UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

In vestment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - December 31, 2005

Item 1:	Reports to Shareholders

Vanguard® Institutional Index Fund

› Annual Report

December 31, 2005

>	In 2005, Vanguard Institutional Index Fund matched the 4.9% return of its target benchmark.

>	Most major stock sectors advanced, enabling the broad U.S. market to post its third straight positive year.

>	Energy companies were the leading performers, followed by financials and health care stocks.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Fund Profile	7
Performance Summary	8
Financial Statements	10
About Your Fund's Expenses	27
Glossary	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Year Ended December 31, 2005	Total Return

Vanguard Institutional Index Fund

Institutional Shares[1]	4.9%

Institutional Plus Shares[2]	4.9

S&P 500 Index	4.9

Average Large-Cap Core Fund[3]	4.8

Your Fund’s Performance at a Glance
December 31, 2004–December 31, 2005

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains

Vanguard Institutional Index Fund

Institutional Shares	$110.70	$114.01	$2.050	$0.000

Institutional Plus Shares	110.71	114.01	2.078	0.000

1	This class of shares carries low expenses and is available for a minimum investment of $5 million.
1	This class of shares also carries low expenses and is available for a minimum investment of $200 million.
1	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard Institutional Index Fund returned 4.9% in 2005 as U.S. stocks made overall gains for the third straight year. The fund’s return matched the 4.9% return of the benchmark, the Standard & Poor’s 500 Index, and edged past the 4.8% average return of its peer fund group.

The first table on page 1 provides the total returns (capital change plus reinvested distributions) for both of the fund’s share classes and for the fund’s comparative measures. The per-share components of the fund’s total returns—starting and ending net asset values, as well as income distributions—are shown in the second table.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned 6.3% for the 12 months. Differences between the returns of small-and large-capitalization stocks, and of value- and growth-oriented stocks, were relatively narrow.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively,

2

applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding a bit more than some long-term bonds.

Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

Directionless at first, the S&P 500 went on to advance modestly

Vanguard Institutional Index Fund—like the target S&P 500 itself—drifted sideways through the first half of the year, and the fund finished the first six months with a slightly negative return. However, investors grew more positive about stocks as the summer progressed. The fund posted consecutive quarterly gains of 3.6% and 2.1%, which helped it to close 2005 with returns approaching 5%.

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years

Stocks

Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%

Russell 2000 Index (Small-caps)	4.6	22.1	8.2

Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1

MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%

Lehman Municipal Bond Index	3.5	4.4	5.6

Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

CPI

Consumer Price Index	3.4%	2.8%	2.5%

3

The fund’s advance, if not dramatic, was broadly based, reflecting gains in most market sectors. The leading industry by far was energy (+31.3%)—no surprise given the prominence of rising oil and gas prices during the year. Although energy stocks made up less than 10% of the index, “big oil” firms such as ExxonMobil (+12%), the index’s second-largest company by capitalization, and ConocoPhillips (+37%) provided outsized increases.

Most other S&P 500 sectors advanced, with financials (the largest sector by market value) and health care gaining 6.5% each. Utilities stocks (+16.8%) also more than pulled their weight. Investors in information technology stocks (+1%), the index’s second-largest group, continued to sort through winners and losers in the fast-moving industry. Illustrating the sector’s volatility, the fund’s leading gainers included Apple Computer (+123%) and Hewlett-Packard (+38%), while the two stocks exerting the biggest drag on the fund’s performance were computer giant Dell (–29%) and venerable IBM (–16%).

Two sectors retreated in 2005. Consumer discretionary stocks (–6.1%) suffered as some well-known companies battled a variety of problems. This group included online retailer eBay (–26%), struggling automakers GM (–48%) and Ford Motor (–45%), and media giants Comcast (–22%), Time Warner (–10%), and News Corp. (–16%). The other sector that declined was telecommunication services (–5.6%).

The Institutional Index Fund has a long-term record worth reviewing

The fund’s long-term performance continues to showcase the merits of index investing. As shown in the table on page 5, over the past decade the Institutional Shares have returned 9.1% a year, on average—1.8 percentage points above the average return of competing large-company mutual funds, the vast majority of which are actively managed. The cumulative effect of this outperformance is illustrated by the growth of hypothetical $5 million initial investments in the fund and the average peer.

The fund’s advisor, Vanguard’s Quantitative Equity Group, has provided consistently excellent results in tracking the performance of the S&P 500 Index. An index is a theoretical portfolio that incurs no investment expenses, making it a small bull’s-eye to hit. Yet the Institutional Index Fund has done so, despite its real-world expenses. In fact, when carried to two decimal places, the fund’s ten-year annualized return of 9.13% is actually slightly ahead of the S&P 500 Index’s return of 9.07%, which explains the fund’s higher accumulation in the hypothetical example. The fund does not seek to outperform the index, but our proprietary tracking techniques obviously have been successful in replicating the index’s performance.

What’s more, the fund’s competitive advantages, including broad diversification and low turnover, are difficult for competitor funds to overcome because

4

most of them must surmount much higher operating expenses in pursuit of superior performance. As you can see in the expense ratio table, your investment continues to benefit from a cost advantage shareholders have enjoyed since the Institutional Shares’ inception in 1990. While we believe that actively managed funds—especially those with clear mandates, experienced management, and low costs—have a place in many portfolios, the long-term success of Vanguard Institutional Index Fund is powerful evidence that a diversified, low-cost index fund should be a core holding for long-term investors.

Experienced investors recognize the benefits of a long-range strategy

As long-time Vanguard shareholders know, we continually urge our clients to focus on long-term performance rather than short-term trends. Inexperienced investors looking at Vanguard Institutional Index Fund’s performance over the last three years might be tempted to think that this positive trend will mean more gains in 2006. However, nothing the market did yesterday guarantees what it will do tomorrow.

One thing that does stay constant, though, is the need to keep a long-term perspective. Even if the stocks listed in the S&P 500 Index—and therefore owned by the fund—should reverse course and post a negative result this year, a buy-and-hold approach will remain the best way for stock investors to seek long-term growth of capital.

Patient investors know that time is their best ally. For example, after three consecutive years of decline in

Total Returns	Ten Years Ended December 31, 2005
	Average Annual Return	Final Value of a $5,000,000 Initial Investment
Institutional Index Fund Institutional Shares	9.1%	$11,980,970

S&P 500 Index	9.1	11,918,187

Average Large-Cap Core Fund	7.3	10,111,372

	July 7, 1997,[1] Through December 31, 2005
	Average Annual Return	Final Value of a $200,000,000 Initial Investment
Institutional Index Fund Institutional Plus Shares	5.5%	$314,019,330

S&P 500 Index	5.4	311,835,744

Average Large-Cap Core Fund	4.0	277,994,243

1	Share-class inception.

5

2000–2002, the Institutional Index Fund still had an annualized return of 9.4% for the ten years ended December 31, 2002. Now, after three consecutive positive years, the fund’s ten-year annualized return remains close to 10%, which is the broad market’s annualized return over the past 75 years. The annual ups and downs get smoothed out by the passage of time, and the market’s long-term results emerge as the only numbers that count for organizations that stick with a sound investment plan. We think the Institutional Index Fund is a reliable component of any such plan because it aims to capture the overall return of companies that make up the bulk of the stock market’s value, and it does so with the aid of skilled management and consistently low costs.

Naturally, your organization needs more than one investment to reach its goals. We hope that, no matter what the stock and bond markets do in 2006, you will maintain a steady and well-diversified mix of investments designed for your organization’s specific circumstances and objectives.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 19, 2006

6

Fund Profile
As of December 31, 2005

Portfolio Characteristics	Fund	Target Index[1]
Number of Stocks	505	500
Median Market Cap	$53.3B	$53.3B
Price/Earnings Ratio	17.3x	17.3x
Price/Book Ratio	2.8x	2.8x
Yield		1.9%
Institutional Shares	1.8%
Institutional Plus Shares	1.8%
Return on Equity	18.5%	18.5%
Earnings Growth Rate	13.1%	13.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	8%	—
Expense Ratio		—
Institutional Shares	0.050%
Institutional Plus Shares	0.025%
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)	Fund	Target Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	10	10
Energy	9	9
Financials	22	21
Health Care	13	14
Industrials	11	11
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	3	3

Volatility Measures	Fund	Target Index[1]
R-Squared	1.00	1.00
Beta	1.00	1.00

Ten Largest Holdings[2] (% of total net assets)
General Electric Co.	conglomerate	3.3%
ExxonMobil Corp.	energy and utilities	3.1
Citigroup, Inc.	banking	2.2
Microsoft Corp.	software	2.1
The Procter & Gamble Co.	consumer products manufacturers	1.7
Bank of America Corp.	banking	1.6
Johnson & Johnson	pharmaceuticals	1.6
American International Group, Inc.	insurance	1.6
Pfizer Inc.	pharmaceuticals	1.5
Altria Group, Inc.	consumer products manufacturers	1.4
Top Ten		20.1%

Investment Focus

1	S&P 500 Index.
2	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 29 for a glossary of investment terms.

7

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $5,000,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $5,000,000
	One Year	Five Years	Ten Years	Investment

Institutional Index Fund Institutional Shares	4.91%	0.54%	9.13%	$11,980,970

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	12,009,357

S&P 500 Index	4.91	0.54	9.07	11,918,187

Average Large-Cap Core Fund[1]	4.84	-1.30	7.30	10,111,372

	One Year	Five Years	Since Inception[2]	Final Value of a $200,000,000 Investment

Institutional Index Fund Institutional Plus Shares	4.93%	0.57%	5.46%	$314,019,330

Dow Jones Wilshire 5000 Index	6.32	2.12	6.02	328,368,880

S&P 500 Index	4.91	0.54	5.37	311,835,744

1	Derived from data provided by Lipper Inc.
2	July 7, 1997. Note: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information.

8

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

[Dark Gray] - Institutional Index Fund Institutional Shares
[Light Gray] - S&P 500 Index

9

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.7%)
Home Depot, Inc.	10,569,208	427,841
Time Warner, Inc.	23,198,021	404,573
Lowe's Cos., Inc.	3,890,238	259,323
* Comcast Corp. Class A	9,864,161	256,074
Viacom Inc. Class B	7,653,494	249,504
* eBay Inc.	5,686,028	245,921
Target Corp.	4,374,232	240,452
The Walt Disney Co.	9,572,291	229,448
McDonald's Corp.	6,261,623	211,142
News Corp., Class A	12,102,348	188,192
Carnival Corp.	2,155,557	115,258
* Starbucks Corp.	3,823,354	114,739
The McGraw-Hill Cos., Inc.	1,865,268	96,304
Federated Department Stores, Inc.	1,354,304	89,831
Best Buy Co., Inc.	2,033,588	88,420
Clear Channel Communications, Inc.	2,688,509	84,554
* Kohl's Corp.	1,714,849	83,342
Staples, Inc.	3,638,043	82,620
NIKE, Inc. Class B	945,610	82,069
Omnicom Group Inc.	896,915	76,354
Gannett Co., Inc.	1,193,705	72,303
* Amazon.com, Inc.	1,526,125	71,957
Ford Motor Co.	9,242,609	71,353
Harley-Davidson, Inc.	1,366,451	70,359
Johnson Controls, Inc.	960,182	70,007
Starwood Hotels & Resorts Worldwide, Inc.	1,090,778	69,657
Yum! Brands, Inc.	1,408,528	66,032
Harrah's Entertainment, Inc.	914,185	65,172
J.C.Penney Co., Inc. (Holding Co.)	1,155,580	64,250
* Coach, Inc.	1,891,157	63,051
* Sears Holdings Corp.	496,571	57,369
Fortune Brands, Inc.	726,799	56,705
Marriott International, Inc. Class A	819,193	54,861
^ General Motors Corp.	2,812,914	54,627
* Bed Bath & Beyond, Inc.	1,476,632	53,380
TJX Cos., Inc.	2,291,657	53,235
International Game Technology	1,675,984	51,587
The Gap, Inc.	2,854,747	50,358
D. R. Horton, Inc.	1,353,892	48,375
* Office Depot, Inc.	1,536,198	48,237
Centex Corp.	635,650	45,443
* Apollo Group, Inc. Class A	724,154	43,782
Pulte Homes, Inc.	1,067,024	41,998
Lennar Corp. Class A	683,038	41,679
Nordstrom, Inc.	1,087,421	40,670
H & R Block, Inc.	1,629,632	40,007
Tribune Co.	1,302,398	39,411
Hilton Hotels Corp.	1,631,630	39,339
Limited Brands, Inc.	1,731,961	38,709
Genuine Parts Co.	863,109	37,908
Black & Decker Corp.	390,129	33,926

10

	Shares	Market Value• ($000)
Eastman Kodak Co.	1,428,425	33,425
* Univision Communications Inc.	1,112,292	32,690
Newell Rubbermaid, Inc.	1,370,343	32,587
Wendy's International, Inc.	578,256	31,954
Mattel, Inc.	2,008,528	31,775
Dollar General Corp.	1,575,022	30,036
KB HOME	389,472	28,299
Whirlpool Corp.	335,590	28,109
Tiffany & Co.	707,095	27,075
Sherwin-Williams Co.	558,609	25,372
Darden Restaurants Inc.	651,027	25,312
* AutoZone Inc.	274,718	25,205
VF Corp.	442,446	24,485
* Comcast Corp. Special Class A	940,053	24,150
Knight Ridder	345,242	21,854
Leggett & Platt, Inc.	914,559	20,998
* Interpublic Group of Cos., Inc.	2,139,769	20,649
E.W. Scripps Co. Class A	422,224	20,275
* AutoNation, Inc.	899,857	19,554
Brunswick Corp.	480,239	19,526
Family Dollar Stores, Inc.	772,820	19,158
New York Times Co. Class A	721,115	19,073
Liz Claiborne, Inc.	530,812	19,014
Hasbro, Inc.	887,636	17,912
Jones Apparel Group, Inc.	581,646	17,868
Circuit City Stores, Inc.	779,818	17,616
The Stanley Works	362,209	17,400
Reebok International Ltd.	262,189	15,267
*^ The Goodyear Tire & Rubber Co.	878,132	15,262
RadioShack Corp.	670,214	14,095
Meredith Corp.	208,690	10,923
Snap-On Inc.	288,416	10,833
Dow Jones & Co., Inc.	293,634	10,421
OfficeMax, Inc.	352,392	8,937
Dillard's Inc.	306,720	7,613
Maytag Corp.	398,953	7,508
* Big Lots Inc.	565,277	6,789
Dana Corp.	746,390	5,359
Cooper Tire & Rubber Co.	304,916	4,671
Viacom Inc. Class A	36,030	1,180
News Corp., Class B	4,500	75
* Visteon Corp.	2,765	17
Consumer Staples (9.5%)		6,052,029
The Procter & Gamble Co.	16,675,958	965,204
Altria Group, Inc.	10,360,026	774,101
Wal-Mart Stores, Inc.	12,428,632	581,660
PepsiCo, Inc.	8,255,015	487,706
The Coca-Cola Co.	10,298,107	415,117
Walgreen Co.	5,035,668	222,879
Anheuser-Busch Cos., Inc.	3,862,566	165,936
Colgate-Palmolive Co.	2,577,505	141,376
Kimberly-Clark Corp.	2,324,685	138,667
Costco Wholesale Corp.	2,349,066	116,208
CVS Corp.	4,051,171	107,032
Sysco Corp.	3,086,593	95,839
General Mills, Inc.	1,767,853	87,190
Archer-Daniels-Midland Co.	3,249,921	80,143
Sara Lee Corp.	3,779,733	71,437
* The Kroger Co.	3,606,708	68,095
Avon Products, Inc.	2,281,167	65,127
Wm. Wrigley Jr. Co.	892,466	59,340
H.J. Heinz Co.	1,664,745	56,135
Kellogg Co.	1,277,618	55,219
Safeway, Inc.	2,234,499	52,868
ConAgra Foods, Inc.	2,580,755	52,338
The Hershey Co.	900,895	49,774
The Clorox Co.	749,500	42,639
Reynolds American Inc.	425,230	40,537
Albertson's, Inc.	1,834,237	39,161
Whole Foods Market, Inc.	497,329	38,488
UST, Inc.	813,566	33,218
Coca-Cola Enterprises, Inc.	1,507,347	28,896
Brown-Forman Corp. Class B	413,211	28,644
Campbell Soup Co.	926,105	27,570
* Constellation Brands, Inc.Class A	978,734	25,672

11

	Shares	Market Value• ($000)
SuperValu Inc.	676,991	21,989
Tyson Foods, Inc.	1,251,037	21,393
McCormick & Co., Inc.	665,275	20,570
The Pepsi Bottling Group, Inc.	681,534	19,499
Molson Coors Brewing Co. Class B	280,976	18,823
Alberto-Culver Co. Class B	375,870	17,196
Energy (9.3%)		5,333,686
ExxonMobil Corp.	30,957,637	1,738,890
Chevron Corp.	11,169,420	634,088
ConocoPhillips Co.	6,903,481	401,644
Schlumberger Ltd.	2,930,838	284,731
Burlington Resources, Inc.	1,880,863	162,130
Occidental Petroleum Corp.	2,000,127	159,770
Valero Energy Corp.	3,068,016	158,310
Halliburton Co.	2,551,478	158,090
Devon Energy Corp.	2,210,816	138,264
* Transocean Inc.	1,642,270	114,450
Apache Corp.	1,638,438	112,266
Anadarko Petroleum Corp.	1,180,122	111,817
Marathon Oil Corp.	1,823,500	111,179
Baker Hughes, Inc.	1,700,850	103,378
EOG Resources, Inc.	1,201,951	88,187
XTO Energy, Inc.	1,806,540	79,379
Williams Cos., Inc.	2,851,070	66,059
* Weatherford International Ltd.	1,729,610	62,612
* Nabors Industries, Inc.	786,005	59,540
BJ Services Co.	1,603,389	58,796
* National Oilwell Varco Inc.	866,975	54,359
Sunoco, Inc.	677,189	53,078
Kerr-McGee Corp.	577,126	52,438
Amerada Hess Corp.	398,150	50,493
Kinder Morgan, Inc.	523,609	48,146
Noble Corp.	680,946	48,034
Murphy Oil Corp.	821,260	44,340
El Paso Corp.	3,279,217	39,875
Rowan Cos., Inc.	543,308	19,363
Financials (21.2%)		5,213,706
Citigroup, Inc.	25,169,771	1,221,489
Bank of America Corp.	19,980,732	922,111
American International Group, Inc.	12,913,668	881,100
JPMorgan Chase & Co.	17,408,858	690,958
Wells Fargo & Co.	8,320,078	522,751
Wachovia Corp.	7,729,379	408,575
American Express Co.	6,177,659	317,902
Merrill Lynch & Co., Inc.	4,572,261	309,679
Morgan Stanley	5,363,098	304,302
The Goldman Sachs Group, Inc.	2,243,031	286,457
U.S. Bancorp	9,036,980	270,115
Fannie Mae	4,815,618	235,050
Freddie Mac	3,437,998	224,673
Washington Mutual, Inc.	4,909,319	213,555
MetLife, Inc.	3,767,732	184,619
Prudential Financial, Inc.	2,512,713	183,905
The Allstate Corp.	3,227,457	174,509
Lehman Brothers Holdings, Inc.	1,333,101	170,864
MBNA Corp.	6,244,504	169,538
The St. Paul Travelers, Cos. Inc.	3,444,875	153,883
SunTrust Banks, Inc.	1,798,111	130,831
Capital One Financial Corp.	1,489,958	128,732
The Hartford Financial Services Group Inc.	1,494,615	128,372
The Bank of New York Co., Inc.	3,832,395	122,062
AFLAC Inc.	2,489,611	115,568
Progressive Corp.of Ohio	981,432	114,612
SLM Corp.	2,076,263	114,381
BB&T Corp.	2,698,306	113,086
Fifth Third Bancorp	2,760,741	104,135
Countrywide Financial Corp.	2,971,184	101,585
The Chubb Corp.	994,736	97,136
National City Corp.	2,742,699	92,072
State Street Corp.	1,631,122	90,429

12

	Shares	Market Value• ($000)
PNC Financial Services Group	1,454,061	89,905
Marsh & McLennan Cos., Inc.	2,709,069	86,040
ACE Ltd.	1,603,210	85,676
Golden West Financial Corp.	1,267,854	83,678
Regions Financial Corp.	2,278,456	77,832
Moody's Corp.	1,234,758	75,839
Charles Schwab Corp.	5,132,715	75,297
Mellon Financial Corp.	2,080,405	71,254
Simon Property Group, Inc. REIT	927,719	71,091
Franklin Resources Corp.	738,495	69,426
KeyCorp	2,028,989	66,815
The Principal Financial Group, Inc.	1,393,929	66,114
Bear Stearns Co., Inc.	563,671	65,121
Genworth Financial Inc.	1,873,466	64,784
North Fork Bancorp, Inc.	2,366,817	64,756
Loews Corp.	674,459	63,972
Equity Office Properties Trust REIT	2,020,410	61,279
XL Capital Ltd. Class A	866,939	58,414
Aon Corp.	1,591,706	57,222
ProLogis REIT	1,211,237	56,589
Equity Residential REIT	1,433,416	56,075
CIT Group Inc.	993,825	51,460
Ameriprise Financial, Inc.	1,224,093	50,188
Vornado Realty Trust REIT	587,160	49,010
Northern Trust Corp.	922,731	47,816
T. Rowe Price Group Inc.	650,352	46,845
Comerica, Inc.	822,424	46,681
Lincoln National Corp.	861,720	45,697
AmSouth Bancorp	1,733,586	45,437
Marshall & Ilsley Corp.	1,040,255	44,773
Archstone-Smith Trust REIT	1,054,374	44,168
M & T Bank Corp.	397,001	43,293
* E*TRADE FINANCIAL Corp.	2,034,538	42,440
Synovus Financial Corp.	1,553,274	41,954
Ambac Financial Group, Inc.	523,289	40,325
MBIA, Inc.	666,910	40,121
Zions Bancorp	519,369	39,244
Cincinnati Financial Corp.	869,006	38,827
Sovereign Bancorp, Inc.	1,776,445	38,407
Jefferson-Pilot Corp.	666,697	37,955
SAFECO Corp.	614,517	34,720
UnumProvident Corp.	1,482,269	33,722
Plum Creek Timber Co. Inc. REIT	915,504	33,004
Compass Bancshares Inc.	619,407	29,911
MGIC Investment Corp.	451,452	29,715
Torchmark Corp.	516,336	28,708
Public Storage, Inc. REIT	411,397	27,860
Huntington Bancshares Inc.	1,135,225	26,962
First Horizon National Corp.	626,938	24,099
Janus Capital Group Inc.	1,073,844	20,006
Apartment Investment & Management Co. Class A REIT	476,409	18,042
Federated Investors, Inc.	421,515	15,613
Health Care (13.3%)		11,923,218
Johnson & Johnson	14,800,694	889,522
Pfizer Inc.	36,674,076	855,239
* Amgen, Inc.	6,140,991	484,279
UnitedHealth Group Inc.	6,784,593	421,595
Medtronic, Inc.	6,018,091	346,461
Merck & Co., Inc.	10,879,194	346,067
Eli Lilly & Co.	5,654,890	320,010
Wyeth	6,678,111	307,661
Abbott Laboratories	7,717,835	304,314
* WellPoint Inc.	3,270,138	260,924
Bristol-Myers Squibb Co.	9,734,167	223,691
Schering-Plough Corp.	7,352,909	153,308
Cardinal Health, Inc.	2,130,592	146,478
Aetna Inc.	1,423,131	134,215
* Gilead Sciences, Inc.	2,278,275	119,906
Baxter International, Inc.	3,102,709	116,817
* Caremark Rx, Inc.	2,237,880	115,900
Guidant Corp.	1,650,859	106,893
HCA Inc.	2,109,222	106,516
* St. Jude Medical, Inc.	1,823,402	91,535

13

	Shares	Market Value• ($000)
* Genzyme Corp.	1,284,406	90,910
* Medco Health Solutions, Inc.	1,530,196	85,385
* Zimmer Holdings, Inc.	1,232,507	83,120
McKesson Corp.	1,530,809	78,974
* Biogen Idec Inc.	1,688,706	76,549
Becton, Dickinson & Co.	1,253,996	75,340
* Boston Scientific Corp.	2,935,757	71,897
Allergan, Inc.	654,873	70,700
CIGNA Corp.	625,741	69,895
* Forest Laboratories, Inc.	1,680,830	68,376
Stryker Corp.	1,450,860	64,462
* Express Scripts Inc.	724,473	60,711
* Coventry Health Care Inc.	807,977	46,022
Biomet, Inc.	1,238,828	45,304
* Humana Inc.	809,658	43,989
AmerisourceBergen Corp.	1,037,237	42,942
* MedImmune Inc.	1,223,853	42,859
Quest Diagnostics, Inc.	824,242	42,432
* Fisher Scientific International Inc.	610,042	37,737
* Laboratory Corp. of America Holdings	661,209	35,606
C.R. Bard, Inc.	521,599	34,384
* Hospira, Inc.	800,183	34,232
IMS Health, Inc.	1,152,426	28,718
Health Management Associates Class A	1,229,666	27,003
Applera Corp.-Applied Biosystems Group	934,984	24,833
* Thermo Electron Corp.	806,815	24,309
* Chiron Corp.	544,106	24,191
* Patterson Cos	687,984	22,979
Mylan Laboratories, Inc.	1,087,479	21,706
* Waters Corp.	550,940	20,826
* King Pharmaceuticals, Inc.	1,201,822	20,335
Bausch & Lomb, Inc.	267,597	18,170
* Tenet Healthcare Corp.	2,333,004	17,871
* Millipore Corp.	259,215	17,119
* Watson Pharmaceuticals, Inc.	504,790	16,411
Manor Care, Inc.	393,869	15,664
PerkinElmer, Inc.	651,054	15,339
Industrials (11.3%)		7,468,631
General Electric Co.	52,569,032	1,842,545
United Parcel Service, Inc.	5,490,483	412,610
3M Co.	3,780,867	293,017
Tyco International Ltd.	10,015,725	289,054
United Technologies Corp.	5,068,108	283,358
The Boeing Co.	4,016,600	282,126
Caterpillar, Inc.	3,384,248	195,508
Honeywell International Inc.	4,193,135	156,194
FedEx Corp.	1,507,706	155,882
Emerson Electric Co.	2,044,107	152,695
Burlington Northern Santa Fe Corp.	1,857,933	131,579
General Dynamics Corp.	1,001,648	114,238
Lockheed Martin Corp.	1,779,361	113,221
Northrop Grumman Corp.	1,767,857	106,266
Union Pacific Corp.	1,318,118	106,122
Norfolk Southern Corp.	2,022,296	90,659
Illinois Tool Works, Inc.	1,018,689	89,634
Raytheon Co.	2,222,141	89,219
Cendant Corp.	5,097,190	87,926
Waste Management, Inc.	2,745,914	83,338
Deere & Co.	1,200,084	81,738
Ingersoll-Rand Co.	1,646,230	66,458
Danaher Corp.	1,180,543	65,851
Masco Corp.	2,108,933	63,669
PACCAR, Inc.	842,187	58,305
Southwest Airlines Co.	3,469,754	57,008
CSX Corp.	1,080,633	54,864
Rockwell Automation, Inc.	891,262	52,727
Textron, Inc.	658,483	50,690
Eaton Corp.	736,274	49,397
Pitney Bowes, Inc.	1,134,617	47,938
ITT Industries, Inc.	459,532	47,249
L-3 Communications Holdings, Inc.	597,438	44,419
Dover Corp.	1,008,029	40,815
Rockwell Collins, Inc.	859,348	39,934
Parker Hannifin Corp.	595,729	39,294
R.R. Donnelley & Sons Co.	1,080,808	36,974

14

	Shares	Market Value• ($000)
American Standard Cos., Inc.	909,367	36,329
Fluor Corp.	431,904	33,369
Cooper Industries, Inc.Class A	455,830	33,276
Robert Half International, Inc.	847,096	32,096
Avery Dennison Corp.	549,467	30,369
Cintas Corp.	685,128	28,214
W.W. Grainger, Inc.	378,162	26,887
Goodrich Corp.	611,505	25,133
* Monster Worldwide Inc.	612,432	24,999
Equifax, Inc.	646,057	24,563
Cummins Inc.	232,999	20,907
American Power Conversion Corp.	854,828	18,806
Pall Corp.	620,172	16,658
Ryder System, Inc.	319,511	13,106
* Allied Waste Industries, Inc.	1,086,545	9,496
* Navistar International Corp.	307,154	8,791
Information Technology (15.0%)		6,355,520
Microsoft Corp.	45,545,066	1,191,003
Intel Corp.	29,995,764	748,694
International Business Machines Corp.	7,858,588	645,976
* Cisco Systems, Inc.	30,562,577	523,231
Hewlett-Packard Co.	14,254,001	408,092
QUALCOMM Inc.	8,179,986	352,394
* Dell Inc.	11,710,224	351,190
* Apple Computer, Inc.	4,192,682	301,412
Motorola, Inc.	12,391,889	279,933
Texas Instruments, Inc.	8,050,320	258,174
* Yahoo! Inc.	6,281,961	246,127
* Oracle Corp.	18,711,349	228,466
First Data Corp.	3,801,511	163,503
* EMC Corp.	11,895,111	162,011
* Corning, Inc.	7,581,040	149,043
Applied Materials, Inc.	8,072,490	144,820
Automatic Data Processing, Inc.	2,868,885	131,653
Adobe Systems, Inc.	2,990,440	110,527
* Symantec Corp.	5,381,265	94,172
* Electronic Arts Inc.	1,495,201	78,214
* Sun Microsystems, Inc.	16,987,615	71,178
* Xerox Corp.	4,778,617	70,007
* Agilent Technologies, Inc.	2,046,063	68,113
* Broadcom Corp.	1,438,766	67,838
Analog Devices, Inc.	1,825,415	65,478
Computer Associates International, Inc.	2,283,268	64,365
Paychex, Inc.	1,659,417	63,257
Electronic Data Systems Corp.	2,594,042	62,361
* Advanced Micro Devices, Inc.	2,009,696	61,497
Maxim Integrated Products, Inc.	1,630,564	59,092
* Lucent Technologies, Inc.	22,115,276	58,827
Linear Technology Corp.	1,516,011	54,683
* Network Appliance, Inc.	1,850,839	49,973
Autodesk, Inc.	1,147,873	49,301
KLA-Tencor Corp.	981,970	48,441
* Intuit, Inc.	880,172	46,913
* Computer Sciences Corp.	920,139	46,596
National Semiconductor Corp.	1,709,210	44,405
Xilinx, Inc.	1,733,410	43,699
* Freescale Semiconductor, Inc. Class B	1,721,318	43,326
* Micron Technology, Inc.	3,073,614	40,910
* Fiserv, Inc.	917,804	39,713
* Affiliated Computer Services, Inc. Class A	618,168	36,583
* Altera Corp.	1,803,139	33,412
Scientific-Atlanta, Inc.	763,887	32,901
* Jabil Circuit, Inc.	865,402	32,098
* NVIDIA Corp.	851,386	31,127
* NCR Corp.	913,280	30,997
Siebel Systems, Inc.	2,631,952	27,846
* Comverse Technology, Inc.	1,004,825	26,718
* Lexmark International, Inc.	577,337	25,882
* Citrix Systems, Inc.	877,070	25,242
* Tellabs, Inc.	2,230,696	24,315
* Avaya Inc.	2,081,710	22,212

15

	Shares	Market Value• ($000)
* BMC Software, Inc.	1,075,151	22,030
* JDS Uniphase Corp.	8,213,783	19,384
Molex, Inc.	715,016	18,555
* Compuware Corp.	1,927,881	17,293
* Novell, Inc.	1,901,270	16,788
* Solectron Corp.	4,549,225	16,650
* Novellus Systems, Inc.	663,999	16,016
Symbol Technologies, Inc.	1,249,142	16,014
Sabre Holdings Corp.	653,330	15,752
* LSI Logic Corp.	1,949,960	15,600
* Teradyne, Inc.	980,152	14,281
* QLogic Corp.	400,639	13,025
* ADC Telecommunications, Inc.	579,920	12,955
* Mercury Interactive Corp.	431,162	11,982
Tektronix, Inc.	415,108	11,710
* Sanmina-SCI Corp.	2,616,120	11,145
* Convergys Corp.	696,845	11,045
* Unisys Corp.	1,698,452	9,902
* Andrew Corp.	808,491	8,675
* Ciena Corp.	2,876,860	8,544
* Parametric Technology Corp.	1,353,407	8,256
* Freescale Semiconductor, Inc. Class A	320,600	8,076
* PMC Sierra Inc.	912,093	7,032
* Applied Micro Circuits Corp.	1,487,106	3,822
* Gateway, Inc.	1,312,246	3,294
Materials (3.0%)		8,455,767
Dow Chemical Co.	4,801,758	210,413
E.I. du Pont de Nemours & Co.	4,574,176	194,402
Alcoa Inc.	4,329,766	128,031
Newmont Mining Corp. (Holding Co.)	2,222,957	118,706
Monsanto Co.	1,335,446	103,537
Praxair, Inc.	1,603,177	84,904
International Paper Co.	2,439,726	81,999
Weyerhaeuser Co.	1,209,872	80,263
Phelps Dodge Corp.	505,177	72,680
Air Products & Chemicals, Inc.	1,104,222	65,359
Nucor Corp.	774,342	51,664
Freeport-McMoRan Copper & Gold, Inc. Class B	915,262	49,241
PPG Industries, Inc.	830,830	48,105
Rohm & Haas Co.	716,380	34,687
Vulcan Materials Co.	506,539	34,318
Ecolab, Inc.	916,851	33,254
United States Steel Corp.	564,111	27,117
MeadWestvaco Corp.	902,754	25,304
Temple-Inland Inc.	558,399	25,044
* Sealed Air Corp.	405,156	22,758
Sigma-Aldrich Corp.	334,450	21,167
Eastman Chemical Co.	405,627	20,926
Ashland, Inc.	357,248	20,685
Ball Corp.	517,990	20,575
Engelhard Corp.	595,937	17,967
* Pactiv Corp.	713,424	15,695
Allegheny Technologies Inc.	423,366	15,275
Bemis Co., Inc.	524,172	14,609
Louisiana-Pacific Corp.	526,620	14,466
International Flavors & Fragrances, Inc.	402,177	13,473
* Hercules, Inc.	559,695	6,325
Telecommunication Services (3.0%)		1,672,949
AT&T Inc.	19,435,714	475,981
Verizon Communications Inc.	13,756,447	414,344
Sprint Nextel Corp.	14,698,643	343,360
BellSouth Corp.	9,097,976	246,555
Alltel Corp.	1,905,172	120,216
* Qwest Communications International Inc.	7,677,910	43,380
CenturyTel, Inc.	651,113	21,591
Citizens Communications Co.	1,659,793	20,299
Utilities (3.3%)		1,685,726
Exelon Corp.	3,319,735	176,411
Dominion Resources, Inc.	1,727,708	133,379
Southern Co.	3,689,327	127,392

16

	Shares	Market Value• ($000)
Duke Energy Corp.	4,615,008	126,682
TXU Corp.	2,402,223	120,568
FPL Group, Inc.	1,964,590	81,648
Public Service Enterprise Group, Inc.	1,246,751	81,001
FirstEnergy Corp.	1,640,647	80,375
American Electric Power Co., Inc.	1,958,890	72,655
Entergy Corp.	1,032,377	70,873
Edison International	1,621,132	70,698
PG&E Corp.	1,707,641	63,388
Sempra Energy	1,279,155	57,357
Consolidated Edison Inc.	1,218,403	56,449
PPL Corp.	1,890,849	55,591
Progress Energy, Inc.	1,251,774	54,978
Ameren Corp.	1,016,114	52,066
* AES Corp.	3,248,575	51,425
Constellation Energy Group, Inc.	887,965	51,147
Cinergy Corp.	991,897	42,116
DTE Energy Co.	884,539	38,203
Xcel Energy, Inc.	2,003,965	36,993
KeySpan Corp.	867,284	30,953
NiSource, Inc.	1,356,046	28,287
* Allegheny Energy, Inc.	810,132	25,641
Pinnacle West Capital Corp.	492,562	20,367
CenterPoint Energy Inc.	1,541,317	19,806
TECO Energy, Inc.	1,035,806	17,795
* CMS Energy Corp.	1,095,583	15,897
NICOR Inc.	219,932	8,646
* Dynegy, Inc.	1,496,046	7,241
Peoples Energy Corp.	189,346	6,640
		1,882,668
Total Common Stocks (Cost $47,348,108)		56,043,900
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2] Vanguard Market Liquidity Fund, 4.274%	132,382,617	132,383
[2] Vanguard Market Liquidity Fund, 4.274%—Note E	50,918,600	50,919
		183,302
U.S. Agency Obligations (0.1%)
[3] Federal Home Loan Mortgage Corp. [4] 3.938%, 1/3/06	10,000	9,999
[3] Federal National Mortgage Assn. 4.281%, 3/22/06	10,000	9,908
		19,907
Total Temporary Cash Investments (Cost $203,209)		203,209
Total Investments (100.0%) (Cost $47,551,317)		56,247,109
Other Assets and Liabilities (0.0%)
Other Assets		1,060,297
Liabilities—Note E		(1,058,098)
		2,199
Net Assets (100%)		56,249,308

17

At December 31, 2005, net assets consisted of:5

>Amount ($000)

Paid-in Capital	49,945,755

Undistributed Net Investment Income	8,308

Accumulated Net Realized Losses	(2,398,564)

Unrealized Appreciation (Depreciation)

Investment Securities	8,695,792

Futures Contracts	(1,983)

Net Assets	56,249,308

Institutional Shares—Net Assets

Applicable to 343,428,473 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	39,153,997

Net Asset Value Per Share—Institutional Shares	$114.01

Institutional Plus Shares—Net Assets

Applicable to 149,944,174 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	17,095,311

Net Asset Value Per Share—Institutional Plus Shares	$114.01

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4	Securities with a value of $9,999,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

18

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Dividends	988,874

Interest[1]	3,007

Security Lending	1,776

Total Income	993,657

Expenses

The Vanguard Group—Note B

Management and Administrative

Institutional Shares	18,632

Institutional Plus Shares	3,606

Total Expenses	22,238

Net Investment Income	971,419

Realized Net Gain (Loss)

Investment Securities Sold	(251,359)

Futures Contracts	6,562

Realized Net Gain (Loss)	(244,797)

Change in Unrealized Appreciation (Depreciation)

Investment Securities	1,912,603

Futures Contracts	(3,965)

Change in Unrealized Appreciation (Depreciation)	1,908,638

Net Increase (Decrease) in Net Assets Resulting from Operations	2,635,260

1 Interest income from an affiliated company of the fund was $2,595,000.

19

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	971,419	854,929

Realized Net Gain (Loss)	(244,797)	169,402

Change in Unrealized Appreciation (Depreciation)	1,908,638	3,563,876

Net Increase (Decrease) in Net Assets Resulting from Operations	2,635,260	4,588,207

Distributions

Net Investment Income

Institutional Shares	(692,551)	(614,763)

Institutional Plus Shares	(278,466)	(237,168)

Realized Capital Gain

Institutional Shares	—	—

Institutional Plus Shares	—	—

Total Distributions	(971,017)	(851,931)

Capital Share Transactions—Note F

Institutional Shares	2,959,862	2,803,963

Institutional Plus Shares	3,141,934	3,680,092

Net Increase (Decrease) from Capital Share Transactions	6,101,796	6,484,055

Total Increase (Decrease)	7,766,039	10,220,331

Net Assets

Beginning of Period	48,483,269	38,262,938

End of Period[1]	56,249,308	48,483,269

1 Including undistributed net investment income of $8,308,000 and $7,906,000.

20

Financial Highlights

Institutional Index Fund Institutional Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$110.70	$101.78	$80.45	$104.89	$120.72

Investment Operations

Net Investment Income	2.05	2.03[1]	1.54	1.42	1.374

Net Realized and Unrealized Gain (Loss) on Investments	3.31	8.91	21.32	(24.45)	(15.829)

Total from Investment Operations	5.36	10.94	22.86	(23.03)	(14.455)

Distributions

Dividends from Net Investment Income	(2.05)	(2.02)	(1.53)	(1.41)	(1.375)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(2.05)	(2.02)	(1.53)	(1.41)	(1.375)

Net Asset Value, End of Period	$114.01	$110.70	$101.78	$80.45	$104.89

Total Return	4.91%	10.86%	28.66%	-22.03%	-11.93%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$39,154	$34,990	$29,458	$20,361	$24,165

Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%

Ratio of Net Investment Income to Average Net Assets	1.87%	2.00%[1]	1.74%	1.57%	1.27%

Portfolio Turnover Rate[2]	8%	5%	4%	8%	5%

1	Net investment income per share and the ratio of net investment income to average net assets include $.32 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

21

Institutional Index Fund Institutional Plus Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$110.71	$101.78	$80.45	$104.89	$120.72

Investment Operations

Net Investment Income	2.068	2.051[1]	1.562	1.438	1.405

Net Realized and Unrealized Gain (Loss) on Investments	3.310	8.925	21.320	(24.446)	(15.829)

Total from Investment Operations	5.378	10.976	22.882	(23.008)	(14.424)

Distributions

Dividends from Net Investment Income	(2.078)	(2.046)	(1.552)	(1.432)	(1.406)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(2.078)	(2.046)	(1.552)	(1.432)	(1.406)

Net Asset Value, End of Period	$114.01	$110.71	$101.78	$80.45	$104.89

Total Return	4.93%	10.90%	28.69%	-22.01%	-11.90%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$17,095	$13,493	$8,805	$9,042	$11,349

Ratio of Total Expenses to Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%

Ratio of Net Investment Income to Average Net Assets	1.90%	2.02%[1]	1.76%	1.59%	1.31%

Portfolio Turnover Rate[2]	8%	5%	4%	8%	5%

1	Net investment income per share and the ratio of net investment income to average net assets include $.316 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

23

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $312,775,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $7,871,000 of ordinary income available for distribution. The fund had available realized losses of $2,400,111,000 to offset future net capital gains of $32,279,000 through December 31, 2008, $385,639,000 through December 31, 2009, $1,269,960,000 through December 31, 2010, $98,197,000 through December 31, 2011, $481,996,000 through December 31, 2013, and $132,040,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $8,695,792,000, consisting of unrealized gains of $13,333,329,000 on securities that had risen in value since their purchase and $4,637,537,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation), were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

S&P 500 Index	442	138,655	(1,699)

E-mini S&P 500 Index	600	37,644	(284)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

24

D.     During the year ended December 31, 2005, the fund purchased $10,658,988,000 of investment securities and sold $4,695,587,000 of investment securities, other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $49,411,000, for which the fund received cash collateral of $50,919,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Institutional Shares

Issued	11,387,123	103,163	9,137,149	87,645

Issued in Lieu of Cash Distributions	627,353	5,662	551,014	5,228

Redeemed	(9,054,614)	(81,461)	(6,884,200)	(66,238)

Net Increase (Decrease)—Institutional Shares	2,959,862	27,364	2,803,963	26,635

Institutional Plus Shares

Issued	4,890,238	43,835	4,798,453	46,237

Issued in Lieu of Cash Distributions	247,167	2,228	218,604	2,076

Redeemed	(1,995,471)	(18,003)	(1,336,965)	(12,943)

Net Increase (Decrease)—Institutional Plus Shares	3,141,934	28,060	3,680,092	35,370

25

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (one of the Funds constituting Vanguard Institutional Index Fund, hereafter referred to as the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $971,017,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 99.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

Six Months Ended December 31, 2005

Institutional Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Institutional Shares	$1,000.00	$1,057.51	$0.26

Institutional Plus Shares	1,000.00	1,057.64	0.13

Based on Hypothetical 5% Yearly Return

Institutional Shares	$1,000.00	$1,024.95	$0.26

Institutional Plus Shares	1,000.00	1,025.08	0.13

1	The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.050% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

28

Glossary

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate.     The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings.     The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap.     An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio.     The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity.     The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate.     An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

29

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	S&P 500® and Standard & Poor's 500 are trademarks
of The McGraw-Hill Companies, Inc., and have been
Text Telephone > 800-952-3335	licensed for use by The Vanguard Group, Inc. Vanguard
mutual funds are not sponsored, endorsed, sold, or
promoted by Standard & Poor's, and Standard & Poor's
makes no representation regarding the advisability of
investing in the funds.

This material may be used in conjunction
with the offering of shares of any Vanguard	All other marks are the exclusive property of their
fund only if preceded or accompanied by	respective owners.
the fund's current prospectus
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can review and copy information about your fund	You can obtain a free copy of Vanguard's proxy voting
at the SEC's Public Reference Room in Washington, D.C	guidelines by visiting our website, www.vanguard.com,
To find out more about this public service, call the SEC	and searching for "proxy voting guidelines," or by calling
at 202-551-8090. Information about your fund is also	Vanguard at 800-662-2739. They are also available from
available on the SEC's website, and you can receive	the SEC's website, www.sec.gov. In addition, you may
copies of this information, for a fee, by sending a	obtain a free report on how your fund voted the proxies for
request in either of two ways: via e-mail addressed to	securities it owned during the 12 months ended June 30.
publicinfo@sec.gov or via regular mail addressed to the	To get the report, visit either www.vanguard.com
Public Reference Section, Securities and Exchange	or www.sec.gov.
Commission, Washington, DC 20549-0102

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022006

Vanguard® Institutional
Total Bond Market Index Fund

> Annual Report

December 31, 2005

> Vanguard Institutional Total Bond Market Index Fund returned 2.5% in 2005, ahead of its benchmark and average peer.

> Short- and intermediate-term rates rose, depressing prices for these bonds and returns for most bond investors. Rates on the longest-term bonds fell slightly, providing better returns on that end of the maturity spectrum.

> The fund’s return since inception is ahead of its average peer.

Contents

Your Fund's Total Returns	1

Chairman's Letter	2

Fund Profile	6

Performance Summary	7

Financial Statements	8

About Your Fund's Expenses	51

Glossary	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005
Total Return

Vanguard Institutional Total Bond Market Index Fund	2.5%

Lehman Aggregate Bond Index	2.4

Average Intermediate Investment Grade Debt Fund[1]	1.8

Your Fund's Performance at a Glance December 31, 2004-December 31, 2005			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard Institutional Total Bond
Market Index Fund	$51.79	$50.79	$2.256	$0.000

1 Derived from data provided by Lipper Inc.

1

Chairman's Letter

Dear Shareholder,

Continuing the pattern set in 2004, interest rates rose sharply at the short end of the maturity spectrum and fell slightly at the long end. In this environment, Vanguard Institutional Total Bond Market Index Fund returned 2.5%, putting it just ahead of its benchmark, the Lehman Brothers Aggregate Bond Index.

The fund's yield increased to 4.90% at December 31, 2005, an increase of 80 basis points during the 12 months. The first table on page 1 presents the total returns--capital change plus reinvested income--of the fund and its comparative standards. Detailed figures for the fund, including net asset values and distributions, are presented in the second table on page 1.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed-income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding slightly more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate

2

movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned 6.3% for the 12 months.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Short-term rates continued rising; long-term rates didn't follow suit

In 2004, the Federal Reserve raised its target for short-term rates five times; in 2005, there were eight rate increases. The Fed's actions have reverberated through the bond market for the past two years, somewhat more forcefully during the past 12 months. Short-term rates climbed by a greater degree last year than in 2004, and the ripple effect was felt further along the bond maturity spectrum in 2005.

These ripples were visible within the Institutional Total Bond Market Index Fund. With an average effective maturity of 7.1 years, the fund experienced a modest increase in yield--80 basis points to

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%

Lehman Municipal Bond Index	3.5	4.4	5.6

Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

Stocks

Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%

Russell 2000 Index (Small-caps)	4.6	22.1	8.2

Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1

MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

CPI

Consumer Price Index	3.4%	2.8%	2.5%

3

4.90%—and a modest decline in price. Its 2.5% total return resulted from a –1.9% capital return and a 4.4% income return.

The fund’s advisor, Vanguard Fixed Income Group, succeeded in capturing the full return of the fund’s target benchmark, despite the index’s lack of fees or transaction costs. The fund’s return is a tribute to the advisor’s proprietary trading and portfolio-construction methodologies, which compensate for the costs of Vanguard’s (albeit low) expense ratio. In a year when yield curve movements confounded even veteran bond investors, the fund also held up well against the average 1.8% return among peer funds, many of which are actively managed.

Advantages become clearer with passing years

The benefit to investors of Vanguard’s low costs, experienced indexing team, and time-tested trading strategies becomes clearer with time. The chart below shows that Institutional Total Bond Market Index Fund has produced a higher annualized return than its peer-group average since its inception in April 2002. A hypothetical investment of $100,000,000 in the fund would have increased to $119,426,188 during the three years and eight months of the fund’s existence. The same investment compounded at the peer group’s average return would be worth almost $2 million less.

We encourage all investors to be alert to what they pay to invest. Given the lower returns on fixed income assets relative to stocks, cost is even more important. For more information about how your fund’s costs compares to those of its peers, see page 5.

Total Returns	April 26, 2002[1]- December 31, 2005
	Average Annual Return	Final Value of a $100,000,000 Initial Investment

Institutional Total Bond Market Index Fund	4.9%	$119,426,188

Lehman Aggregate Bond Index	5.1	120,100,140

Average Intermediate Investment Grade Debt Fund	4.5	117,597,681

1 Inception date.

4

The market’s eternal wisdom: uncertainty is the only certainty

Anyone tempted to respond to market noise—shortening or lengthening a portfolio’s maturity to benefit from prospective interest rate moves—has no doubt learned a useful lesson: Long-term rates don’t necessarily rise in sync with short-term rates—and can actually fall whenever the Fed raises short-term rates to fend off inflation. Rates rise normally across the board as the market reprices bonds to compensate for any uptick in consumer prices. But bond markets have confounded that pattern during this cycle. Even as the Fed has sought to move short-term rates from an accommodative to a neutral level, long-term bond investors have shown they are not concerned about rising inflation.

Such uncertainty undergirds our advice to institutional investors to keep at least some of your assets in a broad-market index fund. By doing so, you gain a high degree of certainty about the relative returns your institution can expect on its investment, you minimize risk of underperformance, and you reduce investing costs.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer

January 18, 2006

Expense Ratios: [1] Your fund compared with its peer group
	Institutional Shares	Peer Group

Institutional Total Bond Market Index Fund	0.05%	1.01%

1 Fund expense ratio reflects the fiscal year ended December 31, 2005. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

5

Fund Profile
 As of December 31, 2005

Financial Attributes
	Fund	Target Index[1]

Number of Issues	1,615	6,434

Yield	4.9%	--

Yield to Maturity	5.1%[2]	5.1%

Average Coupon	5.3%	5.2%

Average Effective Maturity	7.1 years	7.1 years

Average Quality[3]	Aa1	Aa1

Average Duration	4.6 years	4.6 years

Expense Ratio	0.05%	--

Short-Term Reserves	0%	--

Sector Diversification[4] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	5%

Finance	8

Foreign	3

Government Mortgage-Backed	35

Industrial	9

Treasury/Agency	38

Utilities	2

Distribution by Maturity (% of portfolio)

Under 1 Year	0%

1-5 Years	42

5-10 Years	44

10-20 Years	7

20-30 Years	7

Volatility Measures
	Fund	Target Index[1]

R-Squared	1.00	1.00

Beta	1.01	1.00

Distribution by Credit Quality[3] (% of Portfolio)

Aaa	79%

Aa	5

A	9

Baa	7

Investment Focus

1 Lehman Aggregate Bond Index.
2 Before Expenses.
3 Moody’s Investors Service.
4 The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government. See page 52 for a glossary of investment terms.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 26, 2002–December 31, 2005
Initial Investment of $100,000,000

	Average Annual Total Returns Periods Ended December 31, 2005		Final Value of a $100,000,000
	One Year	Since Inception[1]	Investment

Institutional Total Bond Market Index Fund	2.47%	4.94%	$119,426,188

Lehman Aggregate Bond Index	2.43	5.10	120,100,140

Average Intermediate Investment
Grade Debt Fund[2]	1.78	4.50	117,597,681

Fiscal-Year Total Returns (%): April 26, 2002-December 31, 2005
Fiscal Year	Capital Return	Income Return	Total Return	Lehman[3] Total Return

2002	3.8%	3.5%	7.3%	7.9%

2003	0.2	3.9	4.1	4.1

2004	0.0	4.4	4.4	4.3

2005	-1.9	4.4	2.5	2.4

1 April 26, 2002.
2 Derived from data provided by Lipper Inc.
3 Lehman Aggregate Bond Index.
Note: See Financial Highlights table on page 46 for dividend and capital gains information.

7

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Government and Agency Obligations (71.2%)
U.S. Government Securities (26.2%)
U.S. Treasury Bond	12.000%	8/15/13	2,500	2,966
U.S. Treasury Bond	13.250%	5/15/14	750	955
U.S. Treasury Bond	11.250%	2/15/15	2,975	4,480
U.S. Treasury Bond	9.250%	2/15/16	6,425	8,906
U.S. Treasury Bond	7.500%	11/15/16	225	283
U.S. Treasury Bond	8.750%	5/15/17	1,575	2,164
U.S. Treasury Bond	8.875%	8/15/17	31,240	43,424
U.S. Treasury Bond	9.125%	5/15/18	1,500	2,146
U.S. Treasury Bond	9.000%	11/15/18	1,800	2,575
U.S. Treasury Bond	8.875%	2/15/19	8,525	12,128
U.S. Treasury Bond	8.125%	8/15/19	2,730	3,706
U.S. Treasury Bond	8.500%	2/15/20	21,875	30,714
U.S. Treasury Bond	8.750%	5/15/20	540	775
U.S. Treasury Bond	8.750%	8/15/20	13,450	19,364
U.S. Treasury Bond	7.875%	2/15/21	990	1,341
U.S. Treasury Bond	8.125%	5/15/21	200	277
U.S. Treasury Bond	8.125%	8/15/21	12,725	17,674
U.S. Treasury Bond	8.000%	11/15/21	680	938
U.S. Treasury Bond	7.250%	8/15/22	2,600	3,389
U.S. Treasury Bond	7.625%	11/15/22	9,320	12,585
U.S. Treasury Bond	6.250%	8/15/23	25	30
U.S. Treasury Bond	7.625%	2/15/25	1,725	2,379
U.S. Treasury Bond	6.875%	8/15/25	1,500	1,934
U.S. Treasury Bond	6.750%	8/15/26	3,175	4,069
U.S. Treasury Bond	6.500%	11/15/26	50	63
U.S. Treasury Bond	6.625%	2/15/27	30	38
U.S. Treasury Bond	6.375%	8/15/27	35,250	43,716
U.S. Treasury Bond	5.500%	8/15/28	2,650	2,983
U.S. Treasury Bond	5.250%	11/15/28	125	136

8

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Treasury Bond	6.125%	8/15/29	410	500
U.S. Treasury Note	3.125%	1/31/07	1,025	1,011
U.S. Treasury Note	3.375%	2/28/07	1,775	1,753
U.S. Treasury Note	3.750%	3/31/07	79,725	79,052
U.S. Treasury Note	3.625%	4/30/07	2,825	2,796
U.S. Treasury Note	3.125%	5/15/07	6,925	6,805
U.S. Treasury Note	3.625%	6/30/07	22,150	21,897
U.S. Treasury Note	3.875%	7/31/07	3,775	3,745
U.S. Treasury Note	2.750%	8/15/07	11,500	11,204
U.S. Treasury Note	3.250%	8/15/07	1,975	1,939
U.S. Treasury Note	6.125%	8/15/07	2,125	2,181
U.S. Treasury Note	4.000%	8/31/07	11,550	11,472
U.S. Treasury Note	4.000%	9/30/07	3,375	3,352
U.S. Treasury Note	4.250%	10/31/07	6,825	6,806
U.S. Treasury Note	3.375%	2/15/08	1,050	1,028
U.S. Treasury Note	5.500%	2/15/08	1,375	1,406
U.S. Treasury Note	3.750%	5/15/08	4,300	4,239
U.S. Treasury Note	5.625%	5/15/08	77,055	79,162
U.S. Treasury Note	3.125%	10/15/08	225	218
U.S. Treasury Note	3.375%	11/15/08	525	511
U.S. Treasury Note	4.750%	11/15/08	775	783
U.S. Treasury Note	3.375%	12/15/08	1,975	1,921
U.S. Treasury Note	3.250%	1/15/09	25,775	24,957
U.S. Treasury Note	3.000%	2/15/09	9,500	9,118
U.S. Treasury Note	2.625%	3/15/09	4,825	4,575
U.S. Treasury Note	3.125%	4/15/09	2,475	2,381
U.S. Treasury Note	3.875%	5/15/09	14,950	14,716
U.S. Treasury Note	4.000%	6/15/09	2,850	2,816
U.S. Treasury Note	3.625%	7/15/09	1,175	1,146
U.S. Treasury Note	3.500%	8/15/09	16,800	16,312
U.S. Treasury Note	6.000%	8/15/09	1,700	1,792
U.S. Treasury Note	3.375%	10/15/09	25,925	25,038
U.S. Treasury Note	3.500%	12/15/09	1,950	1,889
U.S. Treasury Note	6.500%	2/15/10	1,375	1,483
U.S. Treasury Note	4.000%	3/15/10	3,525	3,475
U.S. Treasury Note	4.000%	4/15/10	3,725	3,671
U.S. Treasury Note	3.875%	5/15/10	7,075	6,941
U.S. Treasury Note	3.875%	7/15/10	42,850	42,006
U.S. Treasury Note	4.125%	8/15/10	3,000	2,971
U.S. Treasury Note	5.750%	8/15/10	950	1,005
U.S. Treasury Note	4.500%	11/15/10	1,475	1,483
U.S. Treasury Note	5.000%	8/15/11	320	330
U.S. Treasury Note	4.875%	2/15/12	24,325	24,971

9

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

U.S. Treasury Note	4.375%	8/15/12	4,900	4,900
U.S. Treasury Note	3.875%	2/15/13	1,575	1,527
U.S. Treasury Note	4.250%	8/15/13	41,950	41,576
U.S. Treasury Note	4.250%	11/15/13	36,875	36,529
U.S. Treasury Note	4.750%	5/15/14	600	615
U.S. Treasury Note	4.500%	11/15/15	137	138
				748,280
Agency Bonds and Notes (10.6%)
Arab Republic of Egypt
(U.S. Government Guaranteed)	4.450%	9/15/15	800	783
1Federal Farm Credit Bank	3.250%	6/15/07	2,925	2,866
1Federal Farm Credit Bank	3.000%	12/17/07	1,125	1,090
1Federal Farm Credit Bank	3.375%	7/15/08	625	606
1Federal Farm Credit Bank	3.750%	1/15/09	725	706
1Federal Farm Credit Bank	4.125%	4/15/09	350	344
1Federal Farm Credit Bank	4.875%	12/16/15	800	803
1Federal Home Loan Bank	4.250%	4/16/07	8,375	8,328
1Federal Home Loan Bank	6.500%	8/15/07	9,800	10,071
1Federal Home Loan Bank	3.625%	1/15/08	14,400	14,106
1Federal Home Loan Bank	3.375%	2/15/08	2,500	2,432
1Federal Home Loan Bank	4.125%	4/18/08	7,400	7,310
1Federal Home Loan Bank	3.875%	8/22/08	3,000	2,940
1Federal Home Loan Bank	5.865%	9/2/08	2,800	2,882
1Federal Home Loan Bank	3.625%	11/14/08	3,350	3,256
1Federal Home Loan Bank	6.500%	11/13/09	1,300	1,380
1Federal Home Loan Bank	7.625%	5/14/10	6,125	6,809
1Federal Home Loan Bank	5.750%	5/15/12	6,850	7,210
1Federal Home Loan Bank	4.500%	9/16/13	1,000	980
1Federal Home Loan Bank	5.250%	6/18/14	7,200	7,426
1Federal Home Loan Mortgage Corp.	4.125%	4/2/07	14,125	14,027
1Federal Home Loan Mortgage Corp.	4.000%	8/17/07	10,000	9,895
1Federal Home Loan Mortgage Corp.	5.750%	4/15/08	5,350	5,471
1Federal Home Loan Mortgage Corp.	3.875%	6/15/08	21,600	21,192
1Federal Home Loan Mortgage Corp.	5.750%	3/15/09	3,600	3,711
1Federal Home Loan Mortgage Corp.	6.625%	9/15/09	2,875	3,057
1Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,500	4,883
1Federal Home Loan Mortgage Corp.	4.125%	7/12/10	7,214	7,029
1Federal Home Loan Mortgage Corp.	6.875%	9/15/10	1,691	1,840
1Federal Home Loan Mortgage Corp.	4.750%	1/18/11	1,650	1,649
1Federal Home Loan Mortgage Corp.	5.875%	3/21/11	1,350	1,405
1Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,700	2,856
1Federal Home Loan Mortgage Corp.	5.125%	7/15/12	3,600	3,663

10

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

1Federal Home Loan Mortgage Corp.	4.500%	1/15/13	1,350	1,325
1Federal Home Loan Mortgage Corp.	4.000%	6/12/13	3,325	3,147
1Federal Home Loan Mortgage Corp.	4.500%	7/15/13	900	882
1Federal Home Loan Mortgage Corp.	5.000%	7/15/14	11,775	11,944
1Federal Home Loan Mortgage Corp.	6.750%	3/15/31	4,489	5,646
1Federal Home Loan Mortgage Corp.	6.250%	7/15/32	227	271
1Federal National Mortgage Assn	5.000%	1/15/07	10,350	10,387
1Federal National Mortgage Assn	3.625%	3/15/07	8,100	7,999
1Federal National Mortgage Assn	7.125%	3/15/07	4,500	4,625
1Federal National Mortgage Assn	5.250%	4/15/07	7,150	7,199
1Federal National Mortgage Assn	6.625%	10/15/07	4,610	4,759
1Federal National Mortgage Assn	5.750%	2/15/08	1,850	1,889
1Federal National Mortgage Assn	6.000%	5/15/08	3,275	3,369
1Federal National Mortgage Assn	3.875%	7/15/08	1,800	1,766
1Federal National Mortgage Assn	5.250%	1/15/09	12,600	12,791
1Federal National Mortgage Assn	4.250%	5/15/09	1,800	1,774
1Federal National Mortgage Assn	6.375%	6/15/09	3,775	3,968
1Federal National Mortgage Assn	6.625%	9/15/09	9,015	9,586
1Federal National Mortgage Assn	7.250%	1/15/10	5,105	5,570
1Federal National Mortgage Assn	6.625%	11/15/10	900	972
1Federal National Mortgage Assn	6.250%	2/1/11	400	423
1Federal National Mortgage Assn	5.375%	11/15/11	1,800	1,852
1Federal National Mortgage Assn	6.125%	3/15/12	2,875	3,077
1Federal National Mortgage Assn	4.375%	3/15/13	1,000	974
1Federal National Mortgage Assn	4.625%	5/1/13	2,875	2,792
1Federal National Mortgage Assn	4.625%	10/15/13	10,650	10,527
1Federal National Mortgage Assn	5.125%	1/2/14	550	554
1Federal National Mortgage Assn	4.375%	10/15/15	2,625	2,536
1Federal National Mortgage Assn	7.125%	1/15/30	2,100	2,735
1Federal National Mortgage Assn	7.250%	5/15/30	4,800	6,345
1Federal National Mortgage Assn	6.625%	11/15/30	1,450	1,793
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/10	2,375	2,588
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	450	484
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	350	376
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	225	241
1Tennessee Valley Auth	5.375%	11/13/08	575	586
1Tennessee Valley Auth	7.125%	5/1/30	2,075	2,713
1Tennessee Valley Auth	4.650%	6/15/35	850	807
				304,278

11

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Mortgage-Backed Securities (34.4%)
1 2Federal Home Loan Mortgage Corp.	4.000%	7/1/08-1/1/20	21,183	20,398
1 2Federal Home Loan Mortgage Corp.	4.500%	3/1/08-9/1/35	50,413	49,009
1 2Federal Home Loan Mortgage Corp.	5.000%	6/1/07-12/1/35	137,376	133,866
1 2Federal Home Loan Mortgage Corp.	5.500%	1/1/07-12/1/35	129,961	129,199
1 2Federal Home Loan Mortgage Corp.	6.000%	1/1/06-7/1/35	39,181	39,724
1 2Federal Home Loan Mortgage Corp.	6.500%	1/1/08-3/1/35	16,839	17,316
1 2Federal Home Loan Mortgage Corp.	7.000%	2/1/11-6/1/32	3,586	3,740
1 2Federal Home Loan Mortgage Corp.	7.500%	10/1/12-2/1/32	835	879
1 2Federal Home Loan Mortgage Corp.	8.000%	6/1/12-11/1/31	535	572
1 2Federal Home Loan Mortgage Corp.	8.500%	6/1/25-5/1/30	254	271
1 2Federal Home Loan Mortgage Corp.	9.000%	2/1/25-9/1/30	23	24
1 2Federal Home Loan Mortgage Corp.	9.500%	2/1/25	4	4
1 2Federal National Mortgage Assn	4.000%	9/1/10-6/1/19	7,083	6,811
1 2Federal National Mortgage Assn	4.500%	6/1/10-9/1/35	64,016	61,764
1 2Federal National Mortgage Assn	5.000%	9/1/09-10/1/35	163,286	159,549
1 2Federal National Mortgage Assn	5.500%	5/1/09-10/1/35	154,742	153,770
1 2Federal National Mortgage Assn	6.000%	11/1/08-6/1/35	59,683	60,330
1 2Federal National Mortgage Assn	6.500%	1/1/12-10/1/34	25,590	26,341
1 2Federal National Mortgage Assn	7.000%	7/1/14-7/1/35	9,939	10,369
1 2Federal National Mortgage Assn	7.500%	11/1/11-10/1/31	2,022	2,126
1 2Federal National Mortgage Assn	8.000%	12/1/29-6/1/31	263	280
1 2Federal National Mortgage Assn	8.500%	4/1/30-4/1/31	107	114
1 2Federal National Mortgage Assn	9.000%	8/1/30	7	8
1 2Federal National Mortgage Assn	9.500%	11/1/25	10	10
2Government National Mortgage Assn	4.000%	9/15/18	190	183
2Government National Mortgage Assn	4.500%	8/15/18-9/15/33	3,659	3,553
2Government National Mortgage Assn	5.000%	2/15/18-11/15/35	27,066	26,792
2Government National Mortgage Assn	5.500%	2/15/17-10/15/35	39,388	39,682
2Government National Mortgage Assn	6.000%	9/15/13-12/15/35	21,617	22,139
2Government National Mortgage Assn	6.500%	5/15/13-6/15/35	9,274	9,688
2Government National Mortgage Assn	7.000%	10/15/10-6/15/32	4,130	4,349
2Government National Mortgage Assn	7.500%	5/15/23-10/15/31	612	648
2Government National Mortgage Assn	8.000%	7/15/25-11/15/30	712	761
2Government National Mortgage Assn	8.500%	12/15/24-7/15/30	51	55
2Government National Mortgage Assn	9.000%	5/15/25-9/15/30	23	24
2Government National Mortgage Assn	9.500%	11/15/17	18	19
				984,367
Total U.S. Government and Agency Obligations
(Cost $2,039,765)				2,036,925

12

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Corporate Bonds (24.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (5.0%)
2 3American Express Credit Account Master Trust	4.499%	11/17/08	4,100	4,101
2 3American Express Credit Account Master Trust	4.489%	12/15/08	4,900	4,901
2 3Bank One Issuance Trust	4.479%	1/15/10	20,000	20,033
2 3Bank One Issuance Trust	4.489%	6/15/10	7,000	7,017
2California Infrastructure & Economic Development
Bank Special Purpose Trust PG&E-1	6.420%	9/25/08	224	225
2California Infrastructure & Economic Development
Bank Special Purpose Trust SDG&E-1	6.310%	9/25/08	268	270
2 3Capital One Master Trust	4.509%	1/15/09	3,000	3,000
2Capital One Master Trust	5.300%	6/15/09	700	703
2 3Capital One Master Trust	4.569%	12/15/10	24,000	24,096
2 3Chase Credit Card Master Trust	4.509%	6/16/08	10,000	10,001
2 3Chase Credit Card Master Trust	4.469%	6/15/09	5,000	5,009
2 3Chase Credit Card Master Trust	4.489%	2/15/10	7,500	7,522
2Chase Issuance Trust	4.650%	12/17/12	1,300	1,291
2Citibank Credit Card Issuance Trust	2.500%	4/7/08	1,650	1,641
2Citibank Credit Card Issuance Trust	5.650%	6/16/08	500	502
2Citibank Credit Card Master Trust	5.875%	3/10/11	1,750	1,805
2 4Citicorp Lease Pass-Through Trust	8.040%	12/15/19	225	271
2Countrywide Home Loans	4.062%	5/25/33	545	536
2 3DaimlerChrysler Master Owner Trust	4.394%	1/15/09	4,000	4,002
2 3Discover Card Master Trust I	4.519%	9/15/08	4,000	4,000
2 3First USA Credit Card Master Trust	4.520%	9/19/08	6,000	6,000
2Ford Credit Auto Owner Trust	4.300%	8/15/09	600	595
2 3Ford Credit Floor Plan Master Owner Trust	4.509%	7/15/08	2,000	2,001
2 3GE Capital Credit Card Master Note Trust	4.409%	9/15/10	2,500	2,502
2 3Gracechurch Card Funding PLC	4.419%	8/15/08	8,000	8,004
2Harley-Davidson Motorcycle Trust	4.500%	1/15/10	782	781
2Honda Auto Receivables Owner Trust	4.610%	8/17/09	2,100	2,094
2 3MBNA Credit Card Master Note Trust	4.419%	8/15/08	5,000	5,000
2MBNA Credit Card Master Note Trust	4.950%	6/15/09	1,300	1,303
2MBNA Credit Card Master Note Trust	4.300%	2/15/11	950	940
2MBNA Master Credit Card Trust	7.000%	2/15/12	800	861
2Nissan Auto Lease Trust	2.900%	8/15/07	1,400	1,386
2Nissan Auto Receivables Owner Trust	4.190%	7/15/09	775	767
2PG&E Energy Recovery Funding LLC	4.140%	9/25/12	350	341
2PG&E Energy Recovery Funding LLC	5.030%	3/25/14	750	756
2PSE&G Transition Funding LLC	6.890%	12/15/17	200	226
2Salomon Brothers Mortgage Securities VII	4.128%	9/25/33	1,152	1,129

13

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

2USAA Auto Owner Trust	4.550%	2/16/10	1,400	1,394
2Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	1,350	1,351
2Wachovia Auto Owner Trust	4.790%	4/20/10	2,800	2,802
2World Omni Auto Receivables Trust	3.540%	6/12/09	1,300	1,282
				142,441
Finance (8.2%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/29	1,250	1,616
AmSouth Bank NA	5.200%	4/1/15	500	499
Banc One Corp.	7.625%	10/15/26	175	215
Bank of America Corp.	5.250%	2/1/07	100	101
Bank of America Corp.	3.375%	2/17/09	450	431
Bank of America Corp.	4.250%	10/1/10	650	630
Bank of America Corp.	4.375%	12/1/10	550	536
Bank of America Corp.	7.400%	1/15/11	175	193
Bank of America Corp.	6.250%	4/15/12	900	962
Bank of America Corp.	4.750%	8/15/13	325	320
Bank of America Corp.	5.375%	6/15/14	1,025	1,045
Bank of America Corp.	4.750%	8/1/15	675	657
Bank of America Corp.	5.625%	3/8/35	50	49
Bank of New York Co., Inc.	3.750%	2/15/08	500	490
Bank of New York Co., Inc.	4.950%	1/14/11	50	50
Bank of New York Co., Inc.	4.950%	3/15/15	1,000	989
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	561
Bank One Corp.	2.625%	6/30/08	100	95
Bank One Corp.	6.000%	2/17/09	795	817
Bank One Corp.	7.875%	8/1/10	2,200	2,452
Bank One Corp.	5.250%	1/30/13	225	226
BankAmerica Capital II	8.000%	12/15/26	900	954
BankAmerica Corp.	6.625%	10/15/07	3,100	3,193
BankAmerica Corp.	5.875%	2/15/09	675	692
Barclays Bank PLC	6.278%	12/29/49	150	150
BB&T Corp.	6.500%	8/1/11	100	107
BB&T Corp.	4.750%	10/1/12	675	666
BB&T Corp.	5.200%	12/23/15	450	452
BB&T Corp.	5.250%	11/1/19	450	445
BSCH Issuances Ltd.	7.625%	9/14/10	900	997
Citicorp	6.375%	11/15/08	1,675	1,742
Citicorp Capital II	8.015%	2/15/27	175	186
Citigroup, Inc.	6.500%	2/15/08	2,800	2,893
Citigroup, Inc.	3.625%	2/9/09	1,600	1,546
Citigroup, Inc.	4.250%	7/29/09	275	269

14

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Citigroup, Inc.	4.125%	2/22/10	325	316
Citigroup, Inc.	4.625%	8/3/10	275	272
Citigroup, Inc.	6.500%	1/18/11	450	480
Citigroup, Inc.	6.000%	2/21/12	325	343
Citigroup, Inc.	5.625%	8/27/12	1,750	1,812
Citigroup, Inc.	5.125%	5/5/14	675	680
Citigroup, Inc.	5.000%	9/15/14	1,629	1,608
Citigroup, Inc.	4.875%	5/7/15	200	195
Citigroup, Inc.	4.700%	5/29/15	275	267
Citigroup, Inc.	5.300%	1/7/16	175	177
Citigroup, Inc.	6.625%	6/15/32	500	567
Citigroup, Inc.	5.875%	2/22/33	175	181
Citigroup, Inc.	6.000%	10/31/33	350	368
Citigroup, Inc.	5.850%	12/11/34	400	419
Colonial Bank NA	6.375%	12/1/15	125	128
Credit Suisse First Boston USA, Inc.	5.750%	4/15/07	2,575	2,603
Credit Suisse First Boston USA, Inc.	4.625%	1/15/08	450	448
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	1,800	1,787
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	350	368
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,250	1,337
Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	175	179
Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	500	488
Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	450	446
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	175	213
Deutsche Bank Financial LLC	5.375%	3/2/15	500	507
Fifth Third Bank	3.375%	8/15/08	200	193
Fifth Third Bank	4.200%	2/23/10	500	488
Fifth Third Bank	4.750%	2/1/15	675	655
First Tennessee Bank	5.050%	1/15/15	125	123
First Union Institutional Capital I	8.040%	12/1/26	175	186
FirstStar Bank	7.125%	12/1/09	275	296
Fleet Capital Trust II	7.920%	12/11/26	725	768
Golden West Financial Corp.	4.125%	8/15/07	550	544
HSBC Bank PLC	6.950%	3/15/11	350	379
HSBC Bank USA	4.625%	4/1/14	950	914
HSBC Bank USA	5.875%	11/1/34	175	178
HSBC Bank USA	5.625%	8/15/35	450	433
HSBC Holdings PLC	7.500%	7/15/09	175	188
HSBC Holdings PLC	5.250%	12/12/12	1,000	1,009
HSBC Holdings PLC	7.350%	11/27/32	125	152
J.P. Morgan, Inc.	6.700%	11/1/07	725	748
J.P. Morgan, Inc.	6.000%	1/15/09	925	952

15

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

JPM Capital Trust II	7.950%	2/1/27	275	293
JPMorgan Capital Trust	5.875%	3/15/35	1,450	1,447
JPMorgan Chase & Co.	5.500%	3/26/07	2,200	2,218
JPMorgan Chase & Co.	5.250%	5/30/07	675	679
JPMorgan Chase & Co.	4.000%	2/1/08	340	335
JPMorgan Chase & Co.	3.625%	5/1/08	335	326
JPMorgan Chase & Co.	3.500%	3/15/09	1,300	1,247
JPMorgan Chase & Co.	6.625%	3/15/12	350	378
JPMorgan Chase & Co.	5.750%	1/2/13	350	362
JPMorgan Chase & Co.	4.875%	3/15/14	450	439
JPMorgan Chase & Co.	5.125%	9/15/14	450	445
JPMorgan Chase & Co.	5.150%	10/1/15	350	346
JPMorgan Chase & Co.	5.850%	8/1/35	175	174
Key Bank NA	4.412%	3/18/08	625	619
Key Bank NA	4.950%	9/15/15	800	782
Marshall & Ilsley Bank	4.850%	6/16/15	450	440
Marshall & Ilsley Corp.	4.375%	8/1/09	900	887
Mellon Capital II	7.995%	1/15/27	900	958
Mellon Funding Corp.	3.250%	4/1/09	225	214
Mellon Funding Corp.	5.000%	12/1/14	350	347
National City Bank	4.150%	8/1/09	275	268
National City Bank	4.500%	3/15/10	350	345
National City Bank of Indiana	4.875%	7/20/07	100	100
National City Corp.	3.200%	4/1/08	775	748
National City Corp.	6.875%	5/15/19	275	313
NationsBank Corp.	6.375%	2/15/08	900	928
NationsBank Corp.	6.800%	3/15/28	900	1,040
PNC Bank NA	4.875%	9/21/17	1,025	986
PNC Funding Corp.	5.250%	11/15/15	400	399
Regions Financial Corp.	6.375%	5/15/12	550	590
Royal Bank of Canada	4.125%	1/26/10	775	754
Royal Bank of Scotland Group PLC	5.000%	11/12/13	625	623
Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,350	1,344
Royal Bank of Scotland Group PLC	7.648%	8/29/49	1,075	1,299
Sanwa Bank Ltd.	8.350%	7/15/09	1,175	1,300
Sanwa Bank Ltd.	7.400%	6/15/11	575	630
Southtrust Corp.	5.800%	6/15/14	225	234
4Sovereign Bancorp, Inc.	4.800%	9/1/10	550	539
State Street Capital Trust	5.300%	1/15/16	275	278
Sumitomo Bank International Finance NV	8.500%	6/15/09	550	609
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	565	653

16

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

SunTrust Banks, Inc.	6.000%	2/15/26	1,075	1,133
Swiss Bank Corp.	7.000%	10/15/15	450	511
Swiss Bank Corp.	7.375%	6/15/17	175	206
Synovus Financial Corp.	5.125%	6/15/17	350	339
The Chase Manhattan Corp.	7.125%	2/1/07	450	461
UFJ Finance Aruba AEC	6.750%	7/15/13	350	382
Union Planters Corp.	7.750%	3/1/11	1,175	1,318
UnionBanCal Corp.	5.250%	12/16/13	125	124
US Bancorp	5.100%	7/15/07	900	904
US Bank NA	3.700%	8/1/07	100	98
US Bank NA	4.125%	3/17/08	625	616
US Bank NA	6.300%	2/4/14	1,475	1,600
US Bank NA	4.950%	10/30/14	350	346
Wachovia Bank NA	4.375%	8/15/08	500	495
Wachovia Bank NA	4.875%	2/1/15	2,150	2,110
Wachovia Bank NA	5.000%	8/15/15	175	172
Wachovia Corp.	3.500%	8/15/08	500	485
Wachovia Corp.	3.625%	2/17/09	225	217
Wachovia Corp.	4.375%	6/1/10	675	661
Wachovia Corp.	7.800%	8/18/10	400	447
Wachovia Corp.	4.875%	2/15/14	175	171
4Wachovia Corp.	8.000%	12/15/26	775	822
Wachovia Corp.	7.500%	4/15/35	100	125
Wachovia Corp.	6.550%	10/15/35	100	112
Washington Mutual Bank	6.875%	6/15/11	1,750	1,902
Washington Mutual Bank	5.125%	1/15/15	1,175	1,150
Washington Mutual Capital I	8.375%	6/1/27	225	242
Washington Mutual, Inc.	4.200%	1/15/10	50	48
Washington Mutual, Inc.	5.000%	3/22/12	350	346
Washington Mutual, Inc.	5.250%	9/15/17	125	122
Wells Fargo & Co.	4.125%	3/10/08	1,575	1,554
Wells Fargo & Co.	3.125%	4/1/09	855	811
Wells Fargo & Co.	4.200%	1/15/10	2,545	2,478
Wells Fargo & Co.	4.625%	8/9/10	500	494
Wells Fargo & Co.	4.950%	10/16/13	550	546
Wells Fargo & Co.	5.000%	11/15/14	500	497
Wells Fargo & Co.	4.750%	2/9/15	450	440
Wells Fargo & Co.	5.375%	2/7/35	450	444
World Savings Bank, FSB	4.125%	3/10/08	1,075	1,060
World Savings Bank, FSB	4.125%	12/15/09	350	340
Zions Bancorp	5.500%	11/16/15	550	554

17

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/10	300	302
Ameriprise Financial Inc.	5.650%	11/15/15	250	254
Amvescap PLC	5.375%	2/27/13	25	25
Bear Stearns Co., Inc.	7.800%	8/15/07	775	810
Bear Stearns Co., Inc.	4.000%	1/31/08	850	836
Bear Stearns Co., Inc.	2.875%	7/2/08	100	95
Bear Stearns Co., Inc.	4.550%	6/23/10	675	661
Bear Stearns Co., Inc.	5.700%	11/15/14	1,450	1,494
Bear Stearns Co., Inc.	5.300%	10/30/15	400	400
Goldman Sachs Group, Inc.	4.125%	1/15/08	500	493
Goldman Sachs Group, Inc.	3.875%	1/15/09	2,525	2,449
Goldman Sachs Group, Inc.	4.500%	6/15/10	1,350	1,321
Goldman Sachs Group, Inc.	6.600%	1/15/12	625	673
Goldman Sachs Group, Inc.	5.700%	9/1/12	450	463
Goldman Sachs Group, Inc.	5.250%	4/1/13	1,250	1,252
Goldman Sachs Group, Inc.	4.750%	7/15/13	175	169
Goldman Sachs Group, Inc.	5.250%	10/15/13	450	449
Goldman Sachs Group, Inc.	5.150%	1/15/14	2,525	2,506
Goldman Sachs Group, Inc.	5.000%	10/1/14	350	344
Goldman Sachs Group, Inc.	5.500%	11/15/14	125	127
Goldman Sachs Group, Inc.	5.125%	1/15/15	225	223
Goldman Sachs Group, Inc.	6.125%	2/15/33	350	368
Goldman Sachs Group, Inc.	6.345%	2/15/34	1,000	1,044
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	725	713
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	775	806
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	175	169
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	850	817
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	675	650
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	100	97
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	400	392
Lehman Brothers Holdings, Inc.	4.375%	11/30/10	500	486
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	200	200
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	325	350
Lehman Brothers Holdings, Inc.	4.800%	3/13/14	950	927
Merrill Lynch & Co., Inc.	5.360%	2/1/07	450	453
Merrill Lynch & Co., Inc.	3.375%	9/14/07	215	210
Merrill Lynch & Co., Inc.	4.000%	11/15/07	285	280
Merrill Lynch & Co., Inc.	4.125%	1/15/09	275	269
Merrill Lynch & Co., Inc.	6.000%	2/17/09	1,125	1,160
Merrill Lynch & Co., Inc.	4.125%	9/10/09	275	267
Merrill Lynch & Co., Inc.	4.250%	2/8/10	725	705

18

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Merrill Lynch & Co., Inc.	4.790%	8/4/10	675	667
Merrill Lynch & Co., Inc.	5.000%	2/3/14	500	494
Merrill Lynch & Co., Inc.	5.450%	7/15/14	100	102
Merrill Lynch & Co., Inc.	5.000%	1/15/15	1,250	1,234
Merrill Lynch & Co., Inc.	6.875%	11/15/18	800	906
Morgan Stanley Dean Witter	6.875%	3/1/07	350	358
Morgan Stanley Dean Witter	5.800%	4/1/07	3,150	3,186
Morgan Stanley Dean Witter	3.625%	4/1/08	900	876
Morgan Stanley Dean Witter	3.875%	1/15/09	1,175	1,140
Morgan Stanley Dean Witter	4.000%	1/15/10	900	865
Morgan Stanley Dean Witter	4.250%	5/15/10	675	655
Morgan Stanley Dean Witter	6.750%	4/15/11	175	188
Morgan Stanley Dean Witter	4.750%	4/1/14	1,450	1,390
Morgan Stanley Dean Witter	7.250%	4/1/32	800	962
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/09	775	761
American Express Co.	3.750%	11/20/07	450	441
American Express Co.	4.750%	6/17/09	175	174
American Express Credit Corp.	3.000%	5/16/08	550	528
American Express Credit Corp.	5.000%	12/2/10	225	225
American General Finance Corp.	5.750%	3/15/07	900	908
American General Finance Corp.	3.875%	10/1/09	325	312
American General Finance Corp.	4.875%	5/15/10	350	347
American General Finance Corp.	4.875%	7/15/12	325	318
American General Finance Corp.	5.375%	10/1/12	400	403
Capital One Bank	4.875%	5/15/08	1,225	1,220
Capital One Bank	5.750%	9/15/10	50	51
Capital One Financial	4.800%	2/21/12	175	169
Capital One Financial	5.500%	6/1/15	100	99
Capital One Financial	5.250%	2/21/17	725	703
3 4 CIT Group Co. of Canada	4.900%	7/1/10	800	780
3 4 CIT Group Co. of Canada	5.450%	6/1/15	675	660
CIT Group, Inc.	7.375%	4/2/07	625	644
CIT Group, Inc.	5.750%	9/25/07	350	355
CIT Group, Inc.	3.650%	11/23/07	100	98
CIT Group, Inc.	5.000%	11/24/08	450	450
CIT Group, Inc.	5.200%	11/3/10	450	451
CIT Group, Inc.	4.750%	12/15/10	100	98
CIT Group, Inc.	7.750%	4/2/12	800	907
CIT Group, Inc.	5.125%	9/30/14	400	394
CIT Group, Inc.	5.000%	2/1/15	275	268
Countrywide Home Loan	5.500%	2/1/07	900	905

19

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Countrywide Home Loan	2.875%	2/15/07	225	220
Countrywide Home Loan	5.625%	5/15/07	100	101
Countrywide Home Loan	3.250%	5/21/08	100	96
Countrywide Home Loan	4.125%	9/15/09	725	699
Countrywide Home Loan	4.000%	3/22/11	675	635
General Electric Capital Corp.	2.800%	1/15/07	625	612
General Electric Capital Corp.	5.375%	3/15/07	1,125	1,132
General Electric Capital Corp.	5.000%	6/15/07	350	351
General Electric Capital Corp.	4.250%	1/15/08	775	766
General Electric Capital Corp.	4.125%	3/4/08	175	172
General Electric Capital Corp.	3.500%	5/1/08	500	485
General Electric Capital Corp.	3.600%	10/15/08	440	426
General Electric Capital Corp.	3.250%	6/15/09	3,050	2,893
General Electric Capital Corp.	4.125%	9/1/09	900	876
General Electric Capital Corp.	7.375%	1/19/10	1,575	1,712
General Electric Capital Corp.	4.875%	10/21/10	1,250	1,246
General Electric Capital Corp.	6.125%	2/22/11	1,750	1,838
General Electric Capital Corp.	4.250%	6/15/12	1,675	1,601
General Electric Capital Corp.	5.450%	1/15/13	550	562
General Electric Capital Corp.	4.750%	9/15/14	850	831
General Electric Capital Corp.	6.750%	3/15/32	1,800	2,122
Household Finance Corp.	5.750%	1/30/07	350	353
Household Finance Corp.	4.625%	1/15/08	1,550	1,543
Household Finance Corp.	4.125%	12/15/08	300	293
Household Finance Corp.	5.875%	2/1/09	250	256
Household Finance Corp.	4.750%	5/15/09	775	767
Household Finance Corp.	6.375%	10/15/11	350	369
Household Finance Corp.	7.000%	5/15/12	1,675	1,831
Household Finance Corp.	6.375%	11/27/12	450	479
HSBC Finance Corp.	4.125%	3/11/08	175	172
HSBC Finance Corp.	4.125%	11/16/09	1,125	1,087
HSBC Finance Corp.	4.625%	9/15/10	1,025	1,001
HSBC Finance Corp.	5.250%	1/14/11	200	200
HSBC Finance Corp.	6.750%	5/15/11	350	375
HSBC Finance Corp.	5.250%	4/15/15	175	173
HSBC Finance Corp.	5.000%	6/30/15	1,100	1,068
3HSBC Finance Corp.	5.911%	11/30/35	100	101
International Lease Finance Corp.	3.125%	5/3/07	50	49
International Lease Finance Corp.	5.625%	6/1/07	900	908
International Lease Finance Corp.	4.500%	5/1/08	450	445
International Lease Finance Corp.	6.375%	3/15/09	450	467
International Lease Finance Corp.	5.125%	11/1/10	1,350	1,350

20

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

International Lease Finance Corp.	5.000%	9/15/12	450	444
iStar Financial Inc.	5.800%	3/15/11	50	50
iStar Financial Inc.	5.150%	3/1/12	725	705
MBNA America Bank NA	5.375%	1/15/08	550	557
MBNA America Bank NA	4.625%	8/3/09	50	50
MBNA Corp.	6.125%	3/1/13	550	581
MBNA Corp.	5.000%	6/15/15	625	614
Residential Capital Corp.	6.125%	11/21/08	500	501
Residential Capital Corp.	6.375%	6/30/10	625	635
Residential Capital Corp.	6.875%	6/30/15	125	133
SLM Corp.	5.625%	4/10/07	2,750	2,776
SLM Corp.	4.500%	7/26/10	450	440
SLM Corp.	5.050%	11/14/14	225	223
SLM Corp.	5.625%	8/1/33	575	599
Wells Fargo Financial	5.500%	8/1/12	675	694
Insurance (0.7%)
ACE Capital Trust II	9.700%	4/1/30	100	139
ACE Ltd.	6.000%	4/1/07	325	329
AEGON NV	4.750%	6/1/13	225	220
Allstate Corp.	5.375%	12/1/06	725	728
Allstate Corp.	7.200%	12/1/09	850	915
Allstate Corp.	5.000%	8/15/14	275	272
Allstate Corp.	5.550%	5/9/35	650	638
Allstate Life Global Funding	4.500%	5/29/09	300	296
Ambac, Inc.	5.950%	12/5/35	725	740
American General Capital II	8.500%	7/1/30	100	134
3American International Group, Inc.	2.875%	5/15/08	275	262
4American International Group, Inc.	4.700%	10/1/10	550	541
4American International Group, Inc.	5.050%	10/1/15	625	614
Arch Capital Group Ltd.	7.350%	5/1/34	275	313
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	225	224
Assurant, Inc.	5.625%	2/15/14	100	101
Assurant, Inc.	6.750%	2/15/34	350	382
AXA SA	8.600%	12/15/30	775	1,037
Axis Capital Holdings	5.750%	12/1/14	175	175
Cincinnati Financial Corp.	6.125%	11/1/34	275	287
CNA Financial Corp.	5.850%	12/15/14	325	326
Commerce Group, Inc.	5.950%	12/9/13	125	126
Fidelity National Financial, Inc.	7.300%	8/15/11	400	416
GE Global Insurance Holdings Corp.	7.000%	2/15/26	125	140
GE Global Insurance Holdings Corp.	7.750%	6/15/30	350	429
Genworth Financial, Inc.	4.750%	6/15/09	175	173

21

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Genworth Financial, Inc.	5.750%	6/15/14	175	181
Genworth Financial, Inc.	4.950%	10/1/15	100	98
Genworth Financial, Inc.	6.500%	6/15/34	375	420
Hartford Life, Inc.	7.375%	3/1/31	550	674
3ING Capital Funding Trust III	5.775%	12/8/49	750	758
ING USA Global	4.500%	10/1/10	675	661
Loews Corp.	6.000%	2/1/35	175	176
Marsh & McLennan Cos., Inc.	5.150%	9/15/10	125	124
Marsh & McLennan Cos., Inc.	6.250%	3/15/12	550	571
Marsh & McLennan Cos., Inc.	5.750%	9/15/15	100	101
MetLife, Inc.	5.250%	12/1/06	675	677
MetLife, Inc.	5.000%	11/24/13	225	223
MetLife, Inc.	5.000%	6/15/15	325	319
MetLife, Inc.	6.375%	6/15/34	800	877
MetLife, Inc.	5.700%	6/15/35	325	326
4Nationwide Life Global Funding	5.350%	2/15/07	625	629
Principal Life Inc. Funding	5.100%	4/15/14	350	350
Progressive Corp.	6.625%	3/1/29	350	399
Protective Life Secured Trust	3.700%	11/24/08	625	605
Prudential Financial, Inc.	4.500%	7/15/13	225	216
Prudential Financial, Inc.	4.750%	4/1/14	450	438
Prudential Financial, Inc.	5.750%	7/15/33	450	454
Prudential Financial, Inc.	5.400%	6/13/35	100	95
St. Paul Cos., Inc.	5.750%	3/15/07	225	227
St. Paul Travelers Cos., Inc.	5.500%	12/1/15	100	101
Travelers Property Casualty Corp.	3.750%	3/15/08	325	316
Travelers Property Casualty Corp.	6.375%	3/15/33	175	185
Willis Group Holdings Ltd.	5.625%	7/15/15	325	325
XL Capital Ltd.	5.250%	9/15/14	400	393
XL Capital Ltd.	6.375%	11/15/24	275	286
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/15	325	322
Arden Realty LP	5.250%	3/1/15	100	101
Boston Properties, Inc.	6.250%	1/15/13	275	289
Boston Properties, Inc.	5.625%	4/15/15	275	278
Brandywine Operating Partnership	5.625%	12/15/10	625	625
Brandywine Operating Partnership	5.400%	11/1/14	350	342
Colonial Realty LP	5.500%	10/1/15	175	171
Developers Diversified Realty Corp.	5.375%	10/15/12	400	397
EOP Operating LP	7.750%	11/15/07	900	943
EOP Operating LP	4.650%	10/1/10	675	655
EOP Operating LP	6.750%	2/15/12	350	372

22

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

EOP Operating LP	4.750%	3/15/14	1,000	948
ERP Operating LP	6.625%	3/15/12	900	968
ERP Operating LP	5.125%	3/15/16	325	319
Health Care Property Investment, Inc.	6.450%	6/25/12	850	888
Health Care REIT, Inc.	6.200%	6/1/16	400	400
Hospitality Properties	5.125%	2/15/15	175	168
Liberty Property LP	5.125%	3/2/15	400	387
4ProLogis	5.250%	11/15/10	225	225
ProLogis	5.500%	3/1/13	175	176
4ProLogis	5.625%	11/15/15	175	176
Regency Centers LP	6.750%	1/15/12	450	481
Regency Centers LP	5.250%	8/1/15	450	441
Simon Property Group Inc.	6.375%	11/15/07	1,250	1,279
4Simon Property Group Inc.	5.750%	12/1/15	1,000	1,010
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	275	278
Vornado Realty	5.625%	6/15/07	275	277
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/07	125	122
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	225	216
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	325	316
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	350	338
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	275	271
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	850	828
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	50
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	500	490
J. Paul Getty Trust	5.875%	10/1/33	225	238
				235,433
Industrial (9.3%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/13	500	476
Alcan, Inc.	5.000%	6/1/15	350	340
Alcoa, Inc.	4.250%	8/15/07	500	495
Alcoa, Inc.	7.375%	8/1/10	750	823
Alcoa, Inc.	6.500%	6/1/11	150	160
Aluminum Co. of America	6.750%	1/15/28	750	864
Barrick Gold Finance Inc.	4.875%	11/15/14	225	219
BHP Billiton Finance	4.800%	4/15/13	250	245
BHP Billiton Finance	5.250%	12/15/15	350	352
BHP Finance USA Ltd.	8.500%	12/1/12	300	358
Celulosa Arauco Constitution SA	8.625%	8/15/10	275	310
Celulosa Arauco Constitution SA	5.625%	4/20/15	450	447
Dow Chemical Co.	6.125%	2/1/11	850	890

23

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Dow Chemical Co.	6.000%	10/1/12	50	52
Dow Chemical Co.	7.375%	11/1/29	275	331
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	900	959
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	625	604
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	325	320
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	175	197
Eastman Chemical Co.	7.600%	2/1/27	275	318
Falconbridge Ltd.	7.350%	6/5/12	275	300
ICI Wilmington	4.375%	12/1/08	350	341
Inco Ltd.	7.750%	5/15/12	275	306
Inco Ltd.	5.700%	10/15/15	350	346
International Paper Co.	6.750%	9/1/11	955	1,012
3International Paper Co.	5.850%	10/30/12	550	559
International Paper Co.	5.300%	4/1/15	100	96
Lubrizol Corp.	5.500%	10/1/14	675	676
MeadWestvaco Corp.	6.850%	4/1/12	550	584
Newmont Mining	5.875%	4/1/35	225	223
Noranda, Inc.	7.250%	7/15/12	450	488
Noranda, Inc.	5.500%	6/15/17	175	168
Placer Dome, Inc.	6.450%	10/15/35	350	368
Potash Corp. of Saskatchewan	7.750%	5/31/11	1,075	1,200
Praxair, Inc.	2.750%	6/15/08	50	48
Praxair, Inc.	3.950%	6/1/13	950	888
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	325	306
2Rohm & Haas Co.	9.800%	4/15/20	349	444
Rohm & Haas Co.	7.850%	7/15/29	175	226
Teck Cominco Ltd.	6.125%	10/1/35	450	443
Vale Overseas Ltd.	8.250%	1/17/34	550	631
Weyerhaeuser Co.	6.125%	3/15/07	107	108
Weyerhaeuser Co.	5.950%	11/1/08	386	394
Weyerhaeuser Co.	6.750%	3/15/12	500	530
Weyerhaeuser Co.	7.375%	3/15/32	900	1,002
Capital Goods (1.1%)
2 4BAE Systems	7.156%	12/15/11	101	107
Boeing Capital Corp.	5.750%	2/15/07	850	858
Boeing Capital Corp.	7.375%	9/27/10	400	440
Boeing Capital Corp.	6.500%	2/15/12	225	242
Boeing Capital Corp.	5.800%	1/15/13	400	419
Caterpillar Financial Services Corp.	4.500%	9/1/08	100	99
Caterpillar Financial Services Corp.	4.150%	1/15/10	625	606
Caterpillar Financial Services Corp.	4.300%	6/1/10	1,175	1,144
Caterpillar Financial Services Corp.	5.050%	12/1/10	200	200

24

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Caterpillar Financial Services Corp.	4.750%	2/17/15	125	122
Caterpillar Financial Services Corp.	4.625%	6/1/15	275	265
Caterpillar, Inc.	7.300%	5/1/31	175	221
Caterpillar, Inc.	7.375%	3/1/97	450	573
CRH America Inc.	6.950%	3/15/12	350	380
CRH America Inc.	5.300%	10/15/13	450	450
CRH America Inc.	6.400%	10/15/33	350	383
Deere & Co.	8.100%	5/15/30	675	910
Emerson Electric Co.	7.125%	8/15/10	175	191
Emerson Electric Co.	4.625%	10/15/12	900	884
General Dynamics Corp.	3.000%	5/15/08	350	335
General Dynamics Corp.	4.500%	8/15/10	125	123
General Dynamics Corp.	4.250%	5/15/13	500	478
General Electric Co.	5.000%	2/1/13	1,750	1,748
Hanson PLC	5.250%	3/15/13	575	570
Honeywell International, Inc.	6.125%	11/1/11	350	369
John Deere Capital Corp.	3.875%	3/7/07	400	396
John Deere Capital Corp.	4.500%	8/25/08	1,625	1,611
John Deere Capital Corp.	7.000%	3/15/12	450	496
Lockheed Martin Corp.	7.650%	5/1/16	775	921
Lockheed Martin Corp.	8.500%	12/1/29	175	237
Masco Corp.	5.875%	7/15/12	575	582
Masco Corp.	4.800%	6/15/15	225	210
Masco Corp.	6.500%	8/15/32	175	179
Northrop Grumman Corp.	7.125%	2/15/11	350	382
Northrop Grumman Corp.	7.750%	2/15/31	450	573
Raytheon Co.	4.850%	1/15/11	475	470
Raytheon Co.	5.500%	11/15/12	725	741
Raytheon Co.	5.375%	4/1/13	175	177
Raytheon Co.	7.200%	8/15/27	400	475
Republic Services, Inc.	6.086%	3/15/35	350	357
Textron Financial Corp.	5.875%	6/1/07	350	354
Textron Financial Corp.	4.600%	5/3/10	1,225	1,205
Textron, Inc.	6.500%	6/1/12	350	380
The Boeing Co.	8.750%	8/15/21	550	746
The Boeing Co.	8.750%	9/15/31	175	253
The Boeing Co.	6.125%	2/15/33	75	83
TRW, Inc.	7.750%	6/1/29	350	448
Tyco International Group SA	6.125%	11/1/08	500	511
Tyco International Group SA	6.125%	1/15/09	100	102
Tyco International Group SA	6.750%	2/15/11	1,025	1,076
Tyco International Group SA	6.000%	11/15/13	125	128

25

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Tyco International Group SA	7.000%	6/15/28	900	982
United Technologies Corp.	4.375%	5/1/10	1,100	1,076
United Technologies Corp.	7.125%	11/15/10	250	273
United Technologies Corp.	4.875%	5/1/15	400	396
United Technologies Corp.	7.500%	9/15/29	350	444
United Technologies Corp.	5.400%	5/1/35	500	500
USA Waste Services, Inc.	7.000%	7/15/28	275	310
Waste Management, Inc.	6.500%	11/15/08	900	937
Waste Management, Inc.	7.375%	8/1/10	400	435
Waste Management, Inc.	5.000%	3/15/14	450	440
Waste Management, Inc.	7.750%	5/15/32	175	217
Communication (2.6%)
Alltel Corp.	7.000%	7/1/12	775	851
America Movil SA de C.V	4.125%	3/1/09	450	437
America Movil SA de C.V	5.500%	3/1/14	225	222
America Movil SA de C.V	5.750%	1/15/15	175	176
America Movil SA de C.V	6.375%	3/1/35	500	488
AT&T Corp.	6.000%	3/15/09	925	945
3AT&T Corp.	9.750%	11/15/31	1,100	1,382
AT&T Wireless Services, Inc.	7.875%	3/1/11	900	1,009
AT&T Wireless Services, Inc.	8.125%	5/1/12	1,625	1,874
AT&T Wireless Services, Inc.	8.750%	3/1/31	575	762
BellSouth Capital Funding	7.875%	2/15/30	725	882
BellSouth Corp.	4.200%	9/15/09	275	267
BellSouth Corp.	4.750%	11/15/12	400	390
BellSouth Corp.	5.200%	9/15/14	350	348
BellSouth Corp.	6.550%	6/15/34	500	538
BellSouth Corp.	6.000%	11/15/34	830	831
BellSouth Telecommunications	6.375%	6/1/28	570	593
British Sky Broadcasting Corp.	6.875%	2/23/09	275	288
British Sky Broadcasting Corp.	8.200%	7/15/09	125	137
3British Telecommunications PLC	8.375%	12/15/10	1,250	1,425
3British Telecommunications PLC	8.875%	12/15/30	450	605
CenturyTel Enterprises	6.875%	1/15/28	175	179
Cingular Wireless	7.125%	12/15/31	175	201
Clear Channel Communications, Inc.	4.625%	1/15/08	100	99
Clear Channel Communications, Inc.	7.650%	9/15/10	550	590
Clear Channel Communications, Inc.	5.000%	3/15/12	800	761
Clear Channel Communications, Inc.	5.750%	1/15/13	100	98
Clear Channel Communications, Inc.	5.500%	9/15/14	400	382
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	675	781
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	175	229

26

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Comcast Cable Communications, Inc.	6.875%	6/15/09	1,500	1,576
Comcast Cable Communications, Inc.	6.750%	1/30/11	450	477
Comcast Cable Communications, Inc.	8.875%	5/1/17	625	767
Comcast Corp.	5.500%	3/15/11	175	176
Comcast Corp.	6.500%	1/15/15	1,450	1,533
Comcast Corp.	7.050%	3/15/33	175	190
Comcast Corp.	5.650%	6/15/35	225	207
Comcast Corp.	6.500%	11/15/35	275	281
Cox Communications, Inc.	3.875%	10/1/08	450	433
Cox Communications, Inc.	7.750%	11/1/10	1,975	2,141
Cox Communications, Inc.	5.450%	12/15/14	550	536
Deutsche Telekom International Finance	3.875%	7/22/08	175	171
3Deutsche Telekom International Finance	8.000%	6/15/10	1,900	2,120
Deutsche Telekom International Finance	5.250%	7/22/13	175	174
3Deutsche Telekom International Finance	8.250%	6/15/30	1,400	1,810
3France Telecom	7.750%	3/1/11	450	504
3France Telecom	8.500%	3/1/31	1,400	1,888
Gannett Co., Inc.	6.375%	4/1/12	450	466
Grupo Televisa SA	6.625%	3/18/25	350	361
GTE Corp.	8.750%	11/1/21	175	221
Koninklijke KPN NV	8.375%	10/1/30	500	605
New England Telephone & Telegraph Co.	7.875%	11/15/29	225	250
News America Holdings, Inc.	9.250%	2/1/13	350	426
News America Holdings, Inc.	8.000%	10/17/16	800	942
News America Holdings, Inc.	8.150%	10/17/36	175	211
News America Inc.	5.300%	12/15/14	400	398
News America Inc.	6.200%	12/15/34	550	546
4News America Inc.	6.400%	12/15/35	550	557
Nextel Communications	6.875%	10/31/13	400	417
Nextel Communications	5.950%	3/15/14	290	292
Nextel Communications	7.375%	8/1/15	550	580
R.R. Donnelley & Sons Co.	3.750%	4/1/09	175	166
R.R. Donnelley & Sons Co.	4.950%	5/15/10	50	49
R.R. Donnelley & Sons Co.	4.950%	4/1/14	225	211
Reed Elsevier Capital	4.625%	6/15/12	100	97
SBC Communications, Inc.	7.500%	5/1/07	125	129
SBC Communications, Inc.	4.125%	9/15/09	625	603
SBC Communications, Inc.	5.300%	11/15/10	125	125
SBC Communications, Inc.	6.250%	3/15/11	400	418
SBC Communications, Inc.	5.875%	2/1/12	110	113
SBC Communications, Inc.	5.875%	8/15/12	1,340	1,383
SBC Communications, Inc.	5.100%	9/15/14	950	930

27

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

SBC Communications, Inc.	5.625%	6/15/16	675	678
SBC Communications, Inc.	6.450%	6/15/34	225	234
SBC Communications, Inc.	6.150%	9/15/34	325	325
Sprint Capital Corp.	6.000%	1/15/07	725	733
Sprint Capital Corp.	6.125%	11/15/08	725	745
Sprint Capital Corp.	7.625%	1/30/11	2,125	2,346
Sprint Capital Corp.	8.375%	3/15/12	350	406
Sprint Capital Corp.	6.875%	11/15/28	850	932
Sprint Capital Corp.	8.750%	3/15/32	775	1,024
TCI Communications, Inc.	8.750%	8/1/15	675	816
TCI Communications, Inc.	7.875%	2/15/26	175	203
Telecom Italia Capital	4.000%	11/15/08	405	393
Telecom Italia Capital	4.000%	1/15/10	895	854
Telecom Italia Capital	5.250%	11/15/13	800	785
Telecom Italia Capital	4.950%	9/30/14	275	264
Telecom Italia Capital	5.250%	10/1/15	500	485
Telecom Italia Capital	6.375%	11/15/33	950	962
Telecom Italia Capital	6.000%	9/30/34	275	265
Tele-Communications, Inc.	7.875%	8/1/13	275	311
Telecomunicaciones de Puerto Rico	6.800%	5/15/09	350	363
Telefonica Europe BV	7.750%	9/15/10	1,175	1,287
Telefonica Europe BV	8.250%	9/15/30	400	496
Telefonos de Mexico SA	4.500%	11/19/08	200	197
Telefonos de Mexico SA	4.750%	1/27/10	150	147
Telefonos de Mexico SA	5.500%	1/27/15	400	394
Telus Corp.	7.500%	6/1/07	775	801
Telus Corp.	8.000%	6/1/11	725	815
Thomson Corp.	5.750%	2/1/08	725	737
Thomson Corp.	5.500%	8/15/35	225	221
Time Warner Entertainment	7.250%	9/1/08	100	105
Time Warner Entertainment	8.375%	3/15/23	325	374
Time Warner Entertainment	8.375%	7/15/33	225	265
Univision Communications, Inc.	7.850%	7/15/11	500	548
US Cellular	6.700%	12/15/33	325	322
USA Interactive	7.000%	1/15/13	275	284
Verizon Global Funding Corp.	6.125%	6/15/07	600	609
Verizon Global Funding Corp.	4.000%	1/15/08	350	343
Verizon Global Funding Corp.	6.875%	6/15/12	1,175	1,275
Verizon Global Funding Corp.	7.375%	9/1/12	1,400	1,562
Verizon Global Funding Corp.	7.750%	12/1/30	450	535
Verizon Global Funding Corp.	5.850%	9/15/35	450	435
Verizon New England, Inc.	6.500%	9/15/11	175	180

28

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Verizon New Jersey, Inc.	5.875%	1/17/12	950	959
Verizon New York, Inc.	6.875%	4/1/12	225	235
Verizon New York, Inc.	7.375%	4/1/32	225	237
Verizon Pennsylvania, Inc.	5.650%	11/15/11	850	847
Vodafone AirTouch PLC	7.750%	2/15/10	325	356
Vodafone AirTouch PLC	7.875%	2/15/30	850	1,053
Vodafone Group PLC	3.950%	1/30/08	350	344
Vodafone Group PLC	5.000%	12/16/13	1,075	1,060
Vodafone Group PLC	5.000%	9/15/15	575	560
WPP Finance USA Corp.	5.875%	6/15/14	275	276
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/14	125	126
Cendant Corp.	6.250%	1/15/08	625	637
Cendant Corp.	7.375%	1/15/13	325	362
Centex Corp.	5.450%	8/15/12	500	491
Centex Corp.	5.125%	10/1/13	550	526
Centex Corp.	5.250%	6/15/15	625	593
Chrysler Corp.	7.450%	3/1/27	350	379
Costco Wholesale Corp.	5.500%	3/15/07	675	680
CVS Corp.	4.000%	9/15/09	275	265
CVS Corp.	4.875%	9/15/14	225	218
D.R. Horton, Inc.	4.875%	1/15/10	225	219
D.R. Horton, Inc.	5.250%	2/15/15	600	563
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	3,025	2,997
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	450	438
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	225	219
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	200	219
DaimlerChrysler North America Holding Corp.	7.750%	1/18/11	600	654
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	400	432
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	100	105
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	900	1,090
Federated Department Stores, Inc.	6.790%	7/15/27	175	185
Federated Department Stores, Inc.	6.900%	4/1/29	175	189
Ford Motor Credit Co.	4.950%	1/15/08	225	201
Harrah's Operating Co., Inc.	7.125%	6/1/07	325	334
Harrah's Operating Co., Inc.	7.500%	1/15/09	450	476
Harrah's Operating Co., Inc.	5.375%	12/15/13	550	537
Harrah's Operating Co., Inc.	5.625%	6/1/15	725	708
Harrah's Operating Co., Inc.	5.750%	10/1/17	400	389
Hilton Hotels Corp.	7.625%	12/1/12	225	243
Home Depot Inc.	3.750%	9/15/09	725	700
Home Depot Inc.	4.625%	8/15/10	675	671

29

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Kohl's Corp.	6.000%	1/15/33	450	445
4Lennar Corp.	5.125%	10/1/10	100	98
Lennar Corp.	5.600%	5/31/15	625	605
Limited Brands Inc.	5.250%	11/1/14	150	141
Lowe's Cos., Inc.	5.000%	10/15/15	175	175
Lowe's Cos., Inc.	6.875%	2/15/28	450	526
Marriott International	4.625%	6/15/12	275	264
2May Department Stores Co.	9.750%	2/15/21	560	685
May Department Stores Co.	6.700%	7/15/34	225	240
McDonald's Corp.	6.000%	4/15/11	225	236
Nordstrom, Inc.	6.950%	3/15/28	175	195
Pulte Homes, Inc.	4.875%	7/15/09	500	489
Pulte Homes, Inc.	5.250%	1/15/14	325	310
Pulte Homes, Inc.	5.200%	2/15/15	100	94
Pulte Homes, Inc.	7.875%	6/15/32	125	139
Pulte Homes, Inc.	6.000%	2/15/35	100	89
Target Corp.	3.375%	3/1/08	350	340
Target Corp.	5.400%	10/1/08	765	777
Target Corp.	5.375%	6/15/09	225	229
Target Corp.	7.500%	8/15/10	225	249
Target Corp.	5.875%	3/1/12	175	184
Target Corp.	7.000%	7/15/31	225	274
Target Corp.	6.350%	11/1/32	625	708
The Walt Disney Co.	5.375%	6/1/07	800	804
The Walt Disney Co.	6.375%	3/1/12	1,125	1,192
Time Warner, Inc.	6.150%	5/1/07	950	962
Time Warner, Inc.	6.750%	4/15/11	175	184
Time Warner, Inc.	6.875%	5/1/12	1,450	1,545
Time Warner, Inc.	9.150%	2/1/23	275	339
Time Warner, Inc.	7.625%	4/15/31	1,185	1,315
Time Warner, Inc.	7.700%	5/1/32	890	999
4Toll Brothers, Inc.	5.150%	5/15/15	275	255
Toyota Motor Credit Corp.	4.250%	3/15/10	1,850	1,811
Viacom Inc.	6.625%	5/15/11	1,115	1,161
Viacom Inc.	5.625%	8/15/12	285	283
Viacom Inc.	7.875%	7/30/30	625	708
Viacom Inc.	5.500%	5/15/33	175	152
Wal-Mart Stores, Inc.	4.375%	7/12/07	250	249
Wal-Mart Stores, Inc.	3.375%	10/1/08	800	772
Wal-Mart Stores, Inc.	6.875%	8/10/09	350	373
Wal-Mart Stores, Inc.	4.000%	1/15/10	275	266
Wal-Mart Stores, Inc.	4.125%	7/1/10	100	97

30

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Wal-Mart Stores, Inc.	4.750%	8/15/10	400	397
Wal-Mart Stores, Inc.	4.125%	2/15/11	1,850	1,784
Wal-Mart Stores, Inc.	4.550%	5/1/13	400	391
Wal-Mart Stores, Inc.	4.500%	7/1/15	500	482
Wal-Mart Stores, Inc.	7.550%	2/15/30	1,025	1,307
Wal-Mart Stores, Inc.	5.250%	9/1/35	100	97
Yum! Brands, Inc.	8.875%	4/15/11	500	573
Yum! Brands, Inc.	7.700%	7/1/12	175	194
Consumer Noncyclical (1.8%)
Abbott Laboratories	3.500%	2/17/09	325	313
Albertson's, Inc.	7.500%	2/15/11	125	129
Albertson's, Inc.	7.450%	8/1/29	450	418
Albertson's, Inc.	8.000%	5/1/31	275	271
Altria Group, Inc.	5.625%	11/4/08	500	507
Altria Group, Inc.	7.000%	11/4/13	550	602
4AmerisourceBergen Corp.	5.875%	9/15/15	575	578
Amgen Inc.	4.000%	11/18/09	550	533
Amgen Inc.	4.850%	11/18/14	350	345
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	500	524
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	175	207
Archer-Daniels-Midland Co.	8.125%	6/1/12	550	639
Archer-Daniels-Midland Co.	7.000%	2/1/31	175	205
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	263
AstraZeneca PLC	5.400%	6/1/14	275	283
4Baxter International, Inc.	4.750%	10/15/10	850	836
Boston Scientific	5.450%	6/15/14	575	570
Boston Scientific	6.250%	11/15/35	400	425
Bottling Group LLC	4.625%	11/15/12	775	758
Bristol-Myers Squibb Co.	4.000%	8/15/08	950	930
Bristol-Myers Squibb Co.	5.750%	10/1/11	1,000	1,033
Bristol-Myers Squibb Co.	6.875%	8/1/97	175	196
Bunge Ltd. Finance Corp.	4.375%	12/15/08	350	342
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	173
Bunge Ltd. Finance Corp.	5.100%	7/15/15	50	48
C.R. Bard, Inc.	6.700%	12/1/26	575	660
Campbell Soup Co.	5.500%	3/15/07	275	277
Campbell Soup Co.	6.750%	2/15/11	100	107
Cardinal Health, Inc.	5.850%	12/15/17	100	101
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	165	203
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	275	322
CIGNA Corp.	7.400%	5/15/07	200	206
CIGNA Corp.	7.875%	5/15/27	150	182

31

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Clorox Co.	4.200%	1/15/10	800	775
Clorox Co.	5.000%	1/15/15	350	344
Coca-Cola Enterprises Inc.	5.750%	11/1/08	225	230
Coca-Cola Enterprises Inc.	8.500%	2/1/22	350	460
ConAgra Foods, Inc.	7.875%	9/15/10	1,550	1,702
ConAgra Foods, Inc.	7.125%	10/1/26	175	192
Diageo Finance BV	5.300%	10/28/15	125	126
Eli Lilly & Co.	6.000%	3/15/12	225	238
Genentech Inc.	4.400%	7/15/10	175	172
Genentech Inc.	4.750%	7/15/15	100	98
Genentech Inc.	5.250%	7/15/35	225	217
General Mills, Inc.	5.125%	2/15/07	850	852
General Mills, Inc.	6.000%	2/15/12	858	897
GlaxoSmithKline Capital Inc.	2.375%	4/16/07	50	49
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	982
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,725	2,045
3H.J. Heinz Co.	6.750%	3/15/32	575	632
Hospira, Inc.	4.950%	6/15/09	225	224
Hospira, Inc.	5.900%	6/15/14	125	129
Johnson & Johnson	3.800%	5/15/13	400	378
Johnson & Johnson	4.950%	5/15/33	225	220
Kellogg Co.	2.875%	6/1/08	500	477
Kellogg Co.	6.600%	4/1/11	775	828
Kellogg Co.	7.450%	4/1/31	325	401
Kimberly-Clark Corp.	5.625%	2/15/12	175	183
Kimberly-Clark Corp.	4.875%	8/15/15	550	549
Kraft Foods, Inc.	4.125%	11/12/09	975	943
Kraft Foods, Inc.	5.625%	11/1/11	500	512
Kraft Foods, Inc.	6.250%	6/1/12	325	343
Kraft Foods, Inc.	6.500%	11/1/31	1,025	1,129
Kroger Co.	7.800%	8/15/07	125	130
Kroger Co.	6.800%	4/1/11	900	943
Kroger Co.	6.750%	4/15/12	350	368
Kroger Co.	7.700%	6/1/29	450	504
Kroger Co.	8.000%	9/15/29	450	520
Laboratory Corp. of America	5.625%	12/15/15	125	125
4Medtronic Inc.	4.375%	9/15/10	175	171
4Medtronic Inc.	4.750%	9/15/15	350	341
Merck & Co.	4.375%	2/15/13	325	308
Merck & Co.	4.750%	3/1/15	175	168
Merck & Co.	6.400%	3/1/28	225	241
Molson Coors	4.850%	9/22/10	125	123

32

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Newell Rubbermaid, Inc.	4.000%	5/1/10	275	261
Pepsi Bottling Group, Inc.	7.000%	3/1/29	450	539
PepsiAmericas Inc.	5.000%	5/15/17	350	342
Pfizer, Inc.	4.500%	2/15/14	1,175	1,149
Philip Morris Cos., Inc.	7.750%	1/15/27	100	118
Procter & Gamble Co.	6.875%	9/15/09	950	1,014
Procter & Gamble Co.	4.950%	8/15/14	50	50
Procter & Gamble Co.	5.500%	2/1/34	25	26
Procter & Gamble Co.	5.800%	8/15/34	475	505
2Procter & Gamble Co. ESOP	9.360%	1/1/21	1,075	1,396
4Quest Diagnostic, Inc.	5.450%	11/1/15	575	578
Safeway, Inc.	6.500%	3/1/11	450	464
Safeway, Inc.	5.800%	8/15/12	225	225
Safeway, Inc.	7.250%	2/1/31	275	298
Sara Lee Corp.	2.750%	6/15/08	850	803
Sara Lee Corp.	6.125%	11/1/32	325	307
3Schering-Plough Corp.	5.550%	12/1/13	350	357
3Schering-Plough Corp.	6.750%	12/1/33	275	311
Sysco Corp.	5.375%	9/21/35	325	319
Tyson Foods, Inc.	8.250%	10/1/11	550	618
Unilever Capital Corp.	7.125%	11/1/10	1,000	1,091
Unilever Capital Corp.	5.900%	11/15/32	325	341
UnitedHealth Group, Inc.	5.200%	1/17/07	675	677
UnitedHealth Group, Inc.	4.125%	8/15/09	525	510
UnitedHealth Group, Inc.	5.000%	8/15/14	500	497
UnitedHealth Group, Inc.	4.875%	3/15/15	175	172
WellPoint Inc.	3.750%	12/14/07	175	171
WellPoint Inc.	4.250%	12/15/09	125	121
WellPoint Inc.	6.375%	1/15/12	275	293
WellPoint Inc.	5.000%	12/15/14	575	564
WellPoint Inc.	5.950%	12/15/34	225	234
Wrigley Co.	4.300%	7/15/10	675	662
Wrigley Co.	4.650%	7/15/15	325	318
3Wyeth	4.375%	3/1/08	1,075	1,062
3Wyeth	5.500%	3/15/13	725	735
Wyeth	5.500%	2/1/14	450	456
Wyeth	6.450%	2/1/24	175	189
Wyeth	6.500%	2/1/34	400	439
4Wyeth	6.000%	2/15/36	400	410
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	400	493
Amerada Hess Corp.	6.650%	8/15/11	275	296

33

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Amerada Hess Corp.	7.875%	10/1/29	625	759
Anadarko Finance Co.	6.750%	5/1/11	275	297
Anadarko Finance Co.	7.500%	5/1/31	725	888
Apache Finance Canada	7.750%	12/15/29	125	165
Atlantic Richfield Co.	5.900%	4/15/09	225	233
BP Capital Markets PLC	2.750%	12/29/06	100	98
BP Capital Markets PLC	2.625%	3/15/07	275	268
Burlington Resources, Inc.	6.680%	2/15/11	775	835
Burlington Resources, Inc.	6.500%	12/1/11	175	189
Burlington Resources, Inc.	7.200%	8/15/31	100	124
Canadian Natural Resources	5.450%	10/1/12	100	102
Canadian Natural Resources	5.850%	2/1/35	75	76
ChevronTexaco Capital Co.	3.500%	9/17/07	350	343
ChevronTexaco Capital Co.	3.375%	2/15/08	325	316
Conoco Funding Co.	6.350%	10/15/11	950	1,013
Conoco Funding Co.	7.250%	10/15/31	175	217
Devon Financing Corp.	6.875%	9/30/11	950	1,036
Devon Financing Corp.	7.875%	9/30/31	175	223
Diamond Offshore Drilling	4.875%	7/1/15	50	49
Encana Corp.	4.750%	10/15/13	75	73
Encana Corp.	6.500%	8/15/34	175	196
Encana Holdings Finance Corp.	5.800%	5/1/14	225	234
Halliburton Co.	5.500%	10/15/10	500	512
Husky Energy Inc.	6.250%	6/15/12	175	184
Marathon Oil Corp.	5.375%	6/1/07	325	327
Marathon Oil Corp.	6.125%	3/15/12	225	238
Marathon Oil Corp.	6.800%	3/15/32	325	375
Nexen, Inc.	5.050%	11/20/13	350	346
Norsk Hydro	6.360%	1/15/09	275	286
Norsk Hydro	7.250%	9/23/27	350	434
Norsk Hydro	7.150%	1/15/29	275	339
Occidental Petroleum	6.750%	1/15/12	350	386
Occidental Petroleum	7.200%	4/1/28	350	431
Ocean Energy, Inc.	4.375%	10/1/07	50	49
Ocean Energy, Inc.	7.250%	10/1/11	50	55
PanCanadian Energy Corp.	7.200%	11/1/31	225	273
Petro-Canada	4.000%	7/15/13	725	672
Petro-Canada	7.875%	6/15/26	50	62
Petro-Canada	7.000%	11/15/28	275	313
Petro-Canada	5.350%	7/15/33	275	258
Petro-Canada	5.950%	5/15/35	350	358
2 4 PF Export Receivables Master Trust	6.600%	12/1/11	662	670

34

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Phillips Petroleum Co.	8.750%	5/25/10	575	660
Suncor Energy, Inc.	5.950%	12/1/34	275	293
Sunoco, Inc.	4.875%	10/15/14	125	122
Talisman Energy, Inc.	5.125%	5/15/15	100	99
Texaco Capital, Inc.	5.500%	1/15/09	325	331
Tosco Corp.	8.125%	2/15/30	1,525	2,054
Transocean Sedco Forex, Inc.	7.500%	4/15/31	450	566
Union Oil Co. of California	5.050%	10/1/12	225	228
Valero Energy Corp.	6.875%	4/15/12	175	191
Valero Energy Corp.	7.500%	4/15/32	175	212
XTO Energy, Inc.	6.250%	4/15/13	500	532
XTO Energy, Inc.	5.000%	1/31/15	125	122
XTO Energy, Inc.	5.300%	6/30/15	325	324
Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/10	100	91
Affiliated Computer Services	5.200%	6/1/15	50	43
3 4Computer Associates Inc.	5.000%	12/1/09	325	317
Computer Sciences Corp.	3.500%	4/15/08	175	168
Deluxe Corp.	3.500%	10/1/07	125	119
Electronic Data Systems	7.125%	10/15/09	125	132
3Electronic Data Systems	6.500%	8/1/13	725	747
Electronic Data Systems	7.450%	10/15/29	100	106
First Data Corp.	3.375%	8/1/08	250	239
First Data Corp.	4.500%	6/15/10	50	48
First Data Corp.	4.850%	10/1/14	500	471
First Data Corp.	4.950%	6/15/15	225	212
Harris Corp.	5.000%	10/1/15	325	315
Hewlett-Packard Co.	5.750%	12/15/06	775	781
Hewlett-Packard Co.	3.625%	3/15/08	725	707
International Business Machines Corp.	6.450%	8/1/07	1,075	1,102
International Business Machines Corp.	5.375%	2/1/09	175	178
International Business Machines Corp.	7.500%	6/15/13	350	405
International Business Machines Corp.	7.000%	10/30/25	450	531
International Business Machines Corp.	6.220%	8/1/27	800	871
International Business Machines Corp.	7.125%	12/1/96	125	151
Motorola, Inc.	7.625%	11/15/10	401	447
Motorola, Inc.	8.000%	11/1/11	175	200
Motorola, Inc.	7.500%	5/15/25	350	420
Motorola, Inc.	6.500%	9/1/25	125	136
Motorola, Inc.	6.500%	11/15/28	325	357
Pitney Bowes Credit Corp.	5.750%	8/15/08	525	536
Pitney Bowes, Inc.	4.750%	1/15/16	1,000	966

35

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Science Applications International Corp.	6.250%	7/1/12	100	104
Science Applications International Corp.	5.500%	7/1/33	100	96
Transportation (0.4%)
American Airlines, Inc.	7.024%	10/15/09	575	593
Burlington Northern Santa Fe Corp.	7.875%	4/15/07	175	181
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	575	620
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	550	642
Canadian National Railway Co.	4.400%	3/15/13	275	262
Canadian National Railway Co.	6.800%	7/15/18	675	765
Canadian National Railway Co.	6.250%	8/1/34	275	302
Canadian Pacific Rail	6.250%	10/15/11	800	852
Canadian Pacific Rail	7.125%	10/15/31	175	213
CNF, Inc.	6.700%	5/1/34	275	289
2Continental Airlines, Inc.	6.648%	9/15/17	492	487
CSX Corp.	6.750%	3/15/11	350	375
CSX Corp.	6.300%	3/15/12	225	240
4ERAC USA Finance Co.	7.350%	6/15/08	325	341
FedEx Corp.	2.650%	4/1/07	275	268
FedEx Corp.	3.500%	4/1/09	125	119
Mass Transit Railway Corp.	7.500%	11/8/10	275	304
Norfolk Southern Corp.	6.200%	4/15/09	225	233
Norfolk Southern Corp.	7.700%	5/15/17	275	328
Norfolk Southern Corp.	9.750%	6/15/20	633	900
Norfolk Southern Corp.	7.050%	5/1/37	275	329
Norfolk Southern Corp.	7.900%	5/15/97	325	428
Southwest Airlines Co.	6.500%	3/1/12	725	765
Southwest Airlines Co.	5.125%	3/1/17	100	94
Union Pacific Corp.	3.625%	6/1/10	900	846
Union Pacific Corp.	6.125%	1/15/12	100	106
Union Pacific Corp.	6.500%	4/15/12	325	350
Union Pacific Corp.	7.000%	2/1/16	350	396
Union Pacific Corp.	6.625%	2/1/29	175	197
Other (0.1%)
Black & Decker Corp.	4.750%	11/1/14	400	376
4Cooper Industries, Inc.	5.250%	11/15/12	325	325
Dover Corp.	4.875%	10/15/15	175	172
Hughes Supply Inc.	5.500%	10/15/14	275	267
Plum Creek Timber Co.	5.875%	11/15/15	275	279
Rockwell International Corp.	6.700%	1/15/28	175	202
	265,274

36

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Utilities (1.6%)
Electric (1.3%)
AEP Texas Central Co.	5.500%	2/15/13	400	408
AEP Texas Central Co.	6.650%	2/15/33	325	356
Alabama Power Co.	3.500%	11/15/07	575	561
Alabama Power Co.	5.500%	10/15/17	725	741
American Electric Power Co., Inc.	5.375%	3/15/10	475	480
Arizona Public Service Co.	4.650%	5/15/15	950	902
Boston Edison Co.	4.875%	4/15/14	175	173
CenterPoint Energy Houston	5.700%	3/15/13	725	745
Cincinnati Gas & Electric Co.	5.700%	9/15/12	225	231
Cleveland Electric Illumination Co.	7.880%	11/1/17	175	213
Columbus Southern Power	5.850%	10/1/35	500	502
Commonwealth Edison Co.	6.150%	3/15/12	450	463
Consolidated Edison, Inc.	5.375%	12/15/15	275	280
Constellation Energy Group, Inc.	6.125%	9/1/09	1,300	1,343
Constellation Energy Group, Inc.	7.000%	4/1/12	325	355
Constellation Energy Group, Inc.	7.600%	4/1/32	175	211
Consumers Energy Co.	4.250%	4/15/08	175	171
Consumers Energy Co.	4.800%	2/17/09	450	444
Consumers Energy Co.	5.000%	2/15/12	350	342
Consumers Energy Co.	5.375%	4/15/13	175	174
Detroit Edison Co.	6.125%	10/1/10	275	287
Detroit Edison Co.	5.700%	10/1/37	100	98
Dominion Resources, Inc.	5.150%	7/15/15	175	170
Dominion Resources, Inc.	6.300%	3/15/33	175	180
Dominion Resources, Inc.	5.250%	8/1/33	175	171
Dominion Resources, Inc.	5.950%	6/15/35	50	49
DTE Energy Co.	7.050%	6/1/11	175	189
Duke Capital Corp.	6.750%	2/15/32	175	192
Duke Energy Corp.	6.250%	1/15/12	1,250	1,321
El Paso Electric Co.	6.000%	5/15/35	125	125
Energy East Corp.	6.750%	6/15/12	550	603
Entergy Gulf States, Inc.	3.600%	6/1/08	275	264
Exelon Corp.	4.900%	6/15/15	575	549
FirstEnergy Corp.	6.450%	11/15/11	950	1,007
FirstEnergy Corp.	7.375%	11/15/31	500	591
Florida Power & Light Co.	5.625%	4/1/34	775	784
Florida Power & Light Co.	4.950%	6/1/35	350	320
Florida Power & Light Co.	5.400%	9/1/35	275	269
Florida Power Corp.	4.500%	6/1/10	100	98
HQI Transelec Chile SA	7.875%	4/15/11	280	310

37

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Jersey Central Power & Light	5.625%	5/1/16	275	283
4Kansas City Power & Light	6.050%	11/15/35	175	180
MidAmerican Energy Co.	6.750%	12/30/31	725	829
MidAmerican Energy Co.	5.750%	11/1/35	275	277
MidAmerican Energy Holdings Co.	5.875%	10/1/12	900	927
MidAmerican Energy Holdings Co.	5.000%	2/15/14	175	170
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/07	350	356
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/08	600	588
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,025	1,143
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	225	297
NiSource Finance Corp.	7.875%	11/15/10	550	611
NiSource Finance Corp.	5.400%	7/15/14	175	175
NiSource Finance Corp.	5.250%	9/15/17	100	97
NiSource Finance Corp.	5.450%	9/15/20	100	97
Oncor Electric Delivery Co.	6.375%	5/1/12	675	714
Oncor Electric Delivery Co.	6.375%	1/15/15	100	106
Oncor Electric Delivery Co.	7.250%	1/15/33	125	147
Pacific Gas & Electric Co.	3.600%	3/1/09	225	216
Pacific Gas & Electric Co.	4.200%	3/1/11	225	215
Pacific Gas & Electric Co.	4.800%	3/1/14	625	609
Pacific Gas & Electric Co.	6.050%	3/1/34	1,300	1,347
PacifiCorp	6.900%	11/15/11	500	546
PacifiCorp	5.250%	6/15/35	175	163
Pepco Holdings, Inc.	6.450%	8/15/12	550	579
Pepco Holdings, Inc.	7.450%	8/15/32	175	204
PPL Energy Supply LLC	6.400%	11/1/11	450	475
Progress Energy, Inc.	6.050%	4/15/07	175	177
Progress Energy, Inc.	7.100%	3/1/11	1,075	1,157
Progress Energy, Inc.	7.750%	3/1/31	350	422
Progress Energy, Inc.	7.000%	10/30/31	50	56
PSE&G Power LLC	6.950%	6/1/12	1,125	1,222
PSE&G Power LLC	5.500%	12/1/15	150	149
PSE&G Power LLC	8.625%	4/15/31	575	757
Public Service Co. of Colorado	4.375%	10/1/08	400	394
Public Service Co. of Colorado	7.875%	10/1/12	550	640
Public Service Co. of Colorado	5.500%	4/1/14	275	283
Puget Sound Energy Inc.	5.483%	6/1/35	100	98
SCANA Corp.	6.250%	2/1/12	725	768
Southern California Edison Co.	5.000%	1/15/14	275	272
Southern California Edison Co.	5.000%	1/15/16	575	567
Southern California Edison Co.	6.000%	1/15/34	175	185
Southern California Edison Co.	5.750%	4/1/35	225	230

38

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Southern California Edison Co.	5.350%	7/15/35	125	121
Union Electric Co.	5.400%	2/1/16	300	304
United Utilities PLC	5.375%	2/1/19	625	611
Virginia Electric & Power Co.	5.375%	2/1/07	400	401
Wisconsin Electric Power Co.	5.625%	5/15/33	175	177
Xcel Energy, Inc.	7.000%	12/1/10	125	135
Natural Gas (0.3%)
AGL Capital Corp.	7.125%	1/14/11	125	137
Atmos Energy Corp.	4.000%	10/15/09	400	382
Atmos Energy Corp.	4.950%	10/15/14	175	168
Boardwalk Pipelines LLC	5.500%	2/1/17	125	125
Consolidated Natural Gas	6.250%	11/1/11	1,575	1,656
Consolidated Natural Gas	5.000%	12/1/14	675	654
Duke Energy Field Services	8.125%	8/16/30	275	349
Enbridge Energy Partners	4.900%	3/1/15	225	222
4Energy Transfer Partners LP	5.650%	8/1/12	325	321
Energy Transfer Partners LP	5.950%	2/1/15	175	174
Enterprise Products Operating LP	4.950%	6/1/10	325	319
Enterprise Products Operating LP	5.600%	10/15/14	725	725
Enterprise Products Operating LP	6.875%	3/1/33	100	107
Enterprise Products Operating LP	6.650%	10/15/34	100	104
KeySpan Corp.	7.625%	11/15/10	100	111
Kinder Morgan Energy Partners LP	5.125%	11/15/14	425	417
Kinder Morgan Energy Partners LP	7.300%	8/15/33	450	507
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	95
Kinder Morgan, Inc.	6.500%	9/1/12	1,275	1,349
KN Energy, Inc.	7.250%	3/1/28	275	308
Oneok Inc.	5.200%	6/15/15	225	218
Oneok Inc.	6.000%	6/15/35	225	221
San Diego Gas & Electric	5.300%	11/15/15	450	454
San Diego Gas & Electric	5.350%	5/15/35	100	98
Sempra Energy	7.950%	3/1/10	120	132
Southern California Gas Co.	5.750%	11/15/35	350	358
Texas Gas Transmission	4.600%	6/1/15	275	261
Trans-Canada Pipelines	4.000%	6/15/13	675	632
				47,753
Total Corporate Bonds (Cost $690,079)				690,901
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
African Development Bank	3.250%	8/1/08	550	534
Asian Development Bank	4.875%	2/5/07	1,525	1,530

39

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Asian Development Bank	5.593%	7/16/18	900	963
Bayerische Landesbank	2.875%	10/15/08	450	427
Canadian Government	5.250%	11/5/08	275	280
China Development Bank	4.750%	10/8/14	350	342
China Development Bank	5.000%	10/15/15	175	172
Corp. Andina de Fomento	5.200%	5/21/13	25	224
Development Bank of Japan	4.250%	6/9/15	175	168
Eksportfinans	4.750%	12/15/08	850	852
European Investment Bank	4.625%	3/1/07	2,350	2,350
European Investment Bank	2.375%	6/15/07	450	438
European Investment Bank	3.125%	10/15/07	900	881
European Investment Bank	3.875%	8/15/08	1,450	1,431
European Investment Bank	4.000%	3/3/10	775	754
European Investment Bank	4.625%	5/15/14	3,025	3,036
Export Development Canada	4.000%	8/1/07	350	346
Export-Import Bank of Korea	7.100%	3/15/07	275	282
Export-Import Bank of Korea	4.500%	8/12/09	175	172
Export-Import Bank of Korea	4.625%	3/16/10	175	172
Export-Import Bank of Korea	5.125%	3/16/15	100	99
Federation of Malaysia	8.750%	6/1/09	450	503
Federation of Malaysia	7.500%	7/15/11	725	811
Financement Quebec	5.000%	10/25/12	350	354
Hellenic Republic	6.950%	3/4/08	450	470
Instituto de Credito Oficial	6.000%	5/19/08	350	362
Inter-American Development Bank	6.375%	10/22/07	800	826
Inter-American Development Bank	5.375%	11/18/08	275	282
Inter-American Development Bank	5.625%	4/16/09	2,150	2,224
Inter-American Development Bank	8.500%	3/15/11	575	668
Inter-American Development Bank	7.000%	6/15/25	275	345
International Bank for Reconstruction & Development	4.125%	6/24/09	1,025	1,012
International Bank for Reconstruction & Development	4.125%	8/12/09	775	765
International Bank for Reconstruction & Development	8.875%	3/1/26	450	678
International Finance Corp.	3.000%	4/15/08	800	773
Japan Finance Corp.	4.625%	4/21/15	350	343
KFW International Finance, Inc.	4.750%	1/24/07	900	902
Korea Development Bank	3.875%	3/2/09	550	530
Korea Development Bank	4.750%	7/20/09	450	445
Korea Development Bank	4.625%	9/16/10	625	612
Korea Development Bank	5.750%	9/10/13	675	699
Korea Electric Power	7.750%	4/1/13	500	580
Kreditanstalt Fur Wiederaufbau	3.250%	7/16/07	3,550	3,488
Kreditanstalt Fur Wiederaufbau	4.625%	11/17/08	1,400	1,400

40

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Kreditanstalt Fur Wiederaufbau	4.250%	6/15/10	575	566
Kreditanstalt Fur Wiederaufbau	4.125%	10/15/14	550	529
Landwirtschaftliche Rentenbank	3.375%	11/15/07	850	832
Landwirtschaftliche Rentenbank	3.250%	6/16/08	1,225	1,186
Landwirtschaftliche Rentenbank	3.875%	9/4/08	450	441
Nordic Investment Bank	3.125%	4/24/08	450	435
Oesterreichische Kontrollbank	5.125%	3/20/07	1,125	1,132
Oesterreichische Kontrollbank	4.250%	10/6/10	125	123
Ontario Hydro Electric	6.100%	1/30/08	350	360
Pemex Project Funding Master Trust	8.500%	2/15/08	675	718
3Pemex Project Funding Master Trust	7.875%	2/1/09	850	909
Pemex Project Funding Master Trust	9.125%	10/13/10	175	202
3Pemex Project Funding Master Trust	8.000%	11/15/11	325	364
Pemex Project Funding Master Trust	7.375%	12/15/14	60	66
4Pemex Project Funding Master Trust	5.750%	12/15/15	1,110	1,103
3Pemex Project Funding Master Trust	8.625%	2/1/22	175	214
4Pemex Project Funding Master Trust	6.625%	6/15/35	225	225
People's Republic of China	7.300%	12/15/08	175	187
People's Republic of China	4.750%	10/29/13	175	172
Province of British Columbia	5.375%	10/29/08	1,170	1,195
Province of Manitoba	7.500%	2/22/10	625	690
Province of New Brunswick	3.500%	10/23/07	1,225	1,202
Province of Nova Scotia	5.750%	2/27/12	225	236
Province of Ontario	3.350%	7/16/07	100	98
Province of Ontario	5.500%	10/1/08	2,875	2,933
Province of Ontario	3.625%	10/21/09	625	602
Province of Ontario	4.500%	2/3/15	775	758
Province of Quebec	7.000%	1/30/07	800	819
Province of Quebec	5.750%	2/15/09	800	824
Province of Quebec	5.000%	7/17/09	775	781
Province of Quebec	4.600%	5/26/15	275	268
Province of Quebec	7.500%	9/15/29	725	963
Quebec Hydro Electric	6.300%	5/11/11	550	582
Quebec Hydro Electric	7.500%	4/1/16	900	1,069
Quebec Hydro Electric	8.050%	7/7/24	275	373
Region of Lombardy, Italy	5.804%	10/25/32	225	244
Republic of Chile	5.625%	7/23/07	350	354
Republic of Chile	7.125%	1/11/12	450	499
Republic of Chile	5.500%	1/15/13	175	180
Republic of Finland	4.750%	3/6/07	225	226
Republic of Hungary	4.750%	2/3/15	800	782
Republic of Italy	3.625%	9/14/07	3,925	3,859

41

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Republic of Italy	3.750%	12/14/07	900	886
Republic of Italy	4.000%	6/16/08	100	98
Republic of Italy	6.000%	2/22/11	100	105
Republic of Italy	5.625%	6/15/12	4,400	4,596
Republic of Italy	4.500%	1/21/15	725	702
Republic of Italy	6.875%	9/27/23	850	1,021
Republic of Italy	5.375%	6/15/33	625	642
Republic of Korea	8.875%	4/15/08	725	794
Republic of Korea	4.250%	6/1/13	775	735
Republic of Korea	4.875%	9/22/14	550	540
Republic of Poland	6.250%	7/3/12	450	478
Republic of Poland	5.250%	1/15/14	500	509
Republic of South Africa	7.375%	4/25/12	400	446
Republic of South Africa	6.500%	6/2/14	325	352
Republic of South Africa	8.500%	6/23/17	500	627
State of Israel	4.625%	6/15/13	225	220
Swedish Export Credit Corp.	2.875%	1/26/07	400	393
Swedish Export Credit Corp.	4.125%	10/15/08	125	123
Swedish Export Credit Corp.	4.000%	6/15/10	450	437
United Mexican States	8.625%	3/12/08	325	350
United Mexican States	4.625%	10/8/08	1,250	1,238
United Mexican States	10.375%	2/17/09	500	576
United Mexican States	8.375%	1/14/11	4,400	5,016
United Mexican States	7.500%	1/14/12	350	390
United Mexican States	6.375%	1/16/13	450	479
United Mexican States	6.625%	3/3/15	125	137
United Mexican States	11.375%	9/15/16	100	148
United Mexican States	8.125%	12/30/19	900	1,103
United Mexican States	8.300%	8/15/31	2,350	3,008
United Mexican States	7.500%	4/8/33	275	325
United Mexican States	6.750%	9/27/34	450	491
Total Sovereign Bonds (Cost $90,653)				90,791
Taxable Municipal Bonds (0.2%)
Illinois (Taxable Pension) GO	4.950%	6/1/23	400	392
Illinois (Taxable Pension) GO	5.100%	6/1/33	2,700	2,654
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)	5.501%	5/1/34	450	464
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/29	325	417
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	290	276
Oregon (Taxable Pension) GO	5.762%	6/1/23	225	241

42

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Oregon (Taxable Pension) GO	5.892%	6/1/27	225	243
Oregon School Board Assn	5.528%	6/30/28	100	104
Wisconsin Public Service Rev	4.800%	5/1/13	275	273
Wisconsin Public Service Rev	5.700%	5/1/26	275	291
Total Taxable Municipal Bonds (Cost $5,210)				5,365
			Shares
Temporary Cash Investment (1.1%)
5 Vanguard Market Liquidity Fund, 4.274%
(Cost $31,492)			31,492,353	31,492
Total Investments (99.8%) (Cost $2,857,199)				2,855,474
Other Assets and Liabilities (0.2%)
Other Assets				88,274
Liabilities				(83,091)
				5,183
Net Assets (100%)
Applicable to 56,324,396 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				2,860,657
Net Asset Value Per Share				$50.79

At December 31, 2005, net assets consisted of:[6]
	Amount ($000)	Per Share

Paid-in Capital	2,866,370	$50.89

Undistributed Net Investment Income	--	--

Accumulated Net Realized Losses	(4,557)	(.08)

Unrealized Appreciation (Depreciation)

Investment Securities	(1,725)	(.03)

Swap Contracts	569.01

Net Assets	2,860,657	$50.79

• See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $13,680,000, representing 0.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
6 See Note C in Notes to Financial Statements for the tax-basis components of net assets.
GO—General Obligation Bond.

43

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Interest[1]	61,705

Security Lending	2

Total Income	61,707

Expenses

The Vanguard Group--Note B

Management and Administrative	684

Total Expenses	684

Net Investment Income	61,023

Realized Net Gain (Loss)

Investment Securities Sold	(2,669)

Swap Contracts	(911)

Realized Net Gain (Loss)	(3,580)

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(14,493)

Swap Contracts	328

Change in Unrealized Appreciation (Depreciation)	(14,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,278

1 Interest income from an affiliated company of the fund was $565,000.

44

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	61,023	45,272

Realized Net Gain (Loss)	(3,580)	7,155

Change in Unrealized Appreciation (Depreciation)	(14,165)	(6,203)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,278	46,224

Distributions

Net Investment Income	(60,622)	(47,181)

Realized Capital Gain	--	(584)

Total Distributions	(60,622)	(47,765)

Capital Share Transactions--Note E

Issued	1,954,781	349,609

Issued in Lieu of Cash Distributions	48,683	34,344

Redeemed	(295,136)	(397,357)

Net Increase (Decrease) from Capital Share Transactions	1,708,328	(13,404)

Total Increase (Decrease)	1,690,984	(14,945)

Net Assets

Beginning of Period	1,169,673	1,184,618

End of Period	2,860,657	1,169,673

45

Financial Highlights

Institutional Total Bond Market Index Fund

	Year Ended December 31,			April 26[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$51.79	$51.80	$51.89	$50.00

Investment Operations

Net Investment Income	2.263	2.104	1.952	1.701

Net Realized and Unrealized Gain (Loss) on Investments	(1.007)	.106	.133	1.891

Total from Investment Operations	1.256	2.210	2.085	3.592

Distributions

Dividends from Net Investment Income	(2.256)	(2.193)	(1.997)	(1.690)

Distributions from Realized Capital Gains	--	(.027)	(.178)	(.012)

Total Distributions	(2.256)	(2.220)	(2.175)	(1.702)

Net Asset Value, End of Period	$50.79	$51.79	$51.80	$51.89

Total Return	2.47%	4.36%	4.08%	7.30%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,861	$1,170	$1,185	$1,005

Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%[2]

Ratio of Net Investment Income to Average Net Assets	4.47%	4.08%	3.81%	4.57%[2]

Portfolio Turnover Rate[3,4]	68%	88%	91%	68%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. 4 The portfolio turnover rates excluding paydowns on mortgage-backed securities were 61%, 57%, 60%, and 64%.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Notes to Financial Statements

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and servicing criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities. The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

47

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral (cash or U.S. government and agency securities) at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, and/or fees received from borrowers, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2005, the fund realized $1,377,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses on swap contracts of $401,000 have been reclassified from accumulated net realized losses to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2005, the fund had $569,000 of net swap gains available to distribute to shareholders as ordinary income dividends. At December 31, 2005, the fund had available realized losses of $4,432,000 to offset future net capital gains of $2,064,000 through December 31, 2013, and $2,368,000 through December 31, 2014. At December 31, 2005, net unrealized depreciation of investment securities for tax purposes was $1,848,000, consisting of unrealized gains of $12,851,000 on securities that had risen in value since their purchase and $14,699,000 in unrealized losses on securities that had fallen in value since their purchase.

48

At December 31, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer[1]	Notional Amount ($000)	Floating Interest Rate Paid[2]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index

1/1/06	UBS	4,000	4.241%	20

2/28/06	BA	47,000	4.340	234

4/30/06	BA	38,000	4.290	190

6/1/06	UBS	14,000	4.241	71

Federal National Mortgage Assn., 4.50% 15-Year

2/1/06	UBS	1,000	3.831	7

3/1/06	UBS	3,000	4.041	18

4/1/06	UBS	4,000	4.021	--

Federal National Mortgage Assn., 5.00% 15-Year

2/1/06	UBS	4,000	4.131	15

Federal National Mortgage Assn., 5.50% 15-Year

2/1/06	UBS	1,000	4.151	1

Federal National Mortgage Assn., 6.00% 30-Year

2/1/06	UBS	3,000	4.061	5

Federal Home Loan Mortgage Corp., 6.00% 30-Year

3/1/06	UBS	2,000	3.751	8

				569

1 BA--Bank of America.
UBS--UBS Warburg.
2 Based on one-month London Inter Bank Offered Rate (LIBOR).

D. During the year ended December 31, 2005, the fund purchased $583,380,000 of investment securities and sold $256,060,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,058,324,000 and $776,321,000, respectively.

E. Capital shares issued and redeemed were:

	Year Ended December 31,
	2005	2004
	Shares (000)	Shares (000)

Issued	38,513	6,740

Issued in Lieu of Cash Distributions	952	664

Redeemed	(5,725)	(7,691)

Net Increase (Decrease) in Shares Outstanding	33,740	(287)

49

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Bond Market Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Bond Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for the Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005
Institutional Total Bond Market Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

Based on Actual Fund Return	$1,000.00	$999.02	$0.25

Based on Hypothetical 5% Yearly Return	1,000.00	1,024.95	0.26

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

1 The calculations are based on expenses incurred in the most recent six-month period.The fund’s annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee
John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Connect with Vanguard, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard's proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for "proxy voting guidelines," or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund's current prospectus	the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

(C) 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3370 022006

Vanguard® Institutional Total Stock Market Index Fund

 > Annual Report

December 31, 2005

> In 2005, Vanguard Institutional Total Stock Market Index Fund met its objective of closely tracking its target index. The fund’s Institutional Shares returned 6.1%, and the Institutional Plus Shares returned 6.2%.

> Growth stocks outdistanced value stocks in the period, except in the large-capitalization arena. The energy and utilities sectors did particularly well, while the consumer discretionary and telecommunication services sectors underperformed.

> With its broad diversification and low costs, the fund once again illustrated the benefits of indexing across the entire stock market.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	9
About Your Fund's Expenses	65
Glossary	67

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005

Vanguard Institutional Total Stock Market Index Fund	Total Return

Institutional Shares	6.1%

Institutional Plus Shares	6.2

Spliced Institutional Total Stock Market Index[1]	6.2

Average Multi-Cap Core Fund[2]	6.6

Your Fund’s Performance at a Glance
December 31, 2004–December 31, 2005

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard Institutional
Total Stock Market Index Fund

Institutional Shares	$25.83	$27.00	$0.397	$0.000

Institutional Plus Shares	25.83	27.00	0.403	0.000

1 Dow Jones Wilshire 5000 Index through April 8, 2005; Morgan Stanley Capital International MSCI® US Broad Market
    Index thereafter.
2 Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Pedestrian fourth-quarter returns brought the U.S. stock market to the end of 2005 with a modest 12-month gain. The Dow Jones Wilshire 5000 Composite Index, a measure of the broad market, returned 6.3% for the year.

Vanguard Institutional Total Stock Market Index Fund fulfilled its objective of closely tracking its target index in the period. The fund underperformed the average return of its peer group by 0.5 percentage point, as shown in the first table on page 1.

The second table on page 1 shows the fund’s capital changes and distributions on a per-share basis.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned about 6% for the 12 months.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding a bit more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

The fund met its objective in 2005

Vanguard Institutional Total Stock Market Index Fund closely tracked the performance of the target index in 2005. The fund advanced steadily, if a little unevenly, as the stock market moved within a fairly narrow trading range. During the year, investors seemed cautious about stocks as their concerns about rising energy prices and a potential uptick in inflation grew.

It’s worth noting that mid-capitalization companies outpaced their small- and large-cap counterparts in 2005 and that growth issues outperformed value stocks, except in the large-cap arena. Investing across

Market Barometer

Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%
Russell 2000 Index (Small-caps)	4.6	22.1	8.2
Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1
MSCI All Country World Index ex USA (International)	17.1	26.2	6.7
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%
Lehman Municipal Bond Index	3.5	4.4	5.6
Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2
CPI
Consumer Price Index	3.4%	2.8%	2.5%

the broad market proved superior to the common indexing strategy of focusing on large-cap stocks.

For the year, the fund's best-performing sectors were energy (+34%) and utilities (+15%). Despite their relatively small weightings in the fund, these two sectors added more than their share to the fund's returns. The fund's larger weightings in the financials, information technology, and health care sectors produced only moderate returns. The fund's stocks in the consumer discretionary and telecommunication services sectors had negative returns for the year.

Time continues to prove the value of indexing

Indexing is a long-term approach, and the benefits of its market-matching strategy become clear over time. Along the way, there will inevitably be years when the fund's actively managed competitors perform a little better. Yet it's gratifying to note the results shown in the table below. As you can see, from your fund's inception in 2001 through year-end 2005, the fund produced an average annual return exceeding that of the average multi-cap core fund.

Total Returns
	August 31, 2001,[1] through December 31, 2005
	Average Annual Return	Final Value of a $100,000,000 Initial Investment
Institutional Total Stock Market Index Fund
Institutional Shares	5.8%	$127,672,999

Spliced Institutional Total Stock Market Index[2]	5.7	127,397,951

Average Multi-Cap Core Fund	4.8	122,676,052

	May 31, 2001,[1] through December 31, 2005
	Average Annual Return	Final Value of a $200,000,000 Initial Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	3.3%	$232,472,575

Spliced Institutional Total Stock Market Index[2]	3.2	231,478,449

Average Multi-Cap Core Fund	2.6	224,657,600

1 Share-class inception.
2 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

This performance advantage occurred over the course of five years, and its impact is significant. For the Institutional Plus Shares, the fund’s seemingly modest outperformance would have translated into a difference of more than $7.8 million in the ending value of a hypothetical $200 million investment made at the beginning of the period. This result is consistent with our longer-term goals for indexing—namely, to offer shareholders diversification, low trading and operating costs, and the advantage of being fully invested in stocks.

Much of the credit for your fund’s track record goes to Vanguard Quantitative Equity Group, which uses proprietary portfolio-construction and trading frameworks that have kept the fund in lockstep with the index. This is not a simple feat, given that the fund has operating and transaction costs, unlike the index.

In all types of investing, the long-term view serves best

Of course no one knows what will happen in the financial markets during 2006 and beyond. That uncertainty is just one reason we always encourage investors to evaluate their investments from a long-term perspective, with special attention to balance and costs.

We believe the Institutional Total Stock Market Index Fund—with its broad diversification and its goal of capturing the returns of the entire U.S. stock market—is one of the most practical ways for institutional investors to capitalize on the market’s long-term potential. The Institutional Total Stock Market Index Fund can serve your organization well as a low-cost, long-term core holding.

Thank you for entrusting your organization’s assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer

January 20, 2006

Fund Profile
As of December 31, 2005

Portfolio Characteristics

	Fund	Target Index[1]
Number of Stocks	3,368	3,995
Median Market Cap	$29.9B	$29.9B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	2.8x	2.8x
Yield		1.7%
Institutional Shares	1.7%
Institutional Plus Shares	1.7%
Return on Equity	17.3%	17.3%
Earnings Growth Rate	13.3%	13.2%
Foreign Holdings	0.1%	0.0%
Turnover Rate	21%	—
Expense Ratio		—
Institutional Shares	0.050%
Institutional Plus Shares	0.025%
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]
Consumer Discretionary	12%	12%
Consumer Staples	8	8
Energy	9	9
Financials	22	22
Health Care	13	13
Industrials	11	11
Information Technology	16	16
Materials	3	3
Telecommunication Services	3	3
Utilities	3	3

Volatility Measures

	Fund	Spliced Index[2]
R-Squared	1.00	1.00
Beta	1.00	1.00

Ten Largest Holdings3 (% of total net assets)

General Electric Co.	conglomerate	2.6%

ExxonMobil Corp.	energy and utilities	2.5

Microsoft Corp.	software	1.8

Citigroup, Inc.	banking	1.7

The Procter & Gamble Co.	consumer products
	manufacturers	1.4

Bank of America Corp.	banking	1.3

Johnson & Johnson	pharmaceuticals	1.2

Pfizer Inc.	pharmaceuticals	1.2

Altria Group, Inc.	consumer products
	manufacturers	1.1

Intel Corp.	electronics	1.1

Top Ten		15.9%

Investment Focus

1 MSCI US Broad Market Index.
2 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.
3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See page 67 for a glossary of investment terms.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2001–December 31, 2005
Initial Investment of $100,000,000

	Average Annual Total Returns Periods Ended December 31, 2005		Final Value of a
	One Year	Since Inception[1]	$100,000,000 Investment

Institutional Total Stock Market Index Fund
Institutional Shares	6.14%	5.80%	$127,672,999

Spliced Institutional Total Stock Market Index[2]	6.16	5.75	127,397,951

Average Multi-Cap Core Fund3	6.59	4.83	122,676,052

	One Year	Since Inception[1]	Final Value of a $200,000,000 Investment

Institutional Total Stock Market Index Fund
Institutional Plus Shares	6.17%	3.33%	$232,472,575

Spliced Institutional Total Stock Market Index[2]	6.16	3.24	231,478,449

1 Inception dates are: for Institutional Shares, August 31, 2001; for Institutional Plus Shares, May 31, 2001.
2 Dow Jones Wilshire 5000 through April 8, 2005; MSCI US Broad Market Index thereafter.
3 Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 59 and 60 for dividend and capital gains information.

Fiscal-Year Total Returns (%): August 31, 2001–December 31, 2005

1 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (11.9%)
Home Depot, Inc.	554,619	22,451
Time Warner, Inc.	1,190,435	20,761
* Comcast Corp. Class A	521,336	13,534
Lowe's Cos., Inc.	191,471	12,763
The Walt Disney Co.	519,454	12,451
Target Corp.	217,263	11,943
Viacom Inc. Class B	356,961	11,637
* eBay Inc.	262,384	11,348
McDonald's Corp.	323,024	10,892
News Corp., Class A	637,476	9,913
Carnival Corp.	114,842	6,141
* Starbucks Corp.	198,627	5,961
* Liberty Media Corp.	692,860	5,453
The McGraw-Hill Cos., Inc.	96,608	4,988
Best Buy Co., Inc.	108,055	4,698
Federated Department Stores, Inc.	69,047	4,580
Staples, Inc.	189,978	4,314
NIKE, Inc. Class B	48,302	4,192
Omnicom Group Inc.	47,189	4,017
* Kohl's Corp.	80,063	3,891
Gannett Co., Inc.	63,173	3,826
* Amazon.com, Inc.	79,986	3,771
Clear Channel Communications, Inc.	119,227	3,750
J.C. Penney Co., Inc. (Holding Co.)	66,125	3,677
Harley-Davidson, Inc.	70,991	3,655
Johnson Controls, Inc.	49,877	3,637
Starwood Hotels & Resorts Worldwide, Inc.	56,288	3,595
Ford Motor Co.	460,932	3,558
Yum! Brands, Inc.	74,003	3,469
* Sears Holdings Corp.	29,892	3,453
* Coach, Inc.	97,464	3,249
Harrah's Entertainment, Inc.	45,099	3,215
Marriott International, Inc. Class A	47,745	3,197
Fortune Brands, Inc.	37,628	2,936
TJX Cos., Inc.	121,731	2,828
The Gap, Inc.	158,941	2,804
* DIRECTV Group, Inc.	197,466	2,788
* Bed Bath & Beyond, Inc.	76,636	2,770
International Game Technology	88,242	2,716
D. R. Horton, Inc.	73,015	2,609
* Office Depot, Inc.	81,781	2,568
* Apollo Group, Inc. Class A	39,564	2,392
Centex Corp.	33,299	2,381
^General Motors Corp.	116,934	2,271
Hilton Hotels Corp.	93,527	2,255
Pulte Homes, Inc.	56,877	2,239
*^ Sirius Satellite Radio, Inc.	326,878	2,190
* Chico's FAS, Inc.	46,880	2,059
Nordstrom, Inc.	53,386	1,997
H & R Block, Inc.	81,134	1,992

	Shares	Market Value• ($000)
Limited Brands, Inc.	88,948	1,988
Genuine Parts Co.	45,170	1,984
* IAC/InterActiveCorp	69,806	1,976
Lennar Corp. Class A	31,379	1,915
Black & Decker Corp.	20,795	1,808
Eastman Kodak Co.	74,665	1,747
Tribune Co.	56,563	1,712
* Univision Communications Inc.	57,779	1,698
Newell Rubbermaid, Inc.	71,392	1,698
* Expedia, Inc.	69,906	1,675
Mattel, Inc.	104,822	1,658
Wendy's International, Inc.	29,893	1,652
Harman International Industries, Inc.	16,507	1,615
* XM Satellite Radio Holdings, Inc.	57,658	1,573
KB HOME	21,194	1,540
* EchoStar Communications Corp. Class A	55,191	1,500
Darden Restaurants Inc.	38,064	1,480
Abercrombie & Fitch Co.	22,475	1,465
Whirlpool Corp.	17,339	1,452
Tiffany & Co.	37,288	1,428
* Liberty Global Inc. Class A	61,913	1,393
Sherwin-Williams Co.	30,522	1,386
* AutoZone Inc.	15,049	1,381
* Cablevision Systems NY
Group Class A	58,283	1,368
Dollar General Corp.	70,502	1,344
Royal Caribbean Cruises, Ltd.	29,416	1,325
* Liberty Global, Inc. Series C	60,818	1,289
VF Corp.	23,149	1,281
Michaels Stores, Inc.	35,126	1,242
* Advance Auto Parts, Inc.	28,563	1,241
Knight Ridder	19,218	1,216
* Getty Images, Inc.	13,590	1,213
* Mohawk Industries, Inc.	13,886	1,208
* NTL Inc.	17,651	1,202
* MGM Mirage, Inc.	32,514	1,192
* NVR, Inc.	1,615	1,134
Leggett & Platt, Inc.	48,835	1,121
* Williams-Sonoma, Inc.	25,601	1,105
Ross Stores, Inc.	37,924	1,096
Circuit City Stores, Inc.	48,451	1,095
Washington Post Co. Class B	1,430	1,094
* Interpublic Group of Cos., Inc.	110,026	1,062
The Stanley Works	21,737	1,044
* Toll Brothers, Inc.	30,067	1,042
* AutoNation, Inc.	47,373	1,029
* Lamar Advertising Co. Class A	22,303	1,029
E.W. Scripps Co. Class A	21,409	1,028
Station Casinos, Inc.	15,065	1,021
^Garmin Ltd.	15,336	1,018
* Discovery Holding Co. Class A	66,021	1,000
Liz Claiborne, Inc.	27,867	998
Brunswick Corp.	24,020	977
PETsMART, Inc.	37,371	959
Foot Locker, Inc.	40,547	957
GTECH Holdings Corp.	30,127	956
Family Dollar Stores, Inc.	38,432	953
Jones Apparel Group, Inc.	30,886	949
New York Times Co. Class A	35,617	942
ServiceMaster Co.	76,021	908
* Career Education Corp.	26,746	902
Brinker International, Inc.	23,161	895
BorgWarner, Inc.	14,711	892
* O'Reilly Automotive, Inc.	27,743	888
Polo Ralph Lauren Corp.	15,755	884
Hasbro, Inc.	41,663	841
American Eagle Outfitters, Inc.	35,941	826
* Pixar, Inc.	15,384	811
Beazer Homes USA, Inc.	10,863	791
Reebok International Ltd.	13,259	772
* CarMax, Inc.	27,250	754
Ryland Group, Inc.	10,424	752

	Shares	Market Value• ($000)
Gentex Corp.	38,555	752
Outback Steakhouse, Inc.	17,627	733
* The Cheesecake Factory Inc.	19,329	723
* ITT Educational Services, Inc.	12,087	714
* The Goodyear Tire & Rubber Co.	41,067	714
*^ Wynn Resorts Ltd.	12,951	710
RadioShack Corp.	33,107	696
* Comcast Corp. Special Class A	26,044	669
Barnes & Noble, Inc.	15,649	668
* AnnTaylor Stores Corp.	19,066	658
* Urban Outfitters, Inc.	25,846	654
Claire's Stores, Inc.	22,169	648
* Dollar Tree Stores, Inc.	26,632	638
Service Corp. International	77,664	635
Standard Pacific Corp.	16,879	621
* Laureate Education Inc.	11,727	616
* Penn National Gaming, Inc.	18,623	614
* La Quinta Corp. REIT	52,546	585
Snap-On Inc.	15,063	566
Polaris Industries, Inc.	10,998	552
* Education Management Corp.	16,394	549
MDC Holdings, Inc.	8,750	542
Belo Corp. Class A	25,201	540
Dex Media, Inc.	19,609	531
* Weight Watchers International, Inc.	10,695	529
Meredith Corp.	9,956	521
* R.H. Donnelley Corp.	8,383	517
* Panera Bread Co.	7,834	515
SCP Pool Corp.	13,783	513
Boyd Gaming Corp.	10,370	494
* Saks Inc.	29,302	494
Lear Corp.	17,356	494
Dow Jones & Co., Inc.	13,871	492
* Pacific Sunwear of California, Inc.	19,575	488
* Timberland Co.	14,539	473
Applebee's International, Inc.	20,909	472
OfficeMax, Inc.	18,573	471
* Sonic Corp.	15,630	461
* Tractor Supply Co.	8,706	461
Regis Corp.	11,688	451
* Scientific Games Corp.	16,475	449
* Payless ShoeSource, Inc.	17,542	440
* Gaylord Entertainment Co.	9,979	435
CBRL Group, Inc.	12,345	434
* Quiksilver, Inc.	31,285	433
Dillard's Inc.	17,406	432
Ruby Tuesday, Inc.	16,653	431
* Hovnanian Enterprises Inc. Class A	8,556	425
* Charming Shoppes, Inc.	31,597	417
Borders Group, Inc.	18,480	400
* Tommy Hilfiger Corp.	24,336	395
Choice Hotel International, Inc.	9,423	394
Maytag Corp.	20,750	391
* Valassis Communications, Inc.	13,349	388
Thor Industries, Inc.	9,606	385
* Aeropostale, Inc.	14,480	381
* Jarden Corp.	12,555	379
* Meritage Corp.	6,014	378
Harte-Hanks, Inc.	14,305	378
* Men's Wearhouse, Inc.	12,799	377
John Wiley & Sons Class A	9,606	375
Reader's Digest Association, Inc.	24,466	372
Lee Enterprises, Inc.	10,005	369
American Greetings Corp. Class A	16,763	368
International Speedway Corp.	7,684	368
* Rent-A-Center, Inc.	19,444	367
* Big Lots Inc.	29,571	355
Strayer Education, Inc.	3,735	350
* P.F. Chang's China Bistro, Inc.	6,858	340
Wolverine World Wide, Inc.	15,057	338
* Guitar Center, Inc.	6,739	337
* Zale Corp.	13,300	334
* Marvel Entertainment, Inc.	20,256	332
* Carter's, Inc.	5,598	329

	Shares	Market Value• ($000)
* Netflix.com, Inc.	12,155	329
* Jack in the Box Inc.	9,259	323
* The Warnaco Group, Inc.	12,086	323
* Gamestop Corp Class B	11,169	323
Ethan Allen Interiors, Inc.	8,811	322
Westwood One, Inc.	19,401	316
* Linens 'n Things, Inc.	11,876	316
Tupperware Corp.	14,069	315
* Dick's Sporting Goods, Inc.	9,466	315
The McClatchy Co. Class A	5,308	314
* CEC Entertainment Inc.	9,203	313
Catalina Marketing Corp.	12,353	313
Phillips-Van Heusen Corp.	9,648	313
Orient-Express Hotel Ltd.	9,900	312
* DeVry, Inc.	15,575	312
Arbitron Inc.	8,166	310
Matthews International Corp.	8,375	305
The Yankee Candle Co., Inc.	11,549	296
* Coldwater Creek Inc.	9,678	295
* Hibbett Sporting Goods, Inc.	10,343	295
* Champion Enterprises, Inc.	21,520	293
Furniture Brands International Inc.	12,984	290
* Too Inc.	10,106	285
* Aztar Corp.	9,259	281
* Corinthian Colleges, Inc.	23,712	279
Winnebago Industries, Inc.	8,380	279
* The Children's Place Retail Stores, Inc.	5,643	279
* The Dress Barn, Inc.	7,157	276
* Nutri/System Inc.	7,600	274
Dana Corp.	38,013	273
Media General, Inc. Class A	5,372	272
* PETCO Animal Supplies, Inc.	12,343	271
* Entercom Communications Corp.	9,070	269
* Rare Hospitality International Inc.	8,746	266
* Scholastic Corp.	9,260	264
Building Materials Holding Corp.	3,778	258
* DreamWorks Animation SKG, Inc.	10,476	257
Modine Manufacturing Co.	7,857	256
* Bright Horizons Family Solutions, Inc.	6,876	255
* Fossil, Inc.	11,791	254
* Insight Enterprises, Inc.	12,791	251
* Pinnacle Entertainment, Inc.	10,077	249
Cooper Tire & Rubber Co.	16,148	247
* The Pantry, Inc.	5,202	244
* WCI Communities, Inc.	9,066	243
Bob Evans Farms, Inc.	10,517	243
Jackson Hewitt Tax Service Inc.	8,700	241
Brown Shoe Co., Inc.	5,629	239
Callaway Golf Co.	17,068	236
^La-Z-Boy Inc.	17,339	235
* Genesco, Inc.	6,000	233
Pier 1 Imports Inc.	26,383	230
ArvinMeritor, Inc.	15,856	228
* Alderwoods Group, Inc.	14,304	227
* Shuffle Master, Inc.	9,026	227
* TRW Automotive Holdings Corp.	8,373	221
Blockbuster Inc. Class A	58,546	220
* Select Comfort Corp.	8,000	219
ADVO, Inc.	7,670	216
* Alliance Gaming Corp.	16,588	216
* Sotheby's Holdings Class A	11,520	212
IHOP Corp.	4,441	208
* Visteon Corp.	32,647	204
K-Swiss, Inc.	6,288	204
* Tenneco Automotive, Inc.	10,329	203
American Axle & Manufacturing Holdings, Inc.	10,868	199
United Auto Group, Inc.	5,200	199
* California Pizza Kitchen, Inc.	6,179	198
* Radio One, Inc. Class D	19,060	197
Regal Entertainment Group Class A	10,263	195
Stage Stores, Inc.	6,547	195
Interactive Data Corp.	8,506	193

	Shares	Market Value• ($000)
* CCE Spinco, Inc.	14,703	193
The Pep Boys (Manny, Moe & Jack)	12,931	193
* The Sports Authority, Inc.	6,176	192
* Cumulus Media Inc.	15,435	192
Burlington Coat Factory Warehouse Corp.	4,763	192
* Papa John's International, Inc.	3,197	190
* Red Robin Gourmet Burgers	3,700	189
Oxford Industries, Inc.	3,440	188
Aaron Rents, Inc. Class B	8,900	188
* Vail Resorts Inc.	5,672	187
Domino's Pizza, Inc.	7,730	187
* Columbia Sportswear Co.	3,770	180
* Prestige Brands Holdings Inc.	14,222	178
Finish Line, Inc.	10,200	178
* LKQ Corp.	5,073	176
CKE Restaurants Inc.	12,989	175
Citadel Broadcasting Corp.	12,900	173
Liberty Corp.	3,701	173
* The Gymboree Corp.	7,392	173
Christopher & Banks Corp.	8,988	169
Brookfield Homes Corp.	3,393	169
* Six Flags, Inc.	21,621	167
*^ Build-A-Bear-Workshop, Inc.	5,559	165
* Fleetwood Enterprises, Inc.	13,242	164
* Texas Roadhouse, Inc.	10,494	163
Talbots Inc.	5,852	163
Tuesday Morning Corp.	7,777	163
* Group 1 Automotive, Inc.	5,162	162
Kellwood Co.	6,700	160
* CSK Auto Corp.	10,606	160
Nautilus Inc.	8,562	160
The Stride Rite Corp.	11,657	158
Cato Corp. Class A	7,358	158
* Cost Plus, Inc.	9,200	158
* ProQuest Co.	5,651	158
* MarineMax, Inc.	4,900	155
* Charter Communications, Inc.	124,984	152
Carmike Cinemas, Inc.	6,000	152
* RC2 Corp.	4,282	152
* Gemstar-TV Guide International, Inc.	57,928	151
* Hot Topic, Inc.	10,566	151
Sonic Automotive, Inc.	6,713	150
Warner Music Group Corp.	7,653	147
* Emmis Communications, Inc.	7,316	146
Hearst-Argyle Television Inc.	6,088	145
* Audiovox Corp.	10,290	143
* Keystone Automotive Industries, Inc.	4,500	142
* Bally Total Fitness Holding Corp.	22,540	142
The Marcus Corp.	6,016	141
* Cox Radio, Inc.	10,022	141
Handleman Co.	11,278	140
Fred's, Inc.	8,600	140
* RCN Corp.	5,921	139
* Guess ?, Inc.	3,899	139
Journal Register Co.	9,204	138
* Entravision Communications Corp.	19,282	137
Arctic Cat, Inc.	6,838	137
* Asbury Automotive Group, Inc.	8,324	137
Blyth, Inc.	6,527	137
* Ryan's Restaurant Group, Inc.	11,291	136
Cherokee Inc.	3,948	136
* priceline.com, Inc.	6,037	135
Speedway Motorsports, Inc.	3,868	134
Churchill Downs, Inc.	3,651	134
Ameristar Casinos, Inc.	5,900	134
* GameStop Corp Class A	4,172	133
* BJ's Restaurants Inc.	5,800	133
Stewart Enterprises, Inc. Class A	24,341	132
* 99 Cents Only Stores	12,458	130
Hollinger International, Inc.	14,474	130
* Blount International, Inc.	8,111	129
* Isle of Capri Casinos, Inc.	5,300	129
* Steiner Leisure Ltd.	3,598	128
*^ Cabela's Inc.	7,700	128

	Shares	Market Value• ($000)
* Charlotte Russe Holding Inc.	6,126	128
* Tempur-Pedic International Inc.	11,078	127
* O'Charley's Inc.	8,200	127
* 4Kids Entertainment Inc.	8,000	126
Landry's Restaurants, Inc.	4,658	124
* Benihana Inc. Class A	5,393	124
* JAKKS Pacific, Inc.	5,924	124
* Life Time Fitness, Inc.	3,256	124
* Checkers Drive-In Restaurants, Inc.	8,155	124
* Jos. A. Bank Clothiers, Inc.	2,825	123
* Helen of Troy Ltd.	7,572	122
* WMS Industries, Inc.	4,855	122
* J. Jill Group, Inc.	6,348	121
* Audible, Inc.	9,354	120
Triarc Cos., Inc. Class B	8,028	119
* Salem Communications Corp.	6,800	119
Superior Industries International, Inc.	5,337	119
Bandag, Inc.	2,769	118
Stein Mart, Inc.	6,497	118
* California Coastal Communities, Inc.	3,000	118
* Stamps.com Inc.	5,079	117
* Aftermarket Technology Corp.	5,949	116
M/I Homes, Inc.	2,800	114
CPI Corp.	6,050	113
Lithia Motors, Inc.	3,600	113
* Retail Ventures, Inc.	9,069	113
Journal Communications, Inc.	8,061	112
* Midas Inc.	6,106	112
* Drew Industries, Inc.	3,900	110
Kenneth Cole Productions, Inc.	4,272	109
Thomas Nelson, Inc.	4,361	107
* Universal Technical Institute Inc.	3,472	107
* Harris Interactive Inc.	24,500	106
Beasley Broadcast Group, Inc.	7,815	106
The Buckle, Inc.	3,263	105
Big 5 Sporting Goods Corp.	4,800	105
* Carriage Services, Inc.	20,908	105
* William Lyon Homes, Inc.	1,031	104
* Volcom, Inc.	3,047	104
^Pre-Paid Legal Services, Inc.	2,708	103
* Steak n Shake Co.	6,100	103
* Interface, Inc.	12,480	103
* K2 Inc.	10,091	102
Technical Olympic USA, Inc.	4,807	101
* 1-800-FLOWERS.COM, Inc.	15,492	99
Lone Star Steakhouse & Saloon, Inc.	4,137	98
* Perry Ellis International Corp.	5,119	97
*^ Martha Stewart Living Omnimedia, Inc.	5,559	97
* Leapfrog Enterprises, Inc.	8,254	96
* LodgeNet Entertainment Corp.	6,800	95
Sinclair Broadcast Group, Inc.	10,267	94
Oakley, Inc.	6,419	94
Gray Television, Inc.	9,541	94
* GSI Commerce, Inc.	6,169	93
Movado Group, Inc.	5,068	93
* Blue Nile Inc.	2,300	93
* Fisher Communications, Inc.	2,236	93
Bassett Furniture Industries, Inc.	4,935	91
* ValueVision Media, Inc.	7,221	91
* Vertrue Inc.	2,555	90
* Mediacom Communications Corp.	16,281	89
* Empire Resorts Inc.	11,969	89
* Luby's, Inc.	6,616	88
*^ Overstock.com, Inc.	3,100	87
Russell Corp.	6,354	86
* Bluegreen Corp.	5,394	85
Steven Madden, Ltd.	2,900	85
* Conn's, Inc.	2,295	85
* Kirkland's, Inc.	14,131	84
Monaco Coach Corp.	6,300	84
Levitt Corp. Class A	3,675	84
*^ Krispy Kreme Doughnuts, Inc.	14,513	83
* Buffalo Wild Wings Inc.	2,500	83
* Skechers U.S.A., Inc.	5,408	83

	Shares	Market Value• ($000)
Monro Muffler Brake, Inc.	2,700	82
Cadmus Communications	4,044	81
* Multimedia Games Inc.	8,700	80
* Cavco Industries, Inc.	2,096	80
* Lin TV Corp.	7,200	80
Ambassadors Group, Inc.	3,500	80
* Deckers Outdoor Corp.	2,900	80
* dELiA*S, Inc.	9,617	80
* TiVo Inc.	15,555	80
Dover Downs Gaming & Entertainment, Inc.	5,607	79
* Avatar Holding, Inc.	1,434	79
* Fairchild Corp.	30,673	78
* Source Interlink Cos., Inc.	6,972	78
* Hayes Lemmerz International, Inc.	21,412	75
Stanley Furniture Co., Inc.	3,152	73
Courier Corp.	2,100	72
* Sunterra Corp.	4,980	71
* Provide Commerce Inc.	2,100	70
World Wrestling Entertainment, Inc.	4,665	68
* Monarch Casino & Resort, Inc.	3,027	68
CSS Industries, Inc.	2,113	65
* Spanish Broadcasting System, Inc.	12,683	65
* Iconix Brand Group Inc.	6,186	63
* Mikohn Gaming Corp.	6,200	61
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	22,421	60
* Casual Male Retail Group, Inc.	9,777	60
UniFirst Corp.	1,926	60
* Playboy Enterprises, Inc. Class B	4,263	59
* Hartmarx Corp.	7,464	58
Skyline Corp.	1,600	58
* Universal Electronics, Inc.	3,348	58
bebe stores, inc	4,094	57
National Presto Industries, Inc.	1,274	57
* Systemax Inc.	9,048	56
Sauer-Danfoss, Inc.	3,000	56
* Denny's Corp.	14,000	56
* The Wet Seal, Inc. Class A	12,597	56
* Alloy, Inc.	19,235	56
Charles & Colvard Ltd.	2,700	55
* MTR Gaming Group Inc.	5,213	54
Kimball International, Inc. Class B	5,105	54
* Lenox Group, Inc.	4,093	54
* CKX, Inc.	4,107	53
Noble International, Ltd.	2,539	53
* drugstore.com, Inc.	18,550	53
* Cosi, Inc.	6,000	50
* PetMed Express, Inc.	3,488	49
Haverty Furniture Cos., Inc.	3,800	49
* Strattec Security Corp.	1,205	49
* Acme Communications, Inc.	13,700	49
* Dave & Busters, Inc.	2,697	47
* Shoe Carnival, Inc.	2,140	47
* Cache, Inc.	2,700	47
* America's Car-Mart, Inc.	2,800	46
Books-a-Million Inc.	4,700	46
Cutter & Buck Inc.	4,068	45
* Jo-Ann Stores, Inc.	3,850	45
* Friendly Ice Cream Corp.	5,282	45
* Lazare Kaplan International, Inc.	5,766	45
Coachmen Industries, Inc.	3,787	45
* A.C. Moore Arts & Crafts, Inc.	3,014	44
* Zapata Corp.	7,600	44
* 1-800 Contacts, Inc.	3,600	42
* The Dixie Group, Inc.	3,000	41
* Palm Harbor Homes, Inc.	2,145	40
* PRIMEDIA Inc.	23,661	38
* Regent Communications, Inc.	8,207	38
* Gander Mountain Co.	6,200	37
* Unifi, Inc.	12,065	37
* West Marine, Inc.	2,600	36
* Tweeter Home Entertainment Group, Inc.	6,300	36
* Saga Communications, Inc.	3,300	36
* National R. V. Holdings, Inc.	5,575	35

	Shares	Market Value• ($000)
*^ Escala Group, Inc.	1,718	35
* Rent-Way, Inc.	5,400	35
* Reading International Inc. Class A	4,400	34
* Buca, Inc.	6,236	34
Libbey, Inc.	3,304	34
Russ Berrie and Co., Inc.	2,941	34
Triarc Cos., Inc. Class A	1,994	33
Marine Products Corp.	3,099	33
Standard Motor Products, Inc.	3,492	32
* Impco Technologies Inc.	5,923	30
* Sharper Image Corp.	3,000	29
* Trans World Entertainment Corp.	4,868	28
Hancock Fabrics, Inc.	6,637	27
Movie Gallery, Inc.	4,800	27
* Champps Entertainment Inc.	4,100	26
* Finlay Enterprises, Inc.	2,647	26
* S&K Famous Brands Inc.	1,344	24
AFC Enterprises, Inc.	1,565	24
* R&B, Inc.	2,487	24
Syms Corp.	1,625	23
* Mothers Work, Inc.	1,700	22
Orleans Homebuilders, Inc.	1,181	22
* Exide Technologies	5,798	21
* Concord Camera Corp.	17,200	20
Craftmade International, Inc.	1,000	20
* DSW Inc. Class A	700	18
Deb Shops, Inc.	600	18
* Applica Inc.	11,244	18
* Emerson Radio Corp.	5,700	17
* Morningstar, Inc.	500	17
* Radio One, Inc.	1,680	17
* Great Wolf Resorts, Inc.	1,510	16
* The Princeton Review, Inc.	2,900	15
* Nexstar Broadcasting Group, Inc.	2,936	15
* Stoneridge, Inc.	2,018	13
Blair Corp.	308	12
* Daily Journal Corp.	260	12
* Navarre Corp.	2,114	12
* Red Lion Hotels Corp.	1,212	11
* Fox and Hound Restaurant Group	667	10
* Young Broadcasting Inc.	3,877	10
* Dura Automotive Systems, Inc.	4,272	10
Spartan Motors, Inc.	861	9
* Proliance International Inc.	1,619	9
Dover Motorsports, Inc.	1,254	8
Weyco Group, Inc.	380	7
Blockbuster Inc. Class B	2,111	7
* Interstate Hotels & Resorts, Inc.	1,462	6
* Syntax-Brillian Corp.	1,266	6
* Enesco Group, Inc.	3,297	6
Flexsteel Industries, Inc.	300	4
* Pegasus Communications Corp.	1,056	4
Superior Uniform Group, Inc.	393	4
* Youbet.com, Inc.	826	4
* Digital Generation Systems	6,395	3
Traffix, Inc.	667	3
* Pomeroy IT Solutions, Inc.	400	3
Fedders Corp.	1,886	3
*^ Oneida Ltd.	4,055	3
* Paxson Communications Corp.	2,800	3
* Virco Manufacturing Corp.	440	2
News Corp., Class B	100	2
* dELiA*S, Inc. Rights Exp. 1/27/06	1,108	1
* Geerlings & Wade Inc.	764	1
* Trump Entertainment Resorts, Inc. Warrants Exp. 5/22/06	187	1
* Bush Industries, Inc. (Escrow)	3,784	—
* Gadzooks, Inc.	3,843	—
		440,643
Consumer Staples (8.1%)
The Procter & Gamble Co.	887,724	51,381
Altria Group, Inc.	536,294	40,072
Wal-Mart Stores, Inc.	645,404	30,205
PepsiCo, Inc.	431,523	25,494
The Coca-Cola Co.	555,028	22,373

	Shares	Market Value• ($000)
Walgreen Co.	262,453	11,616
Anheuser-Busch Cos., Inc.	200,738	8,624
Colgate-Palmolive Co.	134,251	7,364
Kimberly-Clark Corp.	123,158	7,346
Costco Wholesale Corp.	123,895	6,129
CVS Corp.	210,066	5,550
Sysco Corp.	163,571	5,079
General Mills, Inc.	84,592	4,172
Sara Lee Corp.	203,527	3,847
Archer-Daniels-Midland Co.	152,757	3,767
Avon Products, Inc.	121,726	3,475
* The Kroger Co.	177,951	3,360
H.J. Heinz Co.	88,103	2,971
Kellogg Co.	68,221	2,949
Safeway, Inc.	116,135	2,748
ConAgra Foods, Inc.	134,506	2,728
Whole Foods Market, Inc.	34,912	2,702
The Hershey Co.	45,317	2,504
Wm. Wrigley Jr. Co.	37,214	2,474
The Clorox Co.	39,312	2,236
Reynolds American Inc.	23,033	2,196
Kraft Foods Inc.	66,710	1,877
Campbell Soup Co.	58,520	1,742
UST, Inc.	42,563	1,738
Albertson's, Inc.	81,242	1,735
Bunge Ltd.	28,793	1,630
* Dean Foods Co.	38,856	1,463
* Constellation Brands, Inc. Class A	51,085	1,340
Coca-Cola Enterprises, Inc.	66,939	1,283
Molson Coors Brewing Co. Class B	18,237	1,222
SuperValu Inc.	35,309	1,147
Estee Lauder Cos. Class A	33,206	1,112
The Pepsi Bottling Group, Inc.	37,900	1,084
Tyson Foods, Inc.	58,929	1,008
McCormick & Co., Inc.	30,788	952
Alberto-Culver Co. Class B	20,325	930
Carolina Group	20,407	898
* Energizer Holdings, Inc.	16,503	822
Brown-Forman Corp. Class B	10,222	709
* Smithfield Foods, Inc.	23,115	707
Hormel Foods Corp.	19,995	653
J.M. Smucker Co.	14,603	643
Church & Dwight, Inc.	16,857	557
* Del Monte Foods Co.	52,487	547
* BJ's Wholesale Club, Inc.	17,683	523
* Rite Aid Corp.	136,907	476
Corn Products International, Inc.	18,743	448
PepsiAmericas, Inc.	17,922	417
Pilgrim's Pride Corp.	11,279	374
Flowers Foods, Inc.	13,440	370
* Herbalife Ltd.	10,100	328
* Ralcorp Holdings, Inc.	8,019	320
Universal Corp. (VA)	6,741	292
Casey's General Stores, Inc.	11,730	291
* Performance Food Group Co.	9,809	278
* Hansen Natural Corp.	3,526	278
Longs Drug Stores, Inc.	7,357	268
Lancaster Colony Corp.	6,991	259
* United Natural Foods, Inc.	9,352	247
* NBTY, Inc.	14,432	235
Delta & Pine Land Co.	9,491	218
Chiquita Brands International, Inc.	10,536	211
* Chattem, Inc.	5,513	201
* Central Garden and Pet Co.	4,300	198
* Spectrum Brands Inc.	9,648	196
* Hain Celestial Group, Inc.	9,224	195
Nu Skin Enterprises, Inc.	10,915	192
Ruddick Corp.	8,215	175
Tootsie Roll Industries, Inc.	6,011	174
* Elizabeth Arden, Inc.	8,159	164
* Playtex Products, Inc.	11,394	156
* Central European Distribution Corp.	3,725	150
J & J Snack Foods Corp.	2,505	149
* TreeHouse Foods Inc.	7,932	148

	Shares	Market Value• ($000)

* The Great Atlantic & Pacific Tea Co., Inc.	4,523	144
* Pathmark Stores, Inc.	13,560	135
WD-40 Co.	4,599	121
Weis Markets, Inc.	2,735	118
Sanderson Farms, Inc.	3,706	113
* Darling International, Inc.	28,256	112
Inter Parfums, Inc.	6,000	108
* USANA Health Sciences, Inc.	2,600	100
Nash-Finch Co.	3,599	92
* Peet's Coffee & Tea Inc.	3,000	91
Lance, Inc.	4,849	90
Vector Group Ltd.	4,438	81
The Topps Co., Inc.	10,659	79
Alliance One International, Inc.	19,981	78
Seaboard Corp.	49	74
* Revlon, Inc. Class A	22,853	71
* Boston Beer Co., Inc. Class A	2,786	70
*^ Parlux Fragrances, Inc.	2,200	67
* Wild Oats Markets Inc.	5,300	64
Mannatech, Inc.	4,500	62
Ingles Markets, Inc.	3,911	61
* John B. Sanfilippo & Son, Inc.	4,600	59
Alico, Inc.	1,309	59
* Smart & Final Inc.	4,400	57
Coca-Cola Bottling Co.	1,277	55
* Omega Protein Corp.	8,000	54
* M&F Worldwide Corp.	3,122	51
* Griffin Land & Nurseries, Inc.	1,926	50
* Gold Kist Inc.	3,267	49
* Green Mountain Coffee Roasters, Inc.	1,200	49
Arden Group Inc. Class A	413	38
* Lifeway Foods, Inc.	2,354	29
* PriceSmart, Inc.	3,030	25
* Cruzan International Inc.	790	22
* Star Scientific, Inc.	6,300	15
American Italian Pasta Co.	1,851	13
Oil-Dri Corp. of America	323	6
		299,654
Energy (9.0%)
ExxonMobil Corp.	1,629,225	91,513
Chevron Corp.	585,620	33,246
ConocoPhillips Co.	341,701	19,880
Schlumberger Ltd.	152,106	14,777
Burlington Resources, Inc.	98,530	8,493
Occidental Petroleum Corp.	103,313	8,253
Halliburton Co.	131,428	8,143
Valero Energy Corp.	150,110	7,746
Devon Energy Corp.	111,334	6,963
* Transocean Inc.	84,981	5,922
Apache Corp.	85,021	5,826
Marathon Oil Corp.	94,577	5,766
Anadarko Petroleum Corp.	58,052	5,500
Baker Hughes, Inc.	88,058	5,352
EOG Resources, Inc.	62,093	4,556
XTO Energy, Inc.	88,713	3,898
Williams Cos., Inc.	148,067	3,431
* Weatherford International Ltd.	85,218	3,085
* Nabors Industries, Inc.	40,667	3,080
BJ Services Co.	83,783	3,072
GlobalSantaFe Corp.	63,236	3,045
Chesapeake Energy Corp.	90,136	2,860
Peabody Energy Corp.	34,026	2,804
Sunoco, Inc.	35,699	2,798
* National Oilwell Varco Inc.	44,472	2,788
Amerada Hess Corp.	21,622	2,742
Kerr-McGee Corp.	28,420	2,582
Kinder Morgan, Inc.	27,996	2,574
Noble Corp.	35,460	2,501
Murphy Oil Corp.	42,823	2,312
* Ultra Petroleum Corp.	39,776	2,220
El Paso Corp.	170,437	2,073
Smith International, Inc.	54,862	2,036
Pioneer Natural Resources Co.	36,787	1,886
Noble Energy, Inc.	45,188	1,821
ENSCO International, Inc.	39,404	1,747
* Newfield Exploration Co.	31,168	1,560
CONSOL Energy, Inc.	23,911	1,558

	Shares	Market Value• ($000)
* Southwestern Energy Co.	42,194	1,516
* Grant Prideco, Inc.	33,083	1,460
Patterson-UTI Energy, Inc.	42,234	1,392
Arch Coal, Inc.	16,501	1,312
* Pride International, Inc.	41,015	1,261
* Cooper Cameron Corp.	29,206	1,209
Diamond Offshore Drilling, Inc.	16,672	1,160
Tesoro Petroleum Corp.	18,082	1,113
Rowan Cos., Inc.	28,205	1,005
* Cimarex Energy Co.	21,370	919
Range Resources Corp.	33,712	888
Helmerich & Payne, Inc.	13,411	830
Vintage Petroleum, Inc.	14,793	789
* Plains Exploration & Production Co.	19,466	773
Pogo Producing Co.	15,493	772
Massey Energy Co.	19,940	755
* FMC Technologies Inc.	16,988	729
* Cal Dive International, Inc.	19,208	689
Western Gas Resources, Inc.	14,588	687
* Denbury Resources, Inc.	29,540	673
* Forest Oil Corp.	14,714	670
Tidewater Inc.	14,981	666
Todco Class A	15,899	605
Cabot Oil & Gas Corp.	12,693	572
* Unit Corp.	10,232	563
* Kinder Morgan Management, LLC	11,973	544
St. Mary Land & Exploration Co.	14,724	542
Frontier Oil Corp.	14,048	527
* Maverick Tube Corp.	12,942	516
* Cheniere Energy, Inc.	13,411	499
* Quicksilver Resources, Inc.	10,857	456
* Houston Exploration Co.	7,483	395
OMI Corp.	21,319	387
* Superior Energy Services, Inc.	18,296	385
* Whiting Petroleum Corp.	9,423	377
Overseas Shipholding Group Inc.	7,299	368
* Grey Wolf, Inc.	47,543	367
* Lone Star Technologies, Inc.	6,991	361
* Encore Acquisition Co.	11,212	359
Foundation Coal Holdings, Inc.	9,356	355
* Oceaneering International, Inc.	6,946	346
* Swift Energy Co.	7,471	337
* Oil States International, Inc.	10,437	331
* Comstock Resources, Inc.	10,744	328
* Veritas DGC Inc.	9,158	325
* Hydrill Co.	5,162	323
* Universal Compression Holdings, Inc.	7,808	321
* KCS Energy, Inc.	13,166	319
* Hanover Compressor Co.	22,535	318
* SEACOR Holdings Inc.	4,543	309
Holly Corp.	5,237	308
* Atwood Oceanics, Inc.	3,886	303
* Stone Energy Corp.	6,491	296
* Bill Barrett Corp.	7,192	278
Penn Virginia Corp.	4,738	272
CARBO Ceramics Inc.	4,693	265
Berry Petroleum Class A	4,583	262
* TETRA Technologies, Inc.	8,302	253
* W-H Energy Services, Inc.	7,447	246
* Global Industries Ltd.	21,506	244
USEC Inc.	20,410	244
* Core Laboratories NV	6,400	239
* Parker Drilling Co.	21,939	238
World Fuel Services Corp.	6,922	233
*^ KFX, Inc.	13,170	225
* Brigham Exploration Co.	17,500	207
* Petrohawk Energy Corp.	15,468	204
* NS Group Inc.	4,841	202
General Maritime Corp.	5,380	199
* Remington Oil & Gas Corp.	5,458	199
* Atlas America, Inc.	3,260	196
* Energy Partners, Ltd.	8,981	196
*^ Delta Petroleum Corp.	8,812	192
* Warren Resources Inc.	11,722	185
* ATP Oil & Gas Corp.	4,831	179
* Gulfmark Offshore, Inc.	5,719	169

	Shares	Market Value• ($000)
* Giant Industries, Inc.	3,210	167
* Input/Output, Inc.	23,505	165
Lufkin Industries	3,300	164
* Hornbeck Offshore Services, Inc.	4,979	163
* Callon Petroleum Co.	8,809	155
* Pioneer Drilling Co.	8,533	153
* Harvest Natural Resources, Inc.	17,200	153
* Offshore Logistics, Inc.	5,228	153
* Newpark Resources, Inc.	19,583	149
RPC Inc.	5,454	144
* Parallel Petroleum Corp.	8,146	138
* Petroleum Development Corp.	4,100	137
* Enbridge Energy Management LLC	3,004	136
* Clayton Williams Energy, Inc.	3,047	127
* Dril-Quip, Inc.	2,528	119
* Alpha Natural Resources, Inc.	6,192	119
*^ McMoRan Exploration Co.	6,011	119
* Endeavor International Corp.	33,158	109
* Gasco Energy Inc.	15,500	101
* The Exploration Co. of Delaware, Inc.	15,383	99
* Double Eagle Petroleum Co.	4,501	92
* Edge Petroleum Corp.	3,500	87
Gulf Island Fabrication, Inc.	3,548	86
* Carrizo Oil & Gas, Inc.	3,372	83
* FX Energy, Inc.	10,342	82
* James River Coal Co.	2,149	82
Crosstex Energy, Inc.	1,300	82
* Harken Energy Corp. 142,583	81
* The Meridian Resource Corp.	19,349	81
* PetroQuest Energy, Inc.	9,500	79
Resource America, Inc.	4,551	78
* Syntroleum Corp.	8,373	76
* Goodrich Petroleum Corp.	2,900	73
* U.S. Energy Corp.	16,371	72
*^ Willbros Group, Inc.	4,800	69
Maritrans Inc.	2,100	55
W&T Offshore, Inc.	1,829	54
* Toreador Resources Corp.	2,400	51
* TransMontaigne Inc.	7,219	48
* Dawson Geophysical	1,331	41
* Westmoreland Coal Co.	1,645	38
* Petroleum Helicopters, Inc.	1,185	37
* Matrix Service Co.	2,900	28
* Infinity, Inc.	3,694	26
* Transmeridian Exploration Inc.	2,800	17
* Rentech, Inc.	4,400	17
* Penn Octane Corp.	3,564	2
		333,533
Financials (21.4%)
Citigroup, Inc.	1,335,890	64,831
Bank of America Corp.	1,042,555	48,114
American International Group, Inc.	570,015	38,892
JPMorgan Chase & Co.	907,766	36,029
Wells Fargo & Co.	436,173	27,405
Wachovia Corp.	407,609	21,546
Merrill Lynch & Co., Inc.	226,727	15,356
American Express Co.	288,607	14,852
Morgan Stanley	252,675	14,337
U.S. Bancorp	472,340	14,118
The Goldman Sachs Group, Inc.	102,170	13,048
Fannie Mae	250,116	12,208
Freddie Mac	177,971	11,630
Washington Mutual, Inc.	257,805	11,215
Prudential Financial, Inc.	132,078	9,667
MetLife, Inc.	195,535	9,581
The Allstate Corp.	161,273	8,720
MBNA Corp.	308,850	8,385
The St. Paul Travelers, Cos. Inc.	174,563	7,798
Lehman Brothers Holdings, Inc.	59,862	7,673
The Hartford Financial Services Group Inc.	77,390	6,647
Capital One Financial Corp.	75,036	6,483
SunTrust Banks, Inc.	89,051	6,479

	Shares	Market Value• ($000)
The Bank of New York Co., Inc.	199,189	6,344
AFLAC Inc.	129,659	6,019
SLM Corp.	107,971	5,948
BB&T Corp.	141,292	5,922
Progressive Corp. of Ohio	48,439	5,657
National City Corp.	164,783	5,532
Countrywide Financial Corp.	153,645	5,253
The Chubb Corp.	51,315	5,011
State Street Corp.	85,586	4,745
* Berkshire Hathaway Inc. Class B	1,606	4,714
PNC Financial Services Group	75,144	4,646
Fifth Third Bancorp	122,159	4,608
Golden West Financial Corp.	67,626	4,463
ACE Ltd.	80,813	4,319
Simon Property Group, Inc. REIT	55,192	4,229
Charles Schwab Corp.	285,328	4,186
Marsh & McLennan Cos., Inc.	131,462	4,175
Moody's Corp.	66,152	4,063
Regions Financial Corp.	113,079	3,863
Mellon Financial Corp.	108,066	3,701
Franklin Resources Corp.	39,098	3,676
KeyCorp	105,910	3,488
The Principal Financial Group, Inc.	72,399	3,434
Genworth Financial Inc.	98,745	3,415
North Fork Bancorp, Inc.	123,713	3,385
The Chicago Mercantile
Exchange	8,884	3,265
Legg Mason Inc.	27,037	3,236
Equity Office Properties Trust REIT	106,252	3,223
Bear Stearns Co., Inc.	27,639	3,193
Loews Corp.	33,620	3,189
XL Capital Ltd. Class A	45,117	3,040
ProLogis REIT	63,213	2,953
Equity Residential REIT	74,465	2,913
General Growth Properties Inc. REIT	58,537	2,751
Vornado Realty Trust REIT	32,538	2,716
CIT Group Inc.	52,175	2,702
Aon Corp.	70,125	2,521
Comerica, Inc.	43,413	2,464
Ameriprise Financial, Inc.	58,101	2,382
AmSouth Bancorp	90,650	2,376
Lincoln National Corp.	44,723	2,372
Northern Trust Corp.	45,328	2,349
Archstone-Smith Trust REIT	55,003	2,304
Marshall & Ilsley Corp.	51,211	2,204
T. Rowe Price Group Inc.	30,239	2,178
Boston Properties, Inc. REIT	29,004	2,150
Ambac Financial Group, Inc.	27,703	2,135
MBIA, Inc.	34,654	2,085
Sovereign Bancorp, Inc.	93,852	2,029
* E*TRADE Financial Corp.	96,297	2,009
Jefferson-Pilot Corp.	35,003	1,993
Zions Bancorp	25,741	1,945
M & T Bank Corp.	17,734	1,934
SAFECO Corp.	32,377	1,829
Cincinnati Financial Corp.	40,922	1,828
Hudson City Bancorp, Inc.	146,819	1,779
* Ameritrade Holding Corp.	73,537	1,765
UnumProvident Corp.	77,377	1,760
Synovus Financial Corp.	64,642	1,746
Everest Re Group, Ltd.	17,255	1,732
Plum Creek Timber Co. Inc. REIT	47,696	1,719
Avalonbay Communities, Inc. REIT	19,188	1,713
Host Marriott Corp. REIT	86,944	1,648
Kimco Realty Corp. REIT	50,028	1,605
* Berkshire Hathaway Inc. Class A	18	1,595
MGIC Investment Corp.	24,153	1,590
Fidelity National Financial, Inc.	42,540	1,565
Torchmark Corp.	27,076	1,505
Compass Bancshares Inc.	30,802	1,487
Public Storage, Inc. REIT	21,856	1,480
Popular, Inc.	68,194	1,442

	Shares	Market Value• ($000)
W.R. Berkley Corp.	29,585	1,409
^Commerce Bancorp, Inc.	40,397	1,390
Huntington Bancshares Inc.	57,033	1,355
Assurant, Inc.	29,895	1,300
Radian Group, Inc.	22,142	1,297
Developers Diversified Realty Corp. REIT	26,805	1,260
The St. Joe Co.	18,600	1,250
Duke Realty Corp. REIT	37,271	1,245
Mercantile Bankshares Corp.	21,259	1,200
First Horizon National Corp.	30,800	1,184
Old Republic International Corp.	45,005	1,182
White Mountains Insurance Group Inc.	1,957	1,093
AMB Property Corp. REIT	22,043	1,084
Janus Capital Group Inc.	57,860	1,078
iStar Financial Inc. REIT	29,267	1,043
The Macerich Co. REIT	15,517	1,042
Associated Banc-Corp	31,958	1,040
American Capital Strategies, Ltd.	28,703	1,039
^Allied Capital Corp.	35,266	1,036
New York Community Bancorp, Inc.	62,449	1,032
UnionBanCal Corp.	14,960	1,028
Leucadia National Corp.	20,954	994
* AmeriCredit Corp.	38,512	987
The PMI Group Inc.	23,826	979
Liberty Property Trust REIT	22,732	974
PartnerRe Ltd.	14,789	971
Regency Centers Corp. REIT	16,446	969
First American Corp.	21,109	956
* CB Richard Ellis Group, Inc.	16,138	950
Apartment Investment & Management Co. Class A REIT	24,837	941
Brown & Brown, Inc.	30,656	936
A.G. Edwards & Sons, Inc.	19,918	933
Axis Capital Holdings Ltd.	29,211	914
* Conseco, Inc.	39,386	913
Health Care Properties Investors REIT	35,133	898
HCC Insurance Holdings, Inc.	28,883	857
Colonial BancGroup, Inc.	35,971	857
TCF Financial Corp.	31,428	853
Nuveen Investments, Inc. Class A	19,781	843
SL Green Realty Corp. REIT	10,964	838
Weingarten Realty Investors REIT	22,058	834
United Dominion Realty Trust REIT	35,551	833
Federal Realty Investment Trust REIT	13,652	828
Federated Investors, Inc.	22,339	827
Eaton Vance Corp.	29,150	798
Commerce Bancshares, Inc.	15,277	796
City National Corp.	10,913	791
Rayonier Inc. REIT	19,801	789
Arden Realty Group, Inc. REIT	17,495	784
Camden Property Trust REIT	13,522	783
Independence Community Bank Corp.	19,651	781
RenaissanceRe Holdings Ltd.	17,682	780
Reckson Associates Realty Corp. REIT	21,510	774
Ventas, Inc. REIT	24,115	772
Arthur J. Gallagher & Co.	24,720	763
Protective Life Corp.	17,301	757
Astoria Financial Corp.	25,200	741
* Markel Corp.	2,328	738
StanCorp Financial Group, Inc.	14,394	719
Pan Pacific Retail Properties, Inc. REIT	10,712	717
Fulton Financial Corp.	40,577	714
Hospitality Properties Trust REIT	17,772	713
* Affiliated Managers Group, Inc.	8,862	711
Sky Financial Group, Inc.	25,308	704
^Thornburg Mortgage, Inc. REIT	26,869	704
Mack-Cali Realty Corp. REIT	16,269	703
Bank of Hawaii Corp.	13,472	694

	Shares	Market Value• ($000)
Shurgard Storage Centers, Inc.
Class A REIT	12,235	694
Webster Financial Corp.	14,187	665
Cullen/Frost Bankers, Inc.	12,360	663
Nationwide Financial Services, Inc.	15,039	662
Valley National Bancorp	27,357	659
IndyMac Bancorp, Inc.	16,622	649
SEI Investments Co.	17,066	631
Investors Financial Services Corp.	17,130	631
CenterPoint Properties Corp. REIT	12,736	630
New Plan Excel Realty Trust REIT	26,956	625
Forest City Enterprise Class A	16,466	625
Wilmington Trust Corp.	15,923	620
CBL & Associates Properties, Inc. REIT	15,664	619
Mills Corp. REIT	14,638	614
BRE Properties Inc. Class A REIT	13,378	608
TD Banknorth, Inc.	20,411	593
Hanover Insurance Group Inc.	14,032	586
Mercury General Corp.	10,047	585
Jefferies Group, Inc.	12,993	584
AmerUs Group Co.	10,208	578
Unitrin, Inc.	12,730	573
HRPT Properties Trust REIT	54,371	563
Trizec Properties, Inc. REIT	24,343	558
Raymond James Financial, Inc.	14,476	545
FirstMerit Corp.	20,853	540
Essex Property Trust, Inc. REIT	5,755	531
CarrAmerica Realty Corp. REIT	15,198	526
* Nasdaq Stock Market Inc.	14,930	525
Washington Federal Inc.	22,733	523
Endurance Specialty Holdings Ltd.	14,557	522
The South Financial Group, Inc.	18,512	510
East West Bancorp, Inc.	13,959	509
Health Care Inc. REIT	14,938	506
Westcorp, Inc.	7,474	498
Crescent Real Estate, Inc. REIT	25,076	497
* Philadelphia Consolidated Holding Corp.	5,126	496
KKR Financial Corp. REIT	20,288	487
Ohio Casualty Corp.	17,036	482
Hudson United Bancorp	11,531	481
CapitalSource Inc.	21,311	477
New Century REIT, Inc.	13,194	476
Realty Income Corp. REIT	21,961	475
Kilroy Realty Corp. REIT	7,625	472
Alexandria Real Estate Equities, Inc. REIT	5,863	472
Prentiss Properties Trust REIT	11,446	466
Colonial Properties Trust REIT	10,985	461
Transatlantic Holdings, Inc.	6,855	461
Platinum Underwriters Holdings, Ltd.	14,820	460
Waddell & Reed Financial, Inc.	21,876	459
Jones Lang Lasalle Inc.	9,100	458
Taubman Co. REIT	13,167	458
National Financial Partners Corp.	8,674	456
People's Bank	14,607	454
* Arch Capital Group Ltd.	8,234	451
Westamerica Bancorporation	8,490	451
First Industrial Realty Trust REIT	11,578	446
NewAlliance Bancshares, Inc.	30,260	440
Whitney Holdings Corp.	15,891	438
* SVB Financial Group	9,263	434
UCBH Holdings, Inc.	23,914	428
American Financial Group, Inc.	10,989	421
Cathay General Bancorp	11,708	421
BlackRock, Inc.	3,871	420
First Niagara Financial Group, Inc.	28,953	419
Healthcare Realty Trust Inc. REIT	12,573	418
* Covanta Holding Corp.	27,421	413
Brandywine Realty Trust REIT	14,565	407
American Home Mortgage Investment Corp. REIT	12,450	405

	Shares	Market Value• ($000)
Fremont General Corp.	17,441	405
American Financial Realty Trust REIT	33,719	405
Post Properties, Inc. REIT	10,115	404
BancorpSouth, Inc.	18,275	403
Pacific Capital Bancorp	11,280	401
^Friedman, Billings, Ramsey Group, Inc. REIT	40,526	401
Erie Indemnity Co. Class A	7,440	396
First Midwest Bancorp, Inc.	11,227	394
^Montpelier Re Holdings Ltd.	20,818	393
Old National Bancorp	18,171	393
Selective Insurance Group	7,377	392
Reinsurance Group of America, Inc.	8,199	392
* Alleghany Corp.	1,344	382
Downey Financial Corp.	5,570	381
Aspen Insurance Holdings Ltd.	16,046	380
Nationwide Health Properties, Inc. REIT	17,454	374
* Investment Technology Group, Inc.	10,505	372
* ProAssurance Corp.	7,647	372
IPC Holdings Ltd.	13,063	358
Annaly Mortgage Management Inc. REIT	32,473	355
Pennsylvania REIT	9,507	355
Sunstone Hotel Investors, Inc. REIT	13,334	354
Maguire Properties, Inc. REIT	11,424	353
Commerce Group, Inc.	6,152	352
Assured Guaranty Ltd.	13,650	347
Trustmark Corp.	12,536	344
Corporate Office Properties Trust, Inc. REIT	9,684	344
LaSalle Hotel Properties REIT	9,355	344
Greater Bay Bancorp	13,402	343
International Bancshares Corp.	11,693	343
Highwood Properties, Inc. REIT	12,046	343
Delphi Financial Group, Inc.	7,369	339
Zenith National Insurance Corp.	7,344	339
Wintrust Financial Corp.	6,154	338
Chittenden Corp.	12,128	337
Home Properties, Inc. REIT	8,188	334
United Bankshares, Inc.	9,441	333
Washington REIT	10,921	331
Hilb, Rogal and Hamilton Co.	8,407	324
The Phoenix Cos., Inc.	23,550	321
Umpqua Holdings Corp.	11,111	317
Texas Regional Bancshares, Inc.	11,050	313
MAF Bancorp, Inc.	7,545	312
Provident Financial Services Inc.	16,576	307
Park National Corp.	2,969	305
UICI	8,542	303
AMLI Residential Properties Trust REIT	7,900	301
BioMed Realty Trust, Inc. REIT	12,152	297
Provident Bankshares Corp.	8,610	291
Lexington Corporate Properties Trust REIT	13,591	289
Susquehanna Bancshares, Inc.	12,193	289
Boston Private Financial Holdings, Inc.	9,446	287
* Knight Capital Group, Inc. Class A	28,882	286
Senior Housing Properties Trust REIT	16,886	286
^The First Marblehead Corp.	8,339	274
LandAmerica Financial Group, Inc.	4,383	273
R.L.I. Corp.	5,483	273
Cousins Properties, Inc. REIT	9,556	270
Sterling Financial Corp.	10,807	270
FelCor Lodging Trust, Inc. REIT	15,564	268
First BanCorp Puerto Rico	21,295	264
F.N.B. Corp.	15,072	262
Newcastle Investment Corp. REIT	10,517	261
Frontier Financial Corp.	8,167	261
Citizens Banking Corp.	9,386	260
First Community Bancorp	4,785	260
TrustCo Bank NY	20,640	256

	Shares	Market Value• ($000)
* Signature Bank	9,127	256
* Argonaut Group, Inc.	7,719	253
Commercial Net Lease Realty REIT	12,179	248
Max Re Capital Ltd.	9,500	247
BOK Financial Corp.	5,422	246
Doral Financial Corp.	23,146	245
First Commonwealth Financial Corp.	18,862	244
Scottish Re Group Ltd.	9,900	243
Inland Real Estate Corp. REIT	16,428	243
Central Pacific Financial Co.	6,748	242
W Holding Co., Inc.	28,978	238
Chemical Financial Corp.	7,500	238
Mid-America Apartment Communities, Inc. REIT	4,900	238
U-Store-It Trust REIT	11,237	237
Entertainment Properties Trust REIT	5,795	236
BankUnited Financial Corp.	8,862	235
Amcore Financial, Inc.	7,734	235
First Charter Corp.	9,896	234
EastGroup Properties, Inc. REIT	5,175	234
Trustreet Properties, Inc. REIT	15,814	231
Equity Lifestyle Properties, Inc. REIT	5,187	231
Republic Bancorp, Inc.	19,214	229
Redwood Trust, Inc. REIT	5,541	229
Corus Bankshares Inc.	4,057	228
United Community Banks, Inc.	8,500	227
Anthracite Capital Inc. REIT	21,411	225
Calamos Asset Management, Inc.	7,114	224
Bank Mutual Corp.	20,941	222
Glimcher Realty Trust REIT	9,127	222
Student Loan Corp.	1,059	222
National Penn Bancshares Inc.	11,582	221
BankAtlantic Bancorp, Inc. Class A	15,744	220
CVB Financial Corp.	10,821	220
Anchor Bancorp Wisconsin Inc.	7,208	219
Glacier Bancorp, Inc.	7,202	216
Commercial Capital Bancorp, Inc.	12,524	214
UMB Financial Corp.	3,345	214
Alabama National BanCorporation	3,300	214
Global Signal, Inc. REIT	4,918	212
* Trammell Crow Co.	8,272	212
First Republic Bank	5,711	211
* First Federal Financial Corp.	3,815	208
Community Bank System, Inc.	9,196	207
NBT Bancorp, Inc.	9,579	207
Capitol Bancorp Ltd.	5,492	206
PFF Bancorp, Inc.	6,708	205
First Citizens BancShares Class A	1,168	204
Hancock Holding Co.	5,384	204
Equity One, Inc. REIT	8,786	203
Horace Mann Educators Corp.	10,709	203
* Accredited Home Lenders Holding Co.	4,060	201
Brookline Bancorp, Inc.	14,144	200
City Holding Co.	5,568	200
S & T Bancorp, Inc.	5,428	200
Franklin Street Properties Corp. REIT	9,529	200
Stewart Information Services Corp.	4,100	200
PS Business Parks, Inc. REIT	4,049	199
* Piper Jaffray Cos., Inc.	4,918	199
* MeriStar Hospitality Corp. REIT	21,091	198
PrivateBancorp, Inc.	5,500	196
* International Securities Exchange, Inc.	7,108	196
Tanger Factory Outlet Centers, Inc. REIT	6,784	195
Heritage Property Investment Trust REIT	5,836	195
Sovran Self Storage, Inc. REIT	4,130	194
Harbor Florida Bancshares, Inc.	5,135	190
MB Financial, Inc.	5,367	190

	Shares	Market Value• ($000)
Hanmi Financial Corp.	10,608	189
Equity Inns, Inc. REIT	13,893	188
Gold Banc Corp., Inc.	10,287	187
Capitol Federal Financial	5,672	187
Infinity Property & Casualty Corp.	5,000	186
Dime Community Bancshares	12,695	185
^Novastar Financial, Inc. REIT	6,580	185
Extra Space Storage Inc. REIT	11,948	184
Community Trust Bancorp Inc.	5,962	183
Sterling Bancshares, Inc.	11,866	183
MCG Capital Corp.	12,450	182
American Equity Investment Life Holding Co.	13,800	180
* WFS Financial, Inc.	2,360	180
Impac Mortgage Holdings, Inc. REIT	19,098	180
* American Physicians Capital, Inc.	3,900	179
United Fire & Casualty Co.	4,413	178
Cash America International Inc.	7,688	178
Omega Healthcare Investors, Inc. REIT	14,092	177
Glenborough Realty Trust, Inc. REIT	9,672	175
Independent Bank Corp. (MI)	6,388	174
Ashford Hospitality Trust REIT	16,375	172
Cascade Bancorp	7,463	172
Financial Federal Corp.	3,843	171
Prosperity Bancshares, Inc.	5,940	171
Spirit Finance Corp. REIT	14,844	168
Fidelity National Title Group, Inc. Class A	6,911	168
KNBT Bancorp Inc.	10,237	167
RAIT Investment Trust REIT	6,400	166
Fidelity Bankshares, Inc.	5,068	166
* LaBranche & Co. Inc.	16,305	165
National Health Investors REIT	6,302	164
Mid-State Bancshares	6,110	163
Arbor Realty Trust, Inc. REIT	6,300	163
* Nelnet, Inc.	4,000	163
Acadia Realty Trust REIT	8,100	162
Saul Centers, Inc. REIT	4,400	159
Innkeepers USA Trust REIT	9,921	159
Banner Corp.	5,021	157
Strategic Hotel Capital, Inc. REIT	7,567	156
First Financial Bankshares, Inc.	4,393	154
Capital Corp. of the West	4,671	152
* USI Holdings Corp.	11,000	151
Westbanco Inc.	4,976	151
* CompuCredit Corp.	3,932	151
Anworth Mortgage Asset Corp. REIT	20,700	151
* Central Coast Bancorp	6,058	150
* Ace Cash Express, Inc.	6,361	149
Capital Southwest Corp.	1,640	148
Gamco Investors Inc. Class A	3,408	148
* Tradestation Group Inc.	11,906	147
Advance America Cash Advance Centers Inc.	11,768	146
Community Banks, Inc.	5,189	145
BancTrust Financial Group, Inc.	7,224	145
American Campus Communities, Inc. REIT	5,800	144
Partners Trust Financial Group, Inc.	11,903	143
Unizan Financial Corp.	5,374	143
Agree Realty Corp. REIT	4,900	142
Parkway Properties Inc. REIT	3,500	140
Greenhill & Co., Inc.	2,500	140
Bristol West Holdings, Inc.	7,313	139
First Financial Bancorp	7,916	139
Ameris Bancorp	6,969	138
Irwin Financial Corp.	6,448	138
Capital City Bank Group, Inc.	4,027	138
Saxon Inc. REIT	12,047	136
First Community Bancshares, Inc.	4,361	136
Arrow Financial Corp.	5,159	135
BancFirst Corp.	1,700	134
Town & Country Trust REIT	3,969	134

	Shares	Market Value• ($000)
First Indiana Corp.	3,897	134
Alfa Corp.	8,246	133
GMH Communities Trust REIT	8,501	132
Highland Hospitality Corp. REIT	11,800	130
Getty Realty Holding Corp. REIT	4,925	129
Bank of Granite Corp.	6,902	128
Cedar Shopping Centers, Inc. REIT	9,000	127
Columbia Bancorp (OR)	5,700	126
Safety Insurance Group, Inc.	3,096	125
Capital Lease Funding, Inc. REIT	11,820	124
Federal Agricultural Mortgage Corp. Class C	4,137	124
* Community Bancorp	3,895	123
ASTA Funding, Inc.	4,495	123
Sun Communities, Inc. REIT	3,906	123
* eSPEED, Inc. Class A	15,856	122
Digital Realty Trust, Inc.	5,400	122
* Universal American Financial Corp.	8,100	122
* Navigators Group, Inc.	2,792	122
First Potomac REIT	4,569	122
Harleysville National Corp.	6,361	121
Flag Financial Corp.	7,128	120
* Capital Crossing Bank	3,580	120
First Busey Corp.	5,719	119
Associated Estates Realty Corp. REIT	13,213	119
Provident New York Bancorp, Inc.	10,774	119
PXRE Group Ltd.	9,066	117
First Merchants Corp.	4,453	116
Flagstar Bancorp, Inc.	8,018	115
Northwest Bancorp, Inc.	5,416	115
Center Financial Corp.	4,549	114
National Western Life Insurance Co. Class A	551	114
Columbia Bancorp	2,751	113
Sandy Spring Bancorp, Inc.	3,245	113
Harleysville Group, Inc.	4,271	113
* Tejon Ranch Co.	2,827	113
* Bay View Capital Corp.	6,335	113
Old Second Bancorp, Inc.	3,686	113
Sizeler Property Investors, Inc. REIT	8,766	113
State Auto Financial Corp.	3,077	112
* EZCORP, Inc.	7,331	112
Century Bancorp, Inc. Class A	3,815	112
Center Bancorp, Inc.	10,134	111
* Boykin Lodging Co. REIT	9,080	111
American Mortgage Acceptance Co. REIT	7,600	111
Bryn Mawr Bank Corp.	5,130	111
Eastern Virginia Bankshares, Inc.	5,189	111
Bancorp Rhode Island Inc.	3,300	110
* World Acceptance Corp.	3,853	110
MFA Mortgage Investments, Inc. REIT	18,900	108
Consolidated-Tomoka Land Co.	1,500	106
Suffolk Bancorp	3,146	106
Sterling Financial Corp. (PA)	5,357	106
TierOne Corp.	3,600	106
Bank of the Ozarks, Inc.	2,856	105
* AmeriVest Properties, Inc. REIT	25,200	105
* United Capital Corp.	4,246	105
Midland Co.	2,900	105
* AmericanWest Bancorporation	4,400	104
* BankFinancial Corp.	7,064	104
CFS Bancorp, Inc.	7,248	104
First Financial Holdings, Inc.	3,362	103
Main Street Banks, Inc.	3,768	103
LTC Properties, Inc. REIT	4,870	102
Capital Bank Corp.	6,671	102
First of Long Island Corp.	2,422	102
* Stifel Financial Corp.	2,709	102
Aames Investment Corp. REIT	15,730	102
Sunset Financial Resources, Inc.	11,979	102
West Coast Bancorp	3,837	101
First State Bancorporation	4,208	101

	Shares	Market Value• ($000)
* Triad Guaranty, Inc.	2,294	101
IBERIABANK Corp.	1,975	101
* Citizens, Inc.	18,333	100
Columbia Banking System, Inc.	3,476	99
Commercial Bankshares, Inc.	2,797	99
Ramco-Gershenson Properties Trust REIT	3,700	99
Advanta Corp. Class B	3,000	97
* Ameriserv Financial Inc.	22,448	97
* Ocwen Financial Corp.	11,143	97
* Franklin Bank Corp.	5,383	97
Oriental Financial Group Inc.	7,815	97
* Aether Holdings, Inc.	29,080	97
Macatawa Bank Corp.	2,628	96
Atlantic Coast Federal Corp.	6,715	94
Independent Bank Corp. (MA)	3,309	94
CoBiz Inc.	5,050	92
21st Century Insurance Group	5,655	91
WSFS Financial Corp.	1,482	91
Union Bankshares Corp.	2,100	91
Kite Realty Group Trust REIT	5,800	90
Presidential Life Corp.	4,711	90
MortgageIT Holdings Inc. REIT	6,566	90
Integra Bank Corp.	4,176	89
Winston Hotels, Inc. REIT	8,995	89
Investors Real Estate Trust REIT	9,600	89
Merchants Bancshares, Inc.	3,652	88
* Asset Acceptance Capital Corp.	3,900	88
^Odyssey Re Holdings Corp.	3,460	87
* FPIC Insurance Group, Inc.	2,500	87
LSB Corp.	4,999	87
Seacoast Banking Corp. of Florida	3,755	86
First Bancorp (NC)	4,250	86
FBL Financial Group, Inc. Class A	2,597	85
Universal Health Realty Income REIT	2,694	84
U.S.B. Holding Co., Inc.	3,892	84
Cardinal Financial Corp.	7,627	84
optionsXpress Holdings Inc.	3,407	84
Lakeland Bancorp, Inc.	5,650	83
* United America Indemnity, Ltd.	4,500	83
First Place Financial Corp.	3,425	82
Sanders Morris Harris Group Inc.	5,000	82
SWS Group, Inc.	3,900	82
Nara Bancorp, Inc.	4,587	82
Capital Trust Class A REIT	2,770	81
Sterling Bancorp	4,095	81
R & G Financial Corp. Class B	6,100	81
Washington Trust Bancorp, Inc.	3,058	80
Renasant Corp.	2,530	80
Cavalry Bancorp, Inc.	3,355	80
Gramercy Capital Corp. REIT	3,500	80
* First Mariner Bancorp, Inc.	4,544	80
* Quanta Capital Holdings Ltd.	15,521	79
Luminent Mortgage Capital, Inc. REIT	10,521	79
Bedford Property Investors, Inc. REIT	3,600	79
First Source Corp.	3,139	79
* First Cash Financial Services, Inc.	2,700	79
Yardville National Bancorp	2,263	78
Simmons First National Corp.	2,810	78
Advanta Corp. Class A	2,570	77
NetBank, Inc.	10,680	77
Deerfield Triarc Capital COR	5,578	76
S.Y. Bancorp, Inc.	2,962	74
CityBank Lynnwood (WA)	2,070	74
Fieldstone Investment Corp. REIT	6,182	73
Southwest Bancorp, Inc.	3,662	73
Baldwin & Lyons, Inc. Class B	2,962	72
BNP Residential Properties, Inc. REIT	4,450	71
Berkshire Hills Bancorp, Inc.	2,111	71
Direct General Corp.	4,163	70
Mercantile Bank Corp.	1,825	70
German American Bancorp	5,334	70
Univest Corp. of Pennsylvania	2,888	70
Interchange Financial Services Corp.	4,037	70

	Shares	Market Value• ($000)
First Financial Corp. (IN)	2,574	69
Midwest Banc Holdings, Inc.	3,096	69
HomeBanc Corp. REIT	9,188	69
* Heritage Commerce Corp.	3,195	69
* CNA Surety Corp.	4,707	69
United Community Financial Corp.	5,700	67
* Virginia Commerce Bancorp, Inc.	2,307	67
Omega Financial Corp.	2,392	67
Wilshire Bancorp Inc.	3,876	67
Urstadt Biddle Properties Class A REIT	4,098	66
Correctional Properties Trust	2,472	66
* Sun Bancorp, Inc. (NJ)	3,338	66
Vineyard National Bancorp Co.	2,133	66
Peoples Bancorp, Inc.	2,278	65
Crawford & Co. Class B	11,225	65
* Encore Capital Group, Inc.	3,700	64
Great Southern Bancorp, Inc.	2,323	64
* Texas Capital Bancshares, Inc.	2,857	64
Community Bancorp Inc.	1,801	64
TriCo Bancshares	2,716	64
* Tarragon Realty Investors Inc. REIT	3,069	63
* Vesta Insurance Group, Inc.	63,144	63
DiamondRock Hospitality Co. REIT	5,145	62
Flushing Financial Corp.	3,942	61
Medallion Financial Corp.	5,379	61
OceanFirst Financial Corp.	2,657	60
* First Regional Bancorp	888	60
* PMA Capital Corp. Class A	6,563	60
* Criimi Mae, Inc. REIT	3,004	59
Bimini Mortgage Management, Inc.	6,500	59
* ITLA Capital Corp.	1,200	59
* Western Sierra Bancorp	1,544	56
North Valley Bancorp	3,149	56
W.P. Stewart & Co., Ltd.	2,376	56
LSB Bancshares, Inc.	3,164	56
Leesport Financial Corp.	2,315	56
* Banc Corp.	4,846	55
Tompkins Trustco, Inc.	1,220	55
Security Bank Corp.	2,341	55
Farmers Capital Bank Corp.	1,770	54
West Bancorporation	2,900	54
Summit Bancshares, Inc.	3,013	54
American National Bankshares Inc.	2,303	54
Team Financial, Inc.	3,758	54
Horizon Financial Corp.	2,439	53
Southside Bancshares, Inc.	2,576	52
Greater Delaware Valley Savings Bank	1,966	52
Coastal Financial Corp.	4,027	52
Affordable Residential Communities REIT	5,422	52
Government Properties Trust, Inc. REIT	5,458	51
Heartland Financial USA, Inc.	2,299	50
Foothill Independent Bancorp	1,981	50
Clifton Savings Bancorp, Inc.	4,883	49
Charter Financial Corp.	1,352	48
First South Bancorp, Inc.	1,350	48
Willow Grove Bancorp, Inc.	3,144	48
Capstead Mortgage Corp. REIT	8,086	47
* The Bancorp Inc.	2,757	47
Financial Institutions, Inc.	2,380	47
Clark, Inc.	3,460	46
* Pacific Mercantile Bancorp	2,638	46
* Pinnacle Financial Partners, Inc.	1,823	46
Pennfed Financial Services, Inc.	2,468	45
Ameriana Bancorp	3,500	45
* Ceres Group, Inc.	8,766	45
Republic Bancorp, Inc. Class A	2,073	44
Shore Bancshares, Inc.	1,393	44
Capital Title Group, Inc.	7,948	44
Camco Financial Corp.	3,063	44
* Marlin Business Services Inc.	1,795	43
NorthStar Realty Finance Corp. REIT	4,200	43

	Shares	Market Value• ($000)
Sound Federal Bancorp Inc.	2,200	42
Smithtown Bancorp, Inc.	1,432	42
First M&F Corp.	1,225	42
Oak Hill Financial, Inc.	1,210	40
Citizens 1st Bancorp, Inc.	1,688	40
Provident Financial Holdings, Inc.	1,509	40
Placer Sierra Bancshares	1,432	40
NYMAGIC, Inc.	1,598	40
Heritage Financial Corp.	1,610	39
First Federal Bancshares of Arkansas, Inc.	1,606	39
Newmil Bancorp, Inc.	1,250	38
First Defiance Financial Corp.	1,400	38
* Stratus Properties Inc.	1,599	37
FNB Corp. (VA)	1,171	36
Peapack Gladstone Financial Corp	1,263	35
Mission West Properties Inc. REIT	3,600	35
Monmouth Real Estate Investment Corp. REIT	4,356	35
Massbank Corp.	1,013	33
Greater Community Bancorp	2,184	33
American Land Lease, Inc. REIT	1,399	33
HMN Financial, Inc.	1,113	33
Winthrop Realty Trust Inc. REIT	5,759	33
FNB Financial Services Corp.	1,921	32
Ames National Corp.	1,218	31
Royal Bancshares of Pennsylvania, Inc.	1,314	30
Pulaski Financial Corp.	1,691	30
* Consumer Portfolio Services, Inc.	5,078	29
* GFI Group Inc.	610	29
* Rewards Network Inc.	4,499	29
ESB Financial Corp.	2,493	28
United Mobile Homes, Inc. REIT	1,670	26
Wellsford Real Properties Inc.	4,326	26
First United Corp.	1,200	25
Westfield Financial, Inc.	1,055	25
Rome Bancorp, Inc.	2,312	25
FNB Corp. (NC)	1,296	25
BCSB Bankcorp, Inc.	1,893	24
* American Independence Corp.	2,076	24
Investors Title Co.	548	23
Comm Bancorp, Inc.	539	23
Federal Agricultural Mortgage Corp. Class A	1,021	22
Brooke Corp.	1,600	22
* United PanAm Financial Corp.	841	22
Meta Financial Group, Inc.	1,049	21
* Ampal-American Israel Corp.	4,527	18
TF Financial Corp.	616	18
First Keystone Financial, Inc.	863	17
Codorus Valley Bancorp, Inc.	826	16
HopFed Bancorp, Inc.	1,005	16
Rainier Pacific Financial Group Inc.	975	16
Tower Group, Inc.	600	13
* Western Alliance Bancorp	383	11
* PremierWest Bancorp	814	11
Northern States Financial Corp.	599	11
MutualFirst Financial Inc.	500	11
Unity Bancorp, Inc.	752	11
First Financial Service Corp.	363	11
EFC Bancorp, Inc.	300	10
Wayne Savings Bancshares, Inc.	673	10
One Liberty Properties, Inc. REIT	534	10
* Republic First Bancorp, Inc.	730	10
* Pennsylvania Commerce Bancorp, Inc.	300	10
BRT Realty Trust REIT	400	10
Citizens South Banking Corp.	709	8
* First Acceptance Corp.	800	8
Jefferson Bancshares, Inc.	600	8
Colony Bankcorp, Inc.	257	6
HF Financial Corp.	316	6
TIB Financial Corp.	188	6
Habersham Bancorp	209	5

	Shares	Market Value• ($000)
Wainwright Bank & Trust Co.	464	5
National Health Realty Inc. REIT	200	4
Princeton National Bancorp, Inc.	100	3
Home Federal Bancorp	100	3
Burnham Pacific Properties, Inc. REIT	15,143	2
United Financial Corp.	93	2
* Horizon Group Properties, Inc. REIT	64	—
		795,806
Health Care (13.0%)
Johnson & Johnson	768,667	46,197
Pfizer Inc.	1,904,472	44,412
* Amgen, Inc.	318,884	25,147
UnitedHealth Group Inc.	351,363	21,834
Merck & Co., Inc.	567,365	18,048
Medtronic, Inc.	312,991	18,019
Wyeth	346,566	15,966
Abbott Laboratories	401,715	15,840
Eli Lilly & Co.	263,676	14,921
* WellPoint Inc.	170,313	13,589
Bristol-Myers Squibb Co.	505,412	11,614
* Genentech, Inc.	123,803	11,452
Schering-Plough Corp.	381,525	7,955
Cardinal Health, Inc.	110,689	7,610
Aetna Inc.	74,946	7,068
* Gilead Sciences, Inc.	117,834	6,202
Baxter International, Inc.	160,910	6,058
* Caremark Rx, Inc.	114,781	5,945
Guidant Corp.	85,365	5,527
HCA Inc.	98,973	4,998
* St. Jude Medical, Inc.	94,303	4,734
* Genzyme Corp.	66,407	4,700
* Medco Health Solutions, Inc.	78,689	4,391
* Zimmer Holdings, Inc.	63,996	4,316
* Biogen Idec Inc.	87,490	3,966
McKesson Corp.	75,702	3,905
* Boston Scientific Corp.	159,228	3,899
Becton, Dickinson & Co.	64,661	3,885
CIGNA Corp.	33,320	3,722
Allergan, Inc.	33,853	3,655
* Forest Laboratories, Inc.	87,858	3,574
Stryker Corp.	67,771	3,011
* Celgene Corp.	43,407	2,813
* Express Scripts Inc.	32,763	2,746
* Coventry Health Care Inc.	41,924	2,388
Quest Diagnostics, Inc.	44,751	2,304
Biomet, Inc.	61,333	2,243
* MedImmune Inc.	63,720	2,231
AmerisourceBergen Corp.	53,804	2,227
* Humana Inc.	39,874	2,166
* Fisher Scientific International Inc.	31,583	1,954
* Laboratory Corp. of America Holdings	34,957	1,882
C.R. Bard, Inc.	27,351	1,803
Omnicare, Inc.	31,046	1,776
* Varian Medical Systems, Inc.	33,987	1,711
* Hospira, Inc.	39,546	1,692
* IVAX Corp.	52,435	1,643
* Health Net Inc.	29,369	1,514
* Barr Pharmaceuticals Inc.	24,095	1,501
IMS Health, Inc.	58,780	1,465
* Sepracor Inc.	27,333	1,410
Health Management Associates Class A	63,937	1,404
Applera Corp.-Applied Biosystems Group	51,287	1,362
* Chiron Corp.	30,438	1,353
* DaVita, Inc.	26,190	1,326
* Thermo Electron Corp.	41,764	1,258
* Waters Corp.	29,858	1,129
Mylan Laboratories, Inc.	56,522	1,128
* Lincare Holdings, Inc.	25,706	1,077
* King Pharmaceuticals, Inc.	62,902	1,064
DENTSPLY International Inc.	19,473	1,046
* Intuitive Surgical, Inc.	8,612	1,010
* Henry Schein, Inc.	22,682	990
* Cephalon, Inc.	15,047	974
* Amylin Pharmaceuticals, Inc.	24,090	962
Bausch & Lomb, Inc.	13,941	947

	Shares	Market Value• ($000)
* Tenet Healthcare Corp.	122,183	936
* Invitrogen Corp.	13,777	918
Beckman Coulter, Inc.	16,055	914
* Community Health Systems, Inc.	23,397	897
* Patterson Cos	26,794	895
* Millipore Corp.	13,432	887
* Triad Hospitals, Inc.	22,426	880
Manor Care, Inc.	21,660	861
Dade Behring Holdings Inc.	20,641	844
* Renal Care Group, Inc.	17,750	840
* Watson Pharmaceuticals, Inc.	25,735	837
Pharmaceutical Product Development, Inc.	13,474	835
* Inamed Corp.	9,517	834
* Cytyc Corp.	29,138	823
* Affymetrix, Inc.	16,794	802
* Covance, Inc.	16,151	784
* Endo Pharmaceuticals Holdings, Inc.	25,902	784
* Millennium Pharmaceuticals, Inc.	79,978	776
PerkinElmer, Inc.	32,137	757
* Charles River Laboratories, Inc.	17,786	754
* Cerner Corp.	7,913	719
* Protein Design Labs, Inc.	25,301	719
* ResMed Inc.	18,750	718
Hillenbrand Industries, Inc.	14,510	717
* Advanced Medical Optics, Inc.	17,048	713
* Vertex Pharmaceuticals, Inc.	24,874	688
* Respironics, Inc.	18,520	687
* Gen-Probe Inc.	13,320	650
* Edwards Lifesciences Corp.	15,595	649
Universal Health Services Class B	13,637	637
* Emdeon Corp.	71,962	609
* IDEXX Laboratories Corp.	8,444	608
* Neurocrine Biosciences, Inc.	9,670	607
* ImClone Systems, Inc.	17,335	594
* VCA Antech, Inc.	20,572	580
Cooper Cos., Inc.	10,918	560
* Pediatrix Medical Group, Inc.	6,152	545
* Sierra Health Services, Inc.	6,661	533
* Techne Corp.	9,451	531
* LifePoint Hospitals, Inc.	13,277	498
Mentor Corp.	10,248	472
Medicis Pharmaceutical Corp.	14,419	462
* Alkermes, Inc.	23,784	455
* Abgenix, Inc.	21,141	455
STERIS Corp.	17,890	448
Valeant Pharmaceuticals International	24,525	443
* Kinetic Concepts, Inc.	11,064	440
* ICOS Corp.	15,775	436
* Hologic, Inc.	11,466	435
* Sybron Dental Specialties, Inc.	10,689	426
* OSI Pharmaceuticals, Inc.	14,850	416
* United Therapeutics Corp.	5,795	401
* American Healthways Inc.	8,562	387
* Medarex, Inc.	27,736	384
* United Surgical Partners International, Inc.	11,649	375
* Psychiatric Solutions, Inc.	6,258	368
* Nektar Therapeutics	22,062	363
* Ventana Medical Systems, Inc.	8,387	355
* Haemonetics Corp.	7,077	346
* Varian, Inc.	8,639	344
* MGI Pharma, Inc.	19,965	343
Chemed Corp.	6,809	338
* Beverly Enterprises, Inc.	28,956	338
* Sunrise Senior Living, Inc.	9,471	319
* Apria Healthcare Group Inc.	12,961	312
* Andrx Group	18,939	312
Perrigo Co.	20,910	312
* AMERIGROUP Corp.	15,845	308
* ViroPharma Inc.	16,601	308
Alpharma, Inc. Class A	10,796	308
* Onyx Pharmaceuticals, Inc.	10,600	305
* Cubist Pharmaceuticals, Inc.	14,302	304
* Magellan Health Services, Inc.	9,601	302
* Centene Corp.	11,334	298
* American Medical Systems Holdings, Inc.	16,705	298
* Kyphon Inc.	7,284	297

	Shares	Market Value• ($000)
* Bio-Rad Laboratories, Inc. Class A	4,474	293
* CV Therapeutics, Inc.	11,784	291
* WellCare Health Plans Inc.	7,119	291
* Par Pharmaceutical Cos. Inc.	9,208	289
Owens & Minor, Inc. Holding Co.	10,481	289
* IDX Systems Corp.	6,526	287
* Kos Pharmaceuticals, Inc.	5,413	280
* Immucor Inc.	11,568	270
Diagnostic Products Corp.	5,549	269
* Thoratec Corp.	12,785	265
* Myogen, Inc.	8,600	259
* Applera Corp.-Celera Genomics Group	23,320	256
* ArthroCare Corp.	6,013	253
* Dionex Corp.	5,159	253
* Kindred Healthcare, Inc.	9,792	252
* BioMarin Pharmaceutical Inc.	22,935	247
* Human Genome Sciences, Inc.	28,152	241
Invacare Corp.	7,305	230
* American Retirement Corp.	9,147	230
* The Medicines Co.	13,059	228
* PSS World Medical, Inc.	15,307	227
* Intermagnetics General Corp.	6,940	221
* Amedisys Inc.	5,200	220
* Biosite Inc.	3,880	218
* AtheroGenics, Inc.	10,763	215
* Myriad Genetics, Inc.	10,300	214
* Alexion Pharmaceuticals, Inc.	10,539	213
LCA-Vision Inc.	4,437	211
* CONMED Corp.	8,872	210
* Telik, Inc.	12,300	209
* Adolor Corp.	14,146	207
*^ Martek Biosciences Corp.	8,220	202
* American Pharmaceuticals Partners, Inc.	5,134	199
* Regeneron Pharmaceuticals, Inc.	12,451	199
* AMN Healthcare Services, Inc.	9,950	197
PolyMedica Corp.	5,812	195
Analogic Corp.	4,000	191
* Salix Pharmaceuticals, Ltd.	10,826	190
* AmSurg Corp.	8,297	190
* Merge Technologies, Inc.	7,500	188
* Eclipsys Corp.	9,531	180
* Viasys Healthcare Inc.	6,925	178
* Digene Corp.	6,094	178
* Exelixis, Inc.	18,433	174
* K-V Pharmaceutical Co. Class A	8,399	173
* Cyberonics, Inc.	5,354	173
West Pharmaceutical Services, Inc.	6,899	173
* Per-Se Technologies, Inc.	7,374	172
* eResearch Technology, Inc.	11,375	172
* The TriZetto Group, Inc.	10,054	171
* Abaxis, Inc.	9,968	164
* Angiodynamics Inc.	6,400	163
* Geron Corp.	18,917	163
* NDCHealth Corp.	8,370	161
* Odyssey Healthcare, Inc.	8,600	160
* DJ Orthopedics Inc.	5,800	160
* Ventiv Health, Inc.	6,699	158
Cambrex Corp.	8,389	157
* Integra LifeSciences Holdings	4,400	156
* Genesis Healthcare Corp.	4,259	156
* Aspect Medical Systems, Inc.	4,383	151
Computer Programs and Systems, Inc.	3,600	149
* Candela Corp.	10,168	147
* SurModics, Inc.	3,911	145
* Serologicals Corp.	7,323	145
* First Horizon Pharmaceutical Corp.	8,286	143
* Matria Healthcare, Inc.	3,656	142
* Wright Medical Group, Inc.	6,918	141
Arrow International, Inc.	4,842	140
* Align Technology, Inc.	21,229	137
* Dendrite International, Inc.	9,481	137
* Accelrys Inc.	16,911	136
* ABIOMED, Inc.	14,675	136

	Shares	Market Value• ($000)
Datascope Corp.	4,102	136
* Momenta Pharmaceuticals, Inc.	6,100	134
* HealthExtras, Inc.	5,300	133
* Cerus Corp.	13,001	132
* Connetics Corp.	9,000	130
* LifeCell Corp.	6,800	130
* American Dental Partners, Inc.	7,150	129
* Greatbatch, Inc.	4,967	129
* Cross Country Healthcare, Inc.	7,243	129
* Acadia Pharmaceuticals Inc.	13,000	128
* Anadys Pharmaceuticals Inc.	14,507	128
* deCODE genetics, Inc.	15,414	127
* Palomar Medical Technologies, Inc.	3,600	126
* Aastrom Biosciences, Inc.	59,599	126
* Zymogenetics, Inc.	7,376	125
* Air Methods Corp.	7,220	125
* Arena Pharmaceuticals, Inc.	8,726	124
* Theravance, Inc.	5,499	124
* America Service Group Inc.	7,800	124
* AVANT Immunotherapeutics, Inc.	65,534	123
* ArQule, Inc.	20,100	123
* Lifeline Systems, Inc.	3,334	122
^BioLase Technology, Inc.	15,182	121
* NPS Pharmaceuticals Inc.	10,241	121
* SonoSite, Inc.	3,462	121
* Progenics Pharmaceuticals, Inc.	4,770	119
* Encysive Pharmaceuticals, Inc.	15,114	119
* Conceptus, Inc.	9,397	119
* Illumina, Inc.	8,376	118
*^ Cell Therapeutics, Inc.	54,151	118
* Molecular Devices Corp.	4,064	118
* BioScrip Inc.	15,541	117
* Albany Molecular Research, Inc.	9,557	116
* HMS Holdings Corp.	15,070	115
* Laserscope	5,111	115
* Bioenvision, Inc.	17,542	115
* Keryx Biopharmaceuticals, Inc.	7,805	114
* PAREXEL International Corp.	5,638	114
* Allied Healthcare International Inc.	18,457	113
* Genta Inc.	76,304	111
* Natus Medical Inc.	6,805	110
* ICU Medical, Inc.	2,800	110
*^ Antigenics, Inc.	22,974	109
* Pharmion Corp.	6,100	108
* Allscripts Healthcare Solutions, Inc.	8,046	108
CNS, Inc.	4,900	107
* Acusphere, Inc.	19,800	106
* Conor Medsystems, Inc.	5,422	105
* Anika Resh Inc.	8,958	105
*^ ATS Medical, Inc.	37,585	103
* Gentiva Health Services, Inc.	6,950	102
* Cantel Medical Corp.	5,700	102
* ARIAD Pharmaceuticals, Inc.	17,365	102
* InterMune Inc.	6,025	101
* Symmetry Medical Inc.	5,200	101
* CryoLife Inc.	29,626	99
Vital Signs, Inc.	2,310	99
* Discovery Laboratories, Inc.	14,700	98
* PRA International	3,488	98
* Inverness Medical Innovations, Inc.	4,107	97
* Bentley Pharmaceuticals, Inc.	5,900	97
* Tanox, Inc.	5,794	95
* Dendreon Corp.	17,483	95
Meridian Bioscience Inc.	4,698	95
* Avigen, Inc.	30,447	92
*^ Foxhollow Technologies Inc.	3,000	89
* Avanir Pharmaceuticals Class A	25,800	89
* Molina Healthcare Inc.	3,300	88
* Idenix Pharmaceuticals Inc.	5,105	87
* OraSure Technologies, Inc.	9,732	86
* Cepheid, Inc.	9,600	84
*^ Aradigm Corp.	115,275	84
* Incyte Corp.	15,748	84
* Spectranetics Corp.	7,414	83
* Res-Care, Inc.	4,800	83

	Shares	Market Value• ($000)
* Bruker BioSciences Corp.	17,110	83
* New River Pharmaceuticals Inc.	1,600	83
* Alnylam Pharmaceuticals Inc.	6,200	83
* Quidel Corp.	7,695	83
* Renovis, Inc.	5,371	82
* Penwest Pharmaceuticals Co.	4,180	82
* Noven Pharmaceuticals, Inc.	5,323	81
* Radiation Therapy Services, Inc.	2,260	80
* Cell Genesys, Inc.	13,448	80
* Embrex, Inc.	5,641	78
* Luminex Corp.	6,624	77
* Enzo Biochem, Inc.	6,168	77
* I-Flow Corp.	5,200	76
* Amicas, Inc.	15,290	76
* Isis Pharmaceuticals, Inc.	14,325	75
* RehabCare Group, Inc.	3,700	75
* Animas Corp.	3,078	74
* Bioveris Corp.	16,014	73
* Gene Logic Inc.	21,811	73
*^ Bradley Pharmaceuticals, Inc.	7,500	71
* AVI BioPharma, Inc.	20,582	71
* Northfield Laboratories, Inc.	5,200	70
* Inspire Pharmaceuticals, Inc.	13,527	69
* Nuvelo, Inc.	8,408	68
* Enzon Pharmaceuticals, Inc.	9,204	68
* Orthofix International NV	1,692	67
* Merit Medical Systems, Inc.	5,531	67
*^ SFBC International, Inc.	4,150	66
* SuperGen, Inc.	13,105	66
* Symbion, Inc.	2,800	64
* Curis, Inc.	17,911	64
* Kendle International Inc.	2,475	64
* Horizon Health Corp.	2,800	63
* BioCryst Pharmaceuticals, Inc.	3,759	63
* Savient Pharmaceuticals Inc.	16,641	62
* Barrier Therapeutics Inc.	7,563	62
* Nastech Pharmaceutical Co., Inc.	4,185	62
* Neogen Corp.	2,880	61
* DepoMed, Inc.	9,900	59
* Pain Therapeutics, Inc.	8,756	59
Option Care, Inc.	4,400	59
* DOV Pharmaceutical, Inc.	4,000	59
* Indevus Pharmaceuticals, Inc.	10,884	59
* US Physical Therapy, Inc.	3,172	59
* Columbia Laboratories Inc.	12,539	58
* NeoPharm, Inc.	5,245	57
* Durect Corp.	11,022	56
* HealthTronics Surgical Services, Inc.	7,300	56
* Pozen Inc.	5,801	56
* Monogram Biosciences, Inc.	29,112	54
*^ NitroMed, Inc.	3,887	54
* ImmunoGen, Inc.	10,523	54
* Regeneration Technologies, Inc.	7,530	54
* StemCells, Inc.	15,597	54
* VistaCare, Inc.	4,300	54
* Hi-Tech Pharmacal Co., Inc.	1,200	53
* Nabi Biopharmaceuticals	15,341	52
* Lifecore Biomedical Inc.	3,133	51
* Bio-Reference Laboratories, Inc.	2,628	49
* Providence Service Corp.	1,708	49
* Medical Action Industries Inc.	2,400	49
* Zoll Medical Corp.	1,941	49
* Lexicon Genetics Inc.	13,379	49
* EPIX Pharmaceuticals, Inc.	11,950	48
Hooper Holmes, Inc.	18,839	48
* Proxymed Pharmacy, Inc.	11,720	48
* Kensey Nash Corp.	2,128	47
* Cardiac Science Corp.	5,130	46
* Harvard Bioscience, Inc.	10,410	46
* Alliance Imaging, Inc.	7,751	46
* CorVel Corp.	2,427	46
* Collagenex Pharmaceuticals, Inc.	3,800	46
* Rigel Pharmaceuticals, Inc.	5,400	45
* Possis Medical Inc.	4,500	45
* Maxygen Inc.	5,941	45
* Oscient Pharmaceuticals	19,627	45
* Microtek Medical Holdings, Inc.	12,779	44

	Shares	Market Value• ($000)
* TriPath Imaging, Inc.	7,346	44
* Trimeris, Inc.	3,826	44
* Cypress Bioscience, Inc.	7,579	44
* BioSphere Medical Inc.	5,400	44
* Rural/Metro Corp.	4,800	43
* Orthologic Corp.	8,628	42
* Orchid Cellmark, Inc.	5,504	42
* STAAR Surgical Co.	5,276	42
* Continucare Corp.	17,281	41
*^ Vascular Solutions, Inc.	5,486	41
* Caraco Pharmaceutical Laboratories, Ltd.	4,600	41
* Kosan Biosciences, Inc.	9,200	41
* Cholestech Corp.	4,104	41
* MedCath Corp.	2,186	41
* CuraGen Corp.	13,048	40
* Santarus Inc.	7,196	39
* EntreMed, Inc.	20,177	39
* Vivus, Inc.	13,195	39
* Advanced Magnetics, Inc.	3,473	38
* Aphton Corp.	109,560	38
* Genitope Corp.	4,800	38
* Diversa Corp.	7,926	38
* SONUS Pharmaceuticals, Inc.	7,483	38
* Peregrine Pharmaceuticals, Inc.	38,828	36
* Specialty Laboratories, Inc.	2,733	36
* XOMA Ltd.	22,254	36
* National Dentex Corp.	1,569	35
* Nutraceutical International Corp.	2,605	35
* Caliper Life Sciences, Inc.	5,909	35
* PDI, Inc.	2,491	34
* Micro Therapeutics, Inc.	4,852	34
* Osteotech, Inc.	6,701	33
* Neurogen Corp.	4,887	32
* NMT Medical, Inc.	1,956	31
* IRIS International, Inc.	1,400	31
* Vical, Inc.	6,769	28
* Seattle Genetics, Inc.	5,900	28
* Medical Staffing Network Holdings, Inc.	5,108	27
* Vion Pharmaceuticals, Inc.	16,589	27
* SciClone Pharmaceuticals, Inc.	11,521	27
* VaxGen, Inc.	3,020	26
* Cutera, Inc.	1,000	26
* Oxigene, Inc.	6,615	26
* Rochester Medical Corp.	2,516	26
* Third Wave Technologies	8,441	25
* Theragenics Corp.	7,793	24
* Nanogen, Inc.	8,742	23
* Exactech, Inc.	1,815	21
* Tercica, Inc.	2,800	20
* SRI/Surgical Express, Inc.	3,277	20
* Immunomedics Inc.	6,502	19
* GenVec, Inc.	9,745	16
* Emisphere Technologies, Inc.	3,680	16
* Corcept Therapeutics Inc.	4,258	15
* Pharmacyclics, Inc.	4,319	15
* Dyax Corp.	2,779	15
* Sonic Innovations, Inc.	3,406	14
Psychemedics Corp.	925	13
* Hollis-Eden Pharmaceuticals, Inc.	2,584	13
*^ Novavax, Inc.	3,247	13
* CYTOGEN Corp.	4,379	12
* Immtech International, Inc.	1,700	12
* GTC Biotherapeutics, Inc.	7,000	11
* GTx, Inc.	1,500	11
* Sangamo BioSciences, Inc.	2,740	11
* Aksys, Ltd.	16,637	11
* Repligen Corp.	2,700	11
* Rita Medical Systems, Inc.	2,711	11
* Critical Therapeutics, Inc.	1,400	10
* CardioDynamics International Corp.	8,243	10
* IVAX Diagnostics, Inc.	2,766	10
* Somanetics Corp.	300	10
* Insmed Inc.	4,780	9
* PhotoMedex, Inc.	5,274	9
* Panacos Pharmaceuticals Inc.	1,300	9
* Ista Pharmaceuticals Inc.	1,398	9
* La Jolla Pharmaceutical Co.	2,249	8

	Shares	Market Value• ($000)
* Synovis Life Technologies, Inc.	800	8
National Healthcare Corp.	200	7
* IntraLase Corp.	400	7
* Neurobiological Technologies, Inc.	1,972	7
* Cytokinetics, Inc.	1,071	7
* Lipid Sciences, Inc.	2,862	7
* Axonyx Inc.	7,500	6
Stratagene Holding Corp.	594	6
* Strategic Diagnostics Inc.	1,531	6
* Titan Pharmaceuticals, Inc.	3,895	6
* Ciphergen Biosystems, Inc.	4,706	6
* PRAECIS Pharmaceuticals, Inc.	1,340	5
* Pharmacopeia Drug Discovery	1,398	5
* Maxim Pharmaceuticals, Inc.	4,304	5
* Transgenomic, Inc.	2,841	3
* Targeted Genetics Corp.	5,421	3
* Sequenom, Inc.	3,558	2
* Novoste Corp.	966	2
* Matritech Inc.	3,400	2
* Biopure Corp. Class A	1,916	1
* Bioject Medicalbr> Technologies Inc.	1,000	1
* Curative Health Services, Inc.	3,739	1
* PharmaNetics, Inc.	5,064	1
* Alteon, Inc.	3,513	1
		483,078
Industrials (10.9%)
General Electric Co.	2,739,188	96,009
Tyco International Ltd.	522,945	15,092
United Technologies Corp.	264,856	14,808
3M Co.	187,895	14,562
The Boeing Co.	191,875	13,477
United Parcel Service, Inc.	163,358	12,276
Caterpillar, Inc.	174,884	10,103
Emerson Electric Co.	106,803	7,978
Honeywell International Inc.	209,926	7,820
FedEx Corp.	74,405	7,693
Burlington Northern Santa Fe Corp.	96,576	6,840
Lockheed Martin Corp.	97,563	6,208
Illinois Tool Works, Inc.	62,817	5,527
Union Pacific Corp.	64,864	5,222
General Dynamics Corp.	44,242	5,046
Northrop Grumman Corp.	83,132	4,997
Norfolk Southern Corp.	104,633	4,691
Raytheon Co.	116,653	4,684
Cendant Corp.	270,417	4,665
Waste Management, Inc.	145,299	4,410
Deere & Co.	62,403	4,250
Danaher Corp.	63,890	3,564
Ingersoll-Rand Co.	87,346	3,526
Masco Corp.	111,330	3,361
Southwest Airlines Co.	183,248	3,011
PACCAR, Inc.	42,153	2,918
CSX Corp.	56,127	2,850
Rockwell Automation, Inc.	47,093	2,786
Pitney Bowes, Inc.	59,377	2,509
Eaton Corp.	36,283	2,434
Textron, Inc.	31,167	2,399
ITT Industries, Inc.	22,839	2,348
L-3 Communications Holdings, Inc.	29,419	2,187
Dover Corp.	52,393	2,121
Rockwell Collins, Inc.	44,748	2,079
Parker Hannifin Corp.	31,227	2,060
Expeditors International of Washington, Inc.	27,619	1,865
American Standard Cos., Inc.	46,522	1,859
R.R. Donnelley & Sons Co.	52,811	1,807
Precision Castparts Corp.	34,398	1,782
Cooper Industries, Inc. Class A	24,129	1,761
Fluor Corp.	22,534	1,741
Robert Half International, Inc.	41,672	1,579
C.H. Robinson Worldwide Inc.	41,718	1,545
Cintas Corp.	37,175	1,531
W.W. Grainger, Inc.	19,621	1,395
Republic Services, Inc. Class A	36,546	1,372
Avery Dennison Corp.	24,373	1,347
Fastenal Co.	33,432	1,310

	Shares	Market Value• ($000)
Equifax, Inc.	33,679	1,280
Joy Global Inc.	31,488	1,260
Goodrich Corp.	29,942	1,231
* Monster Worldwide Inc.	28,755	1,174
* The Dun & Bradstreet Corp.	17,444	1,168
Manpower Inc.	22,671	1,054
* ChoicePoint Inc.	23,481	1,045
* AMR Corp.	46,270	1,029
American Power Conversion Corp.	45,234	995
Cummins Inc.	10,944	982
* Jacobs Engineering Group Inc.	14,260	968
The Corporate Executive Board Co.	10,393	932
Roper Industries Inc.	22,209	877
Pall Corp.	32,449	872
Pentair, Inc.	25,165	869
SPX Corp.	18,921	866
Aramark Corp. Class B	30,783	855
Oshkosh Truck Corp.	18,939	844
Ametek, Inc.	18,337	780
CNF Inc.	13,648	763
* Terex Corp.	12,834	762
The Brink's Co.	15,427	739
Harsco Corp.	10,946	739
* Alliant Techsystems, Inc.	9,684	738
* McDermott International, Inc.	16,052	716
HNI Corp.	12,984	713
J.B. Hunt Transport Services, Inc.	30,944	701
Ryder System, Inc.	16,820	690
* Yellow Roadway Corp.	15,108	674
* Thomas & Betts Corp.	15,899	667
* Stericycle, Inc.	11,047	650
Landstar System, Inc.	15,355	641
Graco, Inc.	17,162	626
Hughes Supply, Inc.	17,283	620
Teleflex Inc.	9,507	618
The Timken Co.	19,249	616
Donaldson Co., Inc.	19,357	616
JLG Industries, Inc.	13,428	613
Laidlaw International Inc.	26,373	613
Hubbell Inc. Class B	13,488	609
* Shaw Group, Inc.	20,404	594
* JetBlue Airways Corp.	37,765	581
* Flowserve Corp.	14,297	566
* USG Corp.	8,618	560
Alexander & Baldwin, Inc.	10,311	559
IDEX Corp.	13,570	558
Carlisle Co., Inc.	8,038	556
Adesa, Inc.	22,425	548
Trinity Industries, Inc.	12,066	532
* Wesco International, Inc.	12,417	531
* Allied Waste Industries, Inc.	60,597	530
Briggs & Stratton Corp.	13,602	528
Herman Miller, Inc.	18,039	509
Kennametal, Inc.	9,925	507
Walter Industries, Inc.	10,031	499
The Toro Co.	11,369	498
* URS Corp.	13,137	494
GATX Corp.	13,197	476
MSC Industrial Direct Co., Inc. Class A	11,715	471
* Corrections Corp. of America REIT	10,477	471
* Continental Airlines, Inc. Class B	22,018	469
* Navistar International Corp.	16,302	467
UTI Worldwide, Inc.	4,944	459
* Kansas City Southern	18,670	456
Engineered Support Systems, Inc.	10,806	450
* Copart, Inc.	19,116	441
Crane Co.	12,448	439
* Foster Wheeler Ltd.	11,687	430
* Waste Connections, Inc.	12,358	426
* United Stationers, Inc.	8,733	424
* BE Aerospace, Inc.	18,551	408
Brady Corp. Class A	11,270	408
* AGCO Corp.	24,254	402
* United Rentals, Inc.	17,111	400

	Shares	Market Value• ($000)
CLARCOR Inc.	13,469	400
Actuant Corp.	7,153	399
Deluxe Corp.	13,203	398
Lennox International Inc.	14,106	398
* PHH Corp.	14,079	394
Skywest, Inc.	14,221	382
IKON Office Solutions, Inc.	36,509	380
Watsco, Inc.	6,265	375
The Manitowoc Co., Inc.	7,446	374
Washington Group International, Inc.	6,947	368
Acuity Brands, Inc.	11,567	368
* Armor Holdings, Inc.	8,615	367
* AirTran Holdings, Inc.	22,766	365
Lincoln Electric Holdings, Inc.	9,198	365
Simpson Manufacturing Co.	9,945	362
DRS Technologies, Inc.	6,997	360
* Genlyte Group, Inc.	6,487	348
* West Corp.	8,167	344
* Quanta Services, Inc.	25,722	339
* Gardner Denver Inc.	6,752	333
* US Airways Group Inc.	8,962	333
* Hexcel Corp.	17,861	322
Florida East Coast Industries, Inc. Class A	7,578	321
Wabtec Corp.	11,832	318
* FTI Consulting, Inc.	11,403	313
Granite Construction Co.	8,700	312
* Alaska Air Group, Inc.	8,717	311
Banta Corp.	6,238	311
* Resources Connection, Inc.	11,916	311
* EGL, Inc.	8,190	308
* Energy Conversion Devices, Inc.	7,457	304
Knight Transportation, Inc.	14,580	302
Forward Air Corp.	8,204	301
* ESCO Technologies Inc.	6,720	299
* Kirby Corp.	5,700	297
Nordson Corp.	7,337	297
* Ceradyne, Inc.	6,753	296
Curtiss-Wright Corp.	5,362	293
* Labor Ready, Inc.	13,928	290
* Navigant Consulting, Inc.	13,020	286
John H. Harland Co.	7,540	284
* AAR Corp.	11,806	283
Bucyrus International, Inc.	5,350	282
Arkansas Best Corp.	6,300	275
* The Advisory Board Co.	5,754	274
Albany International Corp.	7,548	273
* Dollar Thrifty Automotive Group, Inc.	7,442	268
* Genesee & Wyoming Inc. Class A	7,000	263
Regal-Beloit Corp.	7,323	259
* NCI Building Systems, Inc.	6,060	257
* EMCOR Group, Inc.	3,800	257
G & K Services, Inc. Class A	6,533	256
* Acco Brands Corp.	10,269	252
Pacer International, Inc.	9,400	245
* Esterline Technologies Corp.	6,547	243
Baldor Electric Co.	9,455	243
Werner Enterprises, Inc.	12,216	241
Mueller Industries Inc.	8,552	234
* Teledyne Technologies, Inc.	8,042	234
Heartland Express, Inc.	11,405	231
Mine Safety Appliances Co.	6,348	230
Kaydon Corp.	7,050	227
Universal Forest Products, Inc.	4,100	227
* Moog Inc.	7,925	225
Woodward Governor Co.	2,600	224
ABM Industries Inc.	11,406	223
Watson Wyatt & Co. Holdings	7,900	220
* Swift Transportation Co., Inc.	10,841	220
Administaff, Inc.	5,104	215
NACCO Industries, Inc. Class A	1,824	214
* Aviall, Inc.	7,376	212
* Tetra Tech, Inc.	13,450	211
Applied Industrial Technology, Inc.	6,250	211
Steelcase Inc.	12,997	206

	Shares	Market Value• ($000)
* CoStar Group, Inc.	4,745	205
* General Cable Corp.	10,286	203
* Beacon Roofing Supply, Inc.	6,952	200
* Old Dominion Freight Line, Inc.	7,356	198
* GenCorp, Inc.	10,989	195
* Korn/Ferry International	10,194	191
Bowne & Co., Inc.	12,107	180
Watts Water Technologies, Inc.	5,838	177
Amerco, Inc.	2,422	175
* Orbital Sciences Corp.	13,551	174
* Astec Industries, Inc.	5,321	174
* Teletech Holdings Inc.	14,335	173
* Jacuzzi Brands, Inc.	20,446	172
Federal Signal Corp.	11,258	169
* American Science & Engineering, Inc.	2,705	169
* Mobile Mini, Inc.	3,523	167
* Spherion Corp.	16,600	166
A.O. Smith Corp.	4,700	165
* Consolidated Graphics, Inc.	3,421	162
* GrafTech International Ltd.	25,628	159
Barnes Group, Inc.	4,809	159
Wabash National Corp.	8,247	157
McGrath RentCorp	5,516	153
* Hub Group, Inc.	4,300	152
* Griffon Corp.	6,384	152
Franklin Electric, Inc.	3,838	152
Stewart & Stevenson Services, Inc.	7,153	151
Viad Corp.	5,076	149
ElkCorp	4,410	148
* Casella Waste Systems, Inc.	11,592	148
* Heidrick & Struggles International, Inc.	4,454	143
*^ FuelCell Energy, Inc.	16,686	141
* School Specialty, Inc.	3,828	139
* CBIZ Inc.	23,149	139
* The Middleby Corp.	1,600	138
Rollins, Inc.	7,002	138
* Hudson Highland Group, Inc.	7,918	137
* Insituform Technologies Inc. Class A	7,050	137
* Interline Brands, Inc.	5,965	136
* A.S.V., Inc.	5,427	136
* Portfolio Recovery Associates, Inc.	2,900	135
Apogee Enterprises, Inc.	8,279	134
Kaman Corp. Class A	6,800	134
* EnPro Industries, Inc.	4,950	133
* Marten Transport, Ltd.	7,291	133
UAP Holding Corp.	6,463	132
* Artesyn Technologies, Inc.	12,783	132
* Republic Airways Holdings Inc.	8,600	131
* Cenveo Inc.	9,925	131
Comfort Systems USA, Inc.	13,945	128
* Coinstar, Inc.	5,613	128
Healthcare Services Group, Inc.	6,100	126
Valmont Industries, Inc.	3,700	124
Cubic Corp.	6,199	124
CDI Corp.	4,511	124
* Triumph Group, Inc.	3,300	121
* NCO Group, Inc.	7,140	121
* Perini Corp.	5,000	121
* Cornell Companies, Inc.	8,673	120
* Evergreen Solar, Inc.	11,108	118
Angelica Corp.	7,143	118
* CRA International Inc.	2,424	116
Ennis, Inc.	6,300	114
Kelly Services, Inc. Class A	4,303	113
Quixote Corp.	5,625	111
Alamo Group, Inc.	5,359	110
* American Superconductor Corp.	13,700	108
Raven Industries, Inc.	3,700	107
Badger Meter, Inc.	2,700	106
* Active Power, Inc.	27,518	106
* NuCo2, Inc.	3,800	106
United Industrial Corp.	2,559	106
LSI Industries Inc.	6,657	104
Cascade Corp.	2,200	103

	Shares	Market Value• ($000)
Ameron International Corp.	2,240	102
Bluelinx Holdings Inc.	9,067	102
* Argon ST, Inc.	3,290	102
* II-VI, Inc.	5,600	100
Tredegar Corp.	7,444	96
EDO Corp.	3,540	96
Applied Signal Technology, Inc.	4,200	95
* RailAmerica, Inc.	8,671	95
* Celadon Group Inc.	3,300	95
Knoll, Inc.	5,547	95
* Sirva Inc.	11,670	93
* Encore Wire Corp.	4,101	93
* SCS Transportation, Inc.	4,383	93
* International Shipholding Corp.	5,939	92
* ExpressJet Holdings, Inc.	11,200	91
CIRCOR International, Inc.	3,499	90
* Columbus McKinnon Corp.	4,062	89
* Milacron Inc.	70,773	89
Sea Containers Ltd. Class A	7,000	88
Ampco-Pittsburgh Corp.	6,029	87
* Frontier Airlines, Inc.	9,400	87
* Power-One, Inc.	14,341	86
HEICO Corp. Class A	4,196	86
* On Assignment, Inc.	7,855	86
Freightcar America Inc.	1,755	84
* SOURCECORP, Inc.	3,505	84
* Sequa Corp. Class A	1,215	84
* AAON, Inc.	4,640	83
* Flanders Corp.	6,809	83
* Trex Co., Inc.	2,941	82
* Electro Rent Corp.	5,490	82
* Water Pik Technologies, Inc.	3,806	82
* Clean Harbors Inc.	2,770	80
The Greenbrier Cos., Inc.	2,800	80
* Capstone Turbine Corp.	26,414	79
* APAC Teleservices, Inc.	43,003	79
* Kforce Inc.	7,031	78
* Commercial Vehicle Group Inc.	4,075	77
Vicor Corp.	4,786	76
* Essex Corp.	4,399	75
American Woodmark Corp.	3,000	74
* Distributed Energy Systems Corp.	9,350	71
* Plug Power, Inc.	13,636	70
Standex International Corp.	2,500	69
Aceto Corp.	10,525	69
Tecumseh Products Co. Class A	3,012	69
* PICO Holdings, Inc.	2,106	68
C & D Technologies, Inc.	8,832	67
* Magnatek, Inc.	20,690	67
Ambassadors International, Inc.	4,309	67
* Rush Enterprises, Inc. Class A	4,400	65
* Ducommun, Inc.	3,035	65
* Dynamex Inc.	3,400	65
* Mesa Air Group Inc.	6,147	64
* MTC Technologies, Inc.	2,347	64
* ABX Air, Inc.	8,003	63
* Central Freight Lines, Inc.	34,848	62
Titan International, Inc.	3,587	62
* DiamondCluster International, Inc.	7,478	59
* Covenant Transport, Inc.	4,200	59
* Layne Christensen Co.	2,256	57
Lawson Products, Inc.	1,498	57
* LECG Corp.	3,234	56
* TurboChef Technologies, Inc.	3,857	55
Gorman-Rupp Co.	2,503	55
* WCA Waste Corp.	6,966	55
L.S. Starrett Co. Class A	3,536	55
* Waste Services Inc.	16,492	55
* The Allied Defense Group, Inc.	2,400	55
* Geo Group Inc.	2,340	54
* Baker (Michael) Corp.	2,100	54
* Exponent, Inc.	1,854	53
* Infrasource Services Inc.	3,980	52
* Ionatron Inc.	5,100	52
* Paragon Technologies, Inc.	5,170	51
* GP Strategies Corp.	6,300	51
* Kadant Inc.	2,772	51

	Shares	Market Value• ($000)
* First Consulting Group, Inc.	8,592	50
* Miller Industries, Inc.	2,464	50
Central Parking Corp.	3,602	49
* 3D Systems Corp.	2,699	49
Lindsay Manufacturing Co.	2,513	48
The Standard Register Co.	3,000	47
Robbins & Myers, Inc.	2,300	47
* Herley Industries Inc.	2,802	46
* Pinnacle Airlines Corp.	6,900	46
* Medis Technology Ltd.	3,100	46
* Frozen Food Express Industries, Inc.	4,086	45
* Duratek, Inc.	2,957	44
HEICO Corp.	1,623	42
* Global Power Equipment Group Inc.	9,215	42
Tennant Co.	800	42
* SITEL Corp.	13,105	41
* Park-Ohio Holdings Corp.	2,841	40
* MAIR Holdings, Inc.	8,400	40
* Lydall, Inc.	4,781	39
* DHB Industries, Inc.	8,500	38
Met-Pro Corp.	3,057	36
* Axsys Technologies, Inc.	2,004	36
Schawk, Inc.	1,700	35
* COMSYS IT Partners Inc.	3,117	34
* TRC Cos., Inc.	3,072	34
* Volt Information Sciences Inc.	1,636	31
American Ecology Corp.	2,100	30
* KVH Industries, Inc.	2,936	29
* Team, Inc.	1,265	27
Multi-Color Corp.	900	25
* Xanser Corp.	8,409	25
* AZZ Inc.	1,365	25
* Learning Tree International, Inc.	1,888	24
* Color Kinetics Inc.	1,675	24
* Innotrac Corp.	5,214	24
* Wolverine Tube, Inc.	4,618	23
* Microvision, Inc.	6,400	23
CompX International Inc.	1,435	23
* American Reprographics Co.	900	23
* Valence Technology Inc.	12,738	20
Sun Hydraulics Corp.	932	18
* Spherix Inc.	4,519	16
* Advanced Environmental Recycling Technologies, Inc	7,500	13
* Lamson & Sessions Co.	500	13
* Ultralife Batteries, Inc.	980	12
* Huttig Building Products, Inc.	1,365	11
* ICT Group, Inc.	675	11
Todd Shipyards Corp.	430	11
* Strategic Distribution, Inc.	1,081	11
* Quality Distribution Inc.	1,225	10
Synagro Technologies Inc.	2,306	10
* Channell Commercial Corp.	1,900	9
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/07	6,755	9
* Nashua Corp.	1,299	9
* La Barge, Inc.	600	9
* UQM Technologies, Inc.	2,100	8
* Intersections Inc.	560	5
*^ Arotech Corp.	10,612	4
* PRG-Schultz International, Inc.	5,672	3
* Protection One, Inc.	188	3
* Willis Lease Finance Corp.	335	3
* Integrated Electrical Services, Inc.	4,811	3
Waste Industries USA, Inc.	200	3
* Catalytica Energy Systems, Inc.	1,177	1
* A.T. Cross Co. Class A	300	1
* Headway Corporate Resources, Inc.	3,808	—
* BMC Industries, Inc.	4,603	—
* DT Industries, Inc.	1,000	—
		406,978
Information Technology (15.7%)
Microsoft Corp.	2,491,298	65,147
Intel Corp.	1,574,454	39,298
International Business Machines Corp.	412,342	33,895
* Cisco Systems, Inc.	1,651,360	28,271

	Shares	Market Value• ($000)
Hewlett-Packard Co.	745,818	21,353
* Google Inc.	49,394	20,492
QUALCOMM Inc.	421,301	18,150
* Dell Inc.	588,570	17,651
* Apple Computer, Inc.	214,490	15,420
Motorola, Inc.	638,001	14,412
Texas Instruments, Inc.	419,416	13,451
* Yahoo! Inc.	327,655	12,838
* Oracle Corp.	1,001,238	12,225
First Data Corp.	199,434	8,578
* EMC Corp.	622,924	8,484
Applied Materials, Inc.	419,263	7,522
* Corning, Inc.	380,422	7,479
Automatic Data Processing, Inc.	149,556	6,863
Adobe Systems, Inc.	155,377	5,743
* Symantec Corp.	309,523	5,417
* Electronic Arts Inc.	78,477	4,105
* Sun Microsystems, Inc.	880,412	3,689
* Xerox Corp.	248,163	3,636
Accenture Ltd.	124,808	3,603
Analog Devices, Inc.	96,252	3,453
* Broadcom Corp.	73,132	3,448
Computer Associates International, Inc.	121,304	3,420
* Agilent Technologies, Inc.	100,996	3,362
Paychex, Inc.	88,143	3,360
Electronic Data Systems Corp.	134,544	3,234
* Advanced Micro Devices, Inc.	103,203	3,158
* Marvell Technology Group Ltd.	54,975	3,084
Maxim Integrated Products, Inc.	84,794	3,073
* Lucent Technologies, Inc.	1,148,598	3,055
* SanDisk Corp.	46,975	2,951
Linear Technology Corp.	79,228	2,858
* Juniper Networks, Inc.	123,560	2,755
Autodesk, Inc.	59,190	2,542
KLA-Tencor Corp.	51,027	2,517
* Network Appliance, Inc.	90,289	2,438
* Computer Sciences Corp.	47,916	2,426
* Intuit, Inc.	44,644	2,380
National Semiconductor Corp.	88,752	2,306
Xilinx, Inc.	90,667	2,286
* Micron Technology, Inc.	159,300	2,120
* Fiserv, Inc.	48,745	2,109
Seagate Technology	98,828	1,976
* Freescale Semiconductor, Inc. Class B	75,457	1,899
* Affiliated Computer Services, Inc. Class A	31,102	1,841
* Altera Corp.	96,284	1,784
* Cognizant Technology Solutions Corp.	35,413	1,783
Microchip Technology, Inc.	54,335	1,747
Scientific-Atlanta, Inc.	39,756	1,712
* Jabil Circuit, Inc.	44,846	1,663
* NCR Corp.	48,115	1,633
* Flextronics International Ltd.	148,749	1,553
* NVIDIA Corp.	41,459	1,516
* VeriSign, Inc.	68,713	1,506
Harris Corp.	34,783	1,496
* Comverse Technology, Inc.	51,951	1,381
* Lexmark International, Inc.	30,704	1,376
Siebel Systems, Inc.	128,708	1,362
* Citrix Systems, Inc.	44,122	1,270
* LAM Research Corp.	35,424	1,264
* Cadence Design Systems, Inc.	72,338	1,224
* Tellabs, Inc.	110,624	1,206
* Red Hat, Inc.	43,495	1,185
* Avaya Inc.	111,014	1,185
* McAfee Inc.	42,836	1,162
* BMC Software, Inc.	56,316	1,154
* Iron Mountain, Inc.	25,537	1,078
* Western Digital Corp.	55,229	1,028
Amphenol Corp.	23,162	1,025
* MEMC Electronic Materials, Inc.	45,648	1,012
Intersil Corp.	39,951	994
* DST Systems, Inc.	16,589	994
* Arrow Electronics, Inc.	30,806	987

	Shares	Market Value• ($000)
* Activision, Inc.	70,594	970
CDW Corp.	16,691	961
* Ceridian Corp.	38,184	949
* NAVTEQ Corp.	21,194	930
* Solectron Corp.	252,838	925
* CheckFree Corp.	20,142	925
* JDS Uniphase Corp.	391,140	923
* BEA Systems, Inc.	97,104	913
* Compuware Corp.	100,705	903
* Novell, Inc.	98,588	871
* Novellus Systems, Inc.	36,033	869
Sabre Holdings Corp.	34,044	821
* LSI Logic Corp.	101,904	815
Symbol Technologies, Inc.	63,452	813
Global Payments Inc.	17,044	794
* QLogic Corp.	23,618	768
* Avnet, Inc.	32,009	766
* Zebra Technologies Corp. Class A	17,820	764
Fair Isaac, Inc.	17,173	759
* Synopsys, Inc.	37,295	748
* Teradyne, Inc.	51,216	746
* Freescale Semiconductor, Inc. Class A	29,523	744
* Ingram Micro, Inc. Class A	35,442	706
Diebold, Inc.	18,449	701
* Integrated Device Technology Inc.	51,841	683
* ADC Telecommunications, Inc.	30,222	675
* Akamai Technologies, Inc.	33,336	664
Molex, Inc. Class A	26,847	660
* Alliance Data Systems Corp.	18,541	660
Certegy, Inc.	16,236	659
* Mercury Interactive Corp.	22,637	629
Tektronix, Inc.	22,004	621
* Agere Systems Inc.	47,675	615
* Tech Data Corp.	15,417	612
* Vishay Intertechnology, Inc.	44,188	608
* Mettler-Toledo International Inc.	11,007	608
* Sanmina-SCI Corp.	137,211	585
* Convergys Corp.	36,827	584
MoneyGram International, Inc.	22,275	581
* F5 Networks, Inc.	10,103	578
* Avid Technology, Inc.	10,280	563
* Hyperion Solutions Corp.	15,565	558
* salesforce.com, Inc.	17,076	547
* International Rectifier Corp.	16,985	542
* CNET Networks, Inc.	36,258	533
* Fairchild Semiconductor International, Inc.	31,171	527
* Sybase, Inc.	23,615	516
* Unisys Corp.	88,163	514
Acxiom Corp.	21,988	506
* Maxtor Corp.	72,617	504
* Cree, Inc.	19,875	502
ADTRAN Inc.	16,849	501
* Cypress Semiconductor Corp.	35,160	501
* Trimble Navigation Ltd.	14,083	500
* MICROS Systems, Inc.	10,099	488
* Anteon International Corp.	8,795	478
National Instruments Corp.	14,478	464
Reynolds & Reynolds Class A	16,401	460
* Ciena Corp.	152,524	453
* Foundry Networks, Inc.	32,553	450
* CACI International, Inc.	7,776	446
* BISYS Group, Inc.	31,720	444
* UNOVA, Inc.	13,065	442
* Parametric Technology Corp.	72,000	439
* Emulex Corp.	22,039	436
* Varian Semiconductor Equipment Associates, Inc.	9,860	433
* Microsemi Corp.	15,469	428
* FLIR Systems, Inc.	18,406	411
* Websense, Inc.	6,228	409
* Andrew Corp.	37,987	408
* ValueClick, Inc.	22,453	407
Imation Corp.	8,822	406
* Openwave Systems Inc.	22,968	401
* EarthLink, Inc.	35,233	391
* Silicon Laboratories Inc.	10,656	391

	Shares	Market Value• ($000)
* Polycom, Inc.	25,478	390
* Electronics for Imaging, Inc.	14,493	386
* Rambus Inc.	23,799	385
Jack Henry & Associates Inc.	20,161	385
* TIBCO Software Inc.	50,357	376
* PMC Sierra Inc.	48,259	372
* 3Com Corp.	102,732	370
* Benchmark Electronics, Inc.	10,977	369
* Palm, Inc.	11,562	368
* BearingPoint, Inc.	46,740	367
* THQ Inc.	15,341	366
* aQuantive, Inc.	14,495	366
* MPS Group, Inc.	26,217	358
* ANSYS, Inc.	8,352	357
* Avocent Corp.	12,967	353
* Kronos, Inc.	8,417	352
* Semtech Corp.	19,169	350
Plantronics, Inc.	12,261	347
* Atmel Corp.	112,188	347
Cognex Corp.	11,325	341
* Hewitt Associates, Inc.	12,022	337
* Take-Two Interactive Software, Inc.	18,999	336
* Intergraph Corp.	6,747	336
FactSet Research Systems Inc.	8,145	335
* Cymer, Inc.	9,434	335
* Powerwave Technologies, Inc.	26,107	328
Anixter International Inc.	8,380	328
* Plexus Corp.	14,000	318
* Informatica Corp.	25,577	307
* SiRF Technology Holdings, Inc.	10,234	305
* Perot Systems Corp.	21,514	304
* OmniVision Technologies, Inc.	15,100	301
Belden CDT Inc.	12,279	300
* Tessera Technologies, Inc.	11,586	299
* Digitas Inc.	23,338	292
* Brocade Communications Systems, Inc.	71,680	292
* Wind River Systems Inc.	19,607	290
* CommScope, Inc.	14,228	286
* Digital Insight Corp.	8,901	285
* CSG Systems International, Inc.	12,745	284
* Progress Software Corp.	9,963	283
* Conexant Systems, Inc.	124,228	281
* FileNet Corp.	10,828	280
Molex, Inc.	10,593	275
* Komag, Inc.	7,924	275
* Transaction Systems Architects, Inc.	9,472	273
* eFunds Corp.	11,499	270
* ATMI, Inc.	9,620	269
* Entegris Inc.	28,550	269
* Brooks Automation, Inc.	21,452	269
* RF Micro Devices, Inc.	49,008	265
* Aeroflex, Inc.	24,117	259
* Checkpoint Systems, Inc.	10,410	257
* Digital River, Inc.	8,610	256
* Itron, Inc.	6,322	253
* MicroStrategy Inc.	3,043	252
Black Box Corp.	5,253	249
* Coherent, Inc.	8,376	249
* Interdigital Communications Corp.	13,500	247
* RealNetworks, Inc.	31,806	247
* SRA International, Inc.	8,073	247
* Nuance Communications, Inc.	31,851	243
* Applied Micro Circuits Corp.	92,843	239
* Equinix, Inc.	5,602	228
* Dycom Industries, Inc.	10,139	223
* Global Imaging Systems, Inc.	6,400	222
* Sonus Networks, Inc.	59,538	221
* Macrovision Corp.	13,134	220
* Micrel, Inc.	18,935	220
Talx Corp.	4,805	220
MTS Systems Corp.	6,300	218
* Advent Software, Inc.	7,534	218
* Cogent Inc.	9,504	216
* Internet Security Systems, Inc.	10,272	215
* UTStarcom, Inc.	26,387	213

	Shares	Market Value• ($000)
* Advanced Digital Information Corp	21,631	212
* j2 Global Communications, Inc.	4,896	209
* Paxar Corp.	10,600	208
* Axcelis Technologies, Inc.	42,978	205
Gevity HR, Inc.	7,838	202
* Skyworks Solutions, Inc.	39,564	201
* RSA Security Inc.	17,913	201
* Arris Group Inc.	21,055	199
* Brightpoint, Inc.	7,180	199
AVX Corp.	13,705	198
* SafeNet, Inc.	6,123	197
* CMGI Inc.	129,202	196
* ON Semiconductor Corp.	35,410	196
United Online, Inc.	13,741	195
* Sycamore Networks, Inc.	45,228	195
* Tekelec	14,000	195
* Mentor Graphics Corp.	18,700	193
* Trident Microsystems, Inc.	10,600	191
* Cabot Microelectronics Corp.	6,421	188
* Micromuse Inc.	18,947	187
Total System Services, Inc.	9,370	185
* Gartner, Inc. Class A	14,291	184
Agilysys, Inc.	10,091	184
* InfoSpace, Inc.	7,089	183
* Hutchinson Technology, Inc.	6,416	183
* WebEx Communications, Inc.	8,429	182
* Zoran Corp.	11,130	180
* Euronet Worldwide, Inc.	6,400	178
* FormFactor Inc.	7,264	177
* Power Integrations, Inc.	7,415	177
* Quest Software, Inc.	12,080	176
* ScanSource, Inc.	3,200	175
* Adaptec, Inc.	30,064	175
* DSP Group Inc.	6,953	174
* Altiris, Inc.	10,298	174
* Silicon Image, Inc.	18,855	171
Technitrol, Inc.	9,935	170
* Electro Scientific Industries, Inc.	6,959	168
* Ariba, Inc.	22,232	163
* Diodes Inc.	5,250	163
* Redback Networks Inc.	11,540	162
MAXIMUS, Inc.	4,398	161
* Lexar Media, Inc.	19,553	161
* Comtech Telecommunications Corp.	5,250	160
* Witness Systems, Inc.	8,106	159
* Actel Corp.	12,500	159
* Blue Coat Systems, Inc.	3,478	159
* HomeStore, Inc.	31,153	159
*^ Avanex Corp.	114,731	157
* Applied Films Corp.	7,500	156
* McDATA Corp. Class A	40,948	156
* NETGEAR, Inc.	8,000	154
* Epicor Software Corp.	10,897	154
Quality Systems, Inc.	2,002	154
* Rofin-Sinar Technologies Inc.	3,500	152
* Keane, Inc.	13,754	151
* NetIQ Corp.	12,320	151
* Amkor Technology, Inc.	26,832	150
* Extreme Networks, Inc.	31,524	150
* Genesis Microchip Inc.	8,166	148
* SERENA Software, Inc.	6,300	148
* Rogers Corp.	3,755	147
* Quantum Corp.	48,200	147
* Blackboard Inc.	5,024	146
* KEMET Corp.	20,499	145
* MKS Instruments, Inc.	8,081	145
* Littelfuse, Inc.	5,282	144
Park Electrochemical Corp.	5,500	143
* ViaSat, Inc.	5,300	142
CTS Corp.	12,808	142
* Advanced Energy Industries, Inc.	11,959	141
* Dot Hill Systems Corp.	20,414	141
* Art Technology Group, Inc.	71,023	139
* Manhattan Associates, Inc.	6,784	139
* eCollege.com Inc.	7,694	139
* Interwoven Inc.	16,202	137

	Shares	Market Value• ($000)
* Synaptics Inc.	5,540	137
* ADE Corp.	5,600	135
* iPayment Holdings, Inc.	3,200	133
* Autobytel Inc.	26,841	133
* Photronics Inc.	8,791	132
* Applied Digital Solutions, Inc.	45,988	132
* Aspen Technologies, Inc.	16,801	132
* Cirrus Logic, Inc.	19,705	132
* ManTech International Corp.	4,700	131
* Standard Microsystem Corp.	4,536	130
* TriQuint Semiconductor, Inc.	29,226	130
* Gateway, Inc.	51,679	130
* VeriFone Holdings, Inc.	5,013	127
* Newport Corp.	9,356	127
* Asyst Technologies, Inc.	22,138	127
* iVillage Inc.	15,752	126
* Ciber, Inc.	19,126	126
* Wright Express Corp.	5,727	126
* JDA Software Group, Inc.	7,360	125
* August Technology Corp.	11,326	124
* Agile Software Corp.	20,755	124
* FEI Co.	6,470	124
* Kulicke & Soffa Industries, Inc.	13,995	124
Inter-Tel, Inc.	6,314	124
* Answerthink Consulting Group, Inc.	28,721	122
Cohu, Inc.	5,300	121
* Nu Horizons Electronics Corp.	11,954	121
* Actuate Software Corp.	38,265	120
* Silicon Storage Technology, Inc.	23,390	118
* Computer Horizons Corp.	27,094	118
* Airspan Networks Inc.	20,600	117
* Entrust, Inc.	24,179	117
* Anaren, Inc.	7,412	116
* SPSS, Inc.	3,731	115
* Kopin Corp.	21,526	115
* Borland Software Corp.	17,621	115
* Identix, Inc.	22,888	115
* Opsware, Inc.	16,662	113
* Credence Systems Corp.	16,065	112
* Enterasys Networks, Inc.	8,417	112
* ANADIGICS, Inc.	18,506	111
* Captiva Software Corp.	4,903	109
* Ansoft Corp.	3,189	109
* Veeco Instruments, Inc.	6,254	108
* webMethods, Inc.	14,032	108
* Finisar Corp.	51,938	108
* SonicWALL, Inc.	13,598	108
* AMIS Holdings Inc.	10,100	108
* Lionbridge Technologies, Inc.	15,269	107
* Lattice Semiconductor Corp.	24,645	106
* Ixia	7,167	106
infoUSA Inc.	9,616	105
* Secure Computing Corp.	8,540	105
* SI International Inc.	3,400	104
* Acacia Research- Acacia Technologies	15,000	104
Daktronics, Inc.	3,500	103
* Gerber Scientific, Inc.	10,721	103
* Verint Systems Inc.	2,975	103
* Sapient Corp.	17,787	101
* ActivCard Corp.	28,980	101
* Exar Corp.	8,077	101
* Carrier Access Corp.	20,454	101
*^ Taser International Inc.	14,435	101
*^ Marchex, Inc.	4,460	100
Landauer, Inc.	2,175	100
* Vignette Corp.	6,116	100
* Mercury Computer Systems, Inc.	4,821	99
* Lawson Software Inc.	13,500	99
* Mattson Technology, Inc.	9,600	97
* American Technology Corp.	28,953	96
* Sigma Designs, Inc.	6,185	95
* LoJack Corp.	3,900	94
* Corillian Corp.	34,291	93
* Open Solutions Inc.	4,068	93
Blackbaud, Inc.	5,400	92
* TNS Inc.	4,800	92
* S1 Corp.	21,043	92

	Shares	Market Value• ($000)
* Stratasys, Inc.	3,650	91
* Calamp Corp.	8,669	91
* Aware, Inc.	20,453	91
Methode Electronics, Inc. Class A	9,104	91
* Echelon Corp.	11,451	90
* Alliance Semiconductor Corp.	34,310	89
* Jupitermedia Corp.	6,006	89
* Supertex, Inc.	2,000	89
* Internet Capital Group Inc.	10,766	88
* Sykes Enterprises, Inc.	6,596	88
* Concur Technologies, Inc.	6,767	87
* EMCORE Corp.	11,692	87
* Chordiant Software, Inc.	33,051	87
* TTM Technologies, Inc.	9,134	86
* Neoware Systems, Inc.	3,670	86
* Intellisync Corp.	16,496	85
* Vitesse Semiconductor Corp.	44,264	85
* Novatel Wireless, Inc.	7,001	85
* Intrado Inc.	3,600	83
* NIC Inc.	13,231	82
* Symmetricom Inc.	9,619	81
* Fargo Electronics	4,200	81
* Covansys Corp.	5,908	80
* Presstek, Inc.	8,873	80
* PDF Solutions, Inc.	4,852	79
* Sonic Solutions, Inc.	5,200	79
* Zygo Corp.	5,286	78
* Harmonic, Inc.	15,933	77
* CyberSource Corp.	11,674	77
* Stratex Networks, Inc.	21,362	76
* California Micro Devices Corp.	11,700	76
* RadiSys Corp.	4,356	76
* Ultratech, Inc.	4,548	75
* Tyler Technologies, Inc.	8,366	73
* Callidus Software Inc.	17,400	73
* Hypercom Corp.	11,400	73
* The Ultimate Software Group, Inc.	3,800	72
* Bell Microproducts Inc.	9,468	72
*^ Convera Corp.	7,271	72
*^ Mindspeed Technologies, Inc.	30,566	72
* SigmaTel Inc.	5,456	71
* IXYS Corp.	6,058	71
* Measurement Specialties, Inc.	2,900	71
* Forrester Research, Inc.	3,738	70
* Photon Dynamics, Inc.	3,813	70
* EMS Technologies, Inc.	3,931	70
* Safeguard Scientifics, Inc.	35,355	68
* Integrated Silicon Solution, Inc.	10,591	68
* 24/7 Real Media, Inc.	9,287	68
* Interland, Inc.	15,253	68
* Atari, Inc.	61,711	67
* Embarcadero Technologies, Inc.	9,111	66
* MRO Software Inc.	4,696	66
* MIPS Technologies, Inc.	11,583	66
* Packeteer, Inc.	8,467	66
* Universal Display Corp.	6,255	66
* Dolby Laboratories Inc.	3,852	66
* InterVoice, Inc.	8,155	65
* Immersion Corp.	9,700	64
* SupportSoft, Inc.	15,101	64
* Indus International, Inc.	20,200	63
* Hifn, Inc.	11,300	63
* EPIQ Systems, Inc.	3,400	63
* Leadis Technology Inc.	12,100	62
* Magma Design Automation, Inc.	7,400	62
* MatrixOne, Inc.	12,418	62
* MapInfo Corp.	4,894	62
* Atheros Communications	4,718	61
* C-COR Inc.	12,545	61
* TranSwitch Corp.	33,277	61
* Radiant Systems, Inc.	5,007	61
* OSI Systems Inc.	3,300	61
* ESS Technology, Inc.	17,675	61
* Kanbay International Inc.	3,799	60
* Superior Essex Inc.	2,984	60
* LTX Corp.	13,244	60

	Shares	Market Value• ($000)
* Excel Technology, Inc.	2,500	59
* Keynote Systems Inc.	4,525	58
* Stellent Inc.	5,832	58
* FARO Technologies, Inc.	2,868	57
* CCC Information Services Group	2,183	57
Keithley Instruments Inc.	4,065	57
* Mastec Inc.	5,411	57
* Metrologic Instruments, Inc.	2,916	56
* PLX Technology, Inc.	6,500	56
* MRV Communications Inc.	27,246	56
* Digi International, Inc.	5,321	56
* Ditech Communications Corp.	6,629	55
* Glenayre Technologies, Inc.	16,765	54
* Rackable Systems Inc.	1,900	54
* PC-Tel, Inc.	6,138	54
* Lasercard Corp.	3,547	53
* Concurrent Computer Corp.	27,454	52
* Pixelworks, Inc.	10,182	52
* Zhone Technologies	24,375	52
* Pericom Semiconductor Corp.	6,480	52
Startek, Inc.	2,846	51
* Online Resources Corp.	4,589	51
* FSI International, Inc.	10,998	51
* SeaChange International, Inc.	6,365	50
* InFocus Corp.	12,451	50
* SYNNEX Corp.	3,300	50
Integral Systems, Inc.	2,599	49
* Westell Technologies, Inc.	10,801	49
* Transmeta Corp.	42,916	48
* Bottomline Technologies, Inc.	4,400	48
* PortalPlayer Inc.	1,700	48
* DTS Inc.	3,200	47
Syntel, Inc.	2,247	47
* Pegasus Solutions Inc.	5,167	46
* NetRatings, Inc.	3,686	45
* COMARCO, Inc.	4,550	45
* FalconStor Software, Inc.	6,141	45
* Catapult Communications Corp.	3,054	45
* Analysts International Corp.	18,801	45
* Computer Task Group, Inc.	11,357	45
SpectraLink Corp.	3,700	44
* Iomega Corp.	17,476	44
* PLATO Learning, Inc.	5,472	43
X-Rite Inc.	4,335	43
* BindView Development Corp.	10,837	43
* Captaris Inc.	11,630	43
* Ceva, Inc.	6,807	43
* Oplink Communications, Inc.	2,898	42
* Digimarc Corp.	7,100	42
*^ ParkerVision, Inc.	4,402	40
* CyberOptics Corp.	2,900	39
* Phoenix Technologies Ltd.	6,170	39
* Merix Corp.	5,310	38
Bel Fuse, Inc. Class B	1,200	38
* QuickLogic Corp.	9,638	38
* NMS Communications Corp.	10,821	38
* TheStreet.com, Inc.	5,142	37
* Intevac, Inc.	2,800	37
* Carreker Corp.	7,400	37
Bel Fuse, Inc. Class A	1,477	37
* Terayon Communications Systems, Inc.	15,814	37
* Manugistics Group, Inc.	20,431	36
Renaissance Learning, Inc.	1,886	36
* Tollgrade Communications, Inc.	3,209	35
* Dynamics Research Corp.	2,261	35
Woodhead Industries, Inc.	2,500	35
* InterVideo Inc.	3,276	35
* Centillium Communications, Inc.	9,548	33
* PAR Technology Corp.	1,200	33
* Tumbleweed Communications Corp.	10,736	33
* Mechanical Technology Inc.	11,586	32
* Virage Logic Corp.	3,199	32
* Pegasystems Inc.	4,288	31
* Planar Systems, Inc.	3,723	31
* Interactive Intelligence Inc.	6,107	31
QAD Inc.	3,999	31
* RAE Systems, Inc.	8,627	30

	Shares	Market Value• ($000)
* Napster, Inc.	8,388	30
* Interlink Electronics Inc.	8,131	29
* iGATE Corp.	5,980	29
* Multi-Fineline Electronix, Inc.	600	29
* iPass Inc.	4,400	29
* Raindance Communications, Inc.	13,742	28
* Micro Linear Corp.	15,300	28
* Digital Angel Corp.	8,900	28
* Internap Network Services Corp.	63,592	27
Lowrance Electronics, Inc.	1,018	27
* MetaSolv, Inc.	9,111	26
* Cray Inc.	19,700	26
* LookSmart, Ltd.	6,832	26
* AuthentiDate Holding Corp.	13,276	26
* Ulticom, Inc.	2,597	25
* OPNET Technologies, Inc.	2,712	25
* Selectica, Inc.	8,094	23
* SM&A Corp.	2,694	22
* Applied Innovation Inc.	6,618	22
* Centra Software, Inc.	9,958	20
Allen Organ Co.	283	17
* Lantronix, Inc.	9,475	16
* White Electronic Designs Corp.	3,020	15
* Tier Technologies, Inc.	2,099	15
* Optical Communication Products, Inc.	6,429	15
* Mobius Management Systems, Inc.	2,203	15
* SCM Microsystems, Inc.	4,186	14
* VA Software Corp.	7,739	14
* Miva Inc.	2,761	14
* Nanometrics Inc.	1,100	12
* BSQUARE Corp.	3,646	12
* Bankrate, Inc.	400	12
*^ IPIX Corp.	7,043	12
* Monolithic System Technology, Inc.	2,064	11
* Network Equipment Technologies, Inc.	2,507	11
* Endwave Corp.	912	11
* Sirenza Microdevices, Inc.	2,304	11
* Cyberguard Corp.	1,200	11
* WatchGuard Technologies, Inc.	2,792	10
* Sumtotal Systems Inc.	2,241	10
* Intraware, Inc.	1,410	10
* Vitria Technology, Inc.	3,573	10
* ePlus Inc.	683	9
* Zix Corp.	4,904	9
* Research Frontiers, Inc.	1,800	9
* Zomax Inc.	4,267	9
* Docucorp International, Inc.	1,347	9
* WJ Communications, Inc.	5,246	8
* Neoforma, Inc.	855	8
* Quovadx, Inc.	3,315	8
* Viisage Technology, Inc.	440	8
* Telular Corp.	2,339	8
Sunrise Telecom Inc.	4,513	8
* TechTeam Global, Inc.	742	7
* SAFLINK Corp.	9,224	7
* Management Network Group Inc.	2,896	7
* Tut Systems, Inc.	2,266	7
* Viewpoint Corp.	6,086	7
* Visual Networks, Inc.	3,538	6
* SpatiaLight, Inc.	1,845	6
* Edgewater Technology, Inc.	1,077	6
* The SCO Group, Inc.	1,605	6
* Ramtron International Corp.	3,117	6
* Cherokee International Corp.	1,333	6
* Saba Software, Inc.	1,499	6
* On2 Technologies, Inc.	5,693	6
* ONYX Software Corp.	1,345	6
* Avici Systems Inc.	1,376	5
* Network Engines, Inc.	4,161	5
* Loudeye Corp.	13,669	5
* Pemstar Inc.	3,500	5
* Wave Systems Corp.	6,508	4
* Therma-Wave Inc.	3,032	4
* Motive, Inc.	1,400	4

	Shares	Market Value• ($000)
* NetScout Systems, Inc.	769	4
* Somera Communications, Inc.	5,038	4
Inforte Corp.	907	4
Wireless Telecom Group, Inc.	1,279	3
* Superconductor Technologies Inc.	7,300	3
* BroadVision, Inc.	6,257	3
* Technology Solutions Co.	391	3
* PC Connection, Inc.	550	3
* SAVVIS Communications Corp.	3,840	3
* MTI Technology Corp.	2,045	2
* Verso Technologies, Inc.	1,918	2
* Cosine Communications, Inc.	623	2
* Dynabazaar, Inc.	3,795	1
* Network-1 Security Solutions, Inc.	975	1
* LQ Corp. Inc.	381	1
* Rainmaker Systems, Inc.	198	1
* Optical Cable Corp. Warrants Exp. 10/24/07	959	1
* eGain Communications Corp.	436	—
* VIA NET.WORKS, Inc.	5,204	—
* GSE Systems, Inc.	84	—
* Direct Insite Corp.	73	—
* Media 100 Inc.	1,614	—
		583,404
Materials (3.1%)
Dow Chemical Co.	249,333	10,926
E.I. du Pont de Nemours & Co.	257,057	10,925
Alcoa Inc.	225,478	6,667
Newmont Mining Corp. (Holding Co.)	116,075	6,198
Monsanto Co.	69,446	5,384
Praxair, Inc.	83,615	4,428
Weyerhaeuser Co.	62,771	4,164
International Paper Co.	120,485	4,050
Phelps Dodge Corp.	25,088	3,609
Air Products & Chemicals, Inc.	57,331	3,393
Nucor Corp.	40,385	2,694
PPG Industries, Inc.	43,920	2,543
Freeport-McMoRan Copper & Gold, Inc. Class B	45,827	2,465
Rohm & Haas Co.	37,780	1,829
Ecolab, Inc.	49,705	1,803
Vulcan Materials Co.	26,589	1,801
United States Steel Corp.	29,578	1,422
Lyondell Chemical Co.	57,457	1,369
MeadWestvaco Corp.	47,930	1,343
Temple-Inland Inc.	28,000	1,256
* Sealed Air Corp.	21,547	1,210
Sigma-Aldrich Corp.	17,525	1,109
Eastman Chemical Co.	21,210	1,094
Ball Corp.	26,909	1,069
Ashland, Inc.	17,333	1,004
Engelhard Corp.	31,341	945
* Smurfit-Stone Container Corp.	66,070	936
Martin Marietta Materials, Inc.	12,069	926
* Pactiv Corp.	39,111	860
* Crown Holdings, Inc.	43,358	847
* Owens-Illinois, Inc.	39,924	840
Allegheny Technologies Inc.	21,313	769
Chemtura Corp.	60,424	767
Lubrizol Corp.	17,645	766
Louisiana-Pacific Corp.	27,336	751
Bemis Co., Inc.	26,598	741
Sonoco Products Co.	24,579	723
International Flavors & Fragrances, Inc.	20,755	695
Florida Rock Industries, Inc.	12,735	625
Valspar Corp.	25,246	623
Airgas, Inc.	17,856	587
Scotts Miracle-Gro Co.	12,346	559
Cabot Corp.	15,426	552
RPM International, Inc.	30,681	533
* The Mosaic Co.	34,788	509
Cleveland-Cliffs Inc.	5,721	507
* FMC Corp.	9,420	501
Packaging Corp. of America	21,467	493
Cytec Industries, Inc.	10,131	483
Commercial Metals Co.	12,805	481

	Shares	Market Value• ($000)
Eagle Materials, Inc.	3,903	478
AptarGroup Inc.	9,137	477
Lafarge North America Inc.	8,434	464
Bowater Inc.	14,521	446
Reliance Steel & Aluminum Co.	7,262	444
Carpenter Technology Corp.	5,775	407
* Huntsman Corp.	23,133	398
Celanese Corp. Series A	20,684	395
Albemarle Corp.	10,252	393
Potlatch Corp.	7,558	385
* Headwaters Inc.	10,791	382
Olin Corp.	18,525	365
* Nalco Holding Co.	20,235	358
Worthington Industries, Inc.	18,218	350
Steel Dynamics, Inc.	9,778	347
Quanex Corp.	6,711	335
* Hercules, Inc.	27,880	315
Texas Industries, Inc.	6,103	304
Minerals Technologies, Inc.	5,385	301
* Titanium Metals Corp.	3,988	252
* Coeur d'Alene Mines Corp.	62,873	251
* Oregon Steel Mills, Inc.	8,388	247
Longview Fibre Co.	11,400	237
H.B. Fuller Co.	7,263	233
Georgia Gulf Corp.	7,638	232
Spartech Corp.	10,058	221
* Chaparral Steel Co.	7,284	220
* Aleris International Inc.	6,767	218
* RTI International Metals, Inc.	5,500	209
Silgan Holdings, Inc.	5,772	208
* Symyx Technologies, Inc.	7,468	204
* Century Aluminum Co.	7,748	203
* AK Steel Corp.	24,490	195
Ferro Corp.	10,007	188
Sensient Technologies Corp.	10,412	186
MacDermid, Inc.	6,544	183
Greif Inc. Class A	2,719	180
Compass Minerals International	7,200	177
Glatfelter	12,330	175
Ryerson Tull, Inc.	7,030	171
AMCOL International Corp.	8,308	170
* Hecla Mining Co.	41,486	168
Schnitzer Steel Industries, Inc. Class A	5,475	167
Royal Gold, Inc.	4,800	167
* W.R. Grace & Co.	16,562	156
* Apex Silver Mines Ltd.	9,700	154
Deltic Timber Corp.	2,900	150
A. Schulman Inc.	6,983	150
Wausau Paper Corp.	12,590	149
Arch Chemicals, Inc.	4,888	146
* Stillwater Mining Co.	12,066	140
Chesapeake Corp. of Virginia	8,187	139
* PolyOne Corp.	21,294	137
Gibraltar Industries Inc.	5,850	134
Quaker Chemical Corp.	6,824	131
* OM Group, Inc.	6,420	120
Metal Management, Inc.	5,100	119
* NewMarket Corp.	4,529	111
Neenah Paper Inc.	3,900	109
*^ Altair Nanotechnology	52,200	106
* Material Sciences Corp.	7,273	103
* Buckeye Technology, Inc.	12,399	100
* Brush Engineered Materials Inc.	5,922	94
Rock-Tenn Co.	6,800	93
Calgon Carbon Corp.	15,197	86
Eagle Materials, Inc. Class B	725	85
Schweitzer-Mauduit International, Inc.	3,364	83
Myers Industries, Inc.	5,664	83
Westlake Chemical Corp.	2,799	81
American Vanguard Corp.	3,400	80
Steel Technologies, Inc.	2,700	76
* Graphic Packaging Corp.	32,963	75
* Caraustar Industries, Inc.	8,295	72
* A.M. Castle & Co.	3,295	72
Wellman, Inc.	10,463	71
* Omnova Solutions Inc.	12,603	60
Roanoke Electric Steel Corp.	2,500	59
* Terra Industries, Inc.	10,369	58

	Shares	Market Value• ($000)
* Nonophase Technologies Corp.	8,900	50
NL Industries, Inc.	3,308	47
* Wheeling-Pittsburgh Corp.	5,108	46
* U.S. Concrete, Inc.	4,700	45
* Lesco, Inc.	2,600	40
Stepan Co.	1,380	37
* Northwest Pipe Co.	1,351	36
Summa Industries	4,400	34
Penford Corp.	1,936	24
NN, Inc.	2,000	21
* Maxxam Inc.	490	17
* Zoltek Cos., Inc.	1,796	16
* Pioneer Cos., Inc.	500	15
* Eden Bioscience Corp.	7,422	4
* Webco Industries, Inc.	40	3
*^ Liquidmetal Technologies Inc.	2,600	2
		117,199
Telecommunication Services (2.8%)
AT&T Inc.	1,009,739	24,729
Verizon Communications Inc.	714,516	21,521
Sprint Nextel Corp.	725,735	16,953
BellSouth Corp.	473,547	12,833
Alltel Corp.	89,092	5,622
* American Tower Corp. Class A	103,472	2,804
* Qwest Communications International Inc.	404,477	2,285
* NII Holdings Inc.	35,314	1,543
* Crown Castle International Corp.	56,400	1,518
MCI Inc.	63,861	1,260
* Telewest Global, Inc.	50,939	1,213
Citizens Communications Co.	88,702	1,085
* Nextel Partners, Inc.	38,365	1,072
CenturyTel, Inc.	32,131	1,065
Telephone & Data Systems, Inc.	22,716	818
* Alamosa Holdings, Inc.	35,985	670
*^ Level 3 Communications, Inc.	171,015	491
* Leap Wireless International, Inc.	11,843	449
PanAmSat Holding Corp.	14,382	352
* SBA Communications Corp.	18,560	332
* NeuStar, Inc. Class A	9,661	295
* Dobson Communications Corp.	32,409	243
* Cincinnati Bell Inc.	61,978	218
* Price Communications Corp.	12,762	190
Commonwealth Telephone Enterprises, Inc.	5,384	182
* U.S. Cellular Corp.	3,666	181
USA Mobility, Inc.	6,500	180
* IDT Corp. Class B	15,158	177
* UbiquiTel Inc.	16,058	159
* Premiere Global Services, Inc.	17,868	145
* Broadwing Corp.	23,875	144
Telephone & Data Systems, Inc.-Special Common Shares	4,164	144
* General Communication, Inc.	12,500	129
* Time Warner Telecom Inc.	11,054	109
Atlantic Tele-Network, Inc.	2,580	108
D&E Communications, Inc.	12,129	101
North Pittsburgh Systems, Inc.	5,224	99
Surewest Communications	3,600	95
* Centennial Communications Corp. Class A	6,080	94
Alaska Communications Systems Holdings, Inc.	9,218	94
* Primus Telecommunications Group, Inc.	116,470	87
* @ Road, Inc.	16,000	84
* Talk America Holdings, Inc.	8,370	72
* Wireless Facilities, Inc.	13,179	67
* Suncom Wireless Holdings, Inc. Class A	21,327	59
Iowa Telecommunications Services Inc.	3,800	59
* LCC International, Inc. Class A	17,663	58
* Cogent Communications Group, Inc.	10,190	56
*^ InPhonic, Inc.	5,900	51
CT Communications, Inc.	3,800	46

	Shares	Market Value• ($000)
Shenandoah Telecommunications Co.	1,110	44
* Pac-West Telecom, Inc.	45,185	44
Hector Communications Corp.	1,419	40
Valor Communications Group, Inc.	3,046	35
* Syniverse Holdings Inc.	1,354	28
* IDT Corp.	1,658	19
New Skies Satellites Holdings Ltd.	700	15
* Covista Communications, Inc.	3,805	5
* Metro One Telecommunications, Inc.	3,900	1
* Trinsic Inc.	39	—
* FiberNet Telecom Group, Inc.	1	—
		102,572
Utilities (3.4%)
Exelon Corp.	173,294	9,209
Dominion Resources, Inc.	88,058	6,798
Southern Co.	192,997	6,664
Duke Energy Corp.	239,387	6,571
TXU Corp.	117,864	5,916
FirstEnergy Corp.	85,343	4,181
FPL Group, Inc.	96,731	4,020
Public Service Enterprise Group, Inc.	61,845	4,018
American Electric Power Co., Inc.	99,422	3,688
Entergy Corp.	53,671	3,685
PG&E Corp.	97,656	3,625
Edison International	80,186	3,497
Consolidated Edison Inc.	63,375	2,936
PPL Corp.	98,197	2,887
Progress Energy, Inc.	61,931	2,720
Ameren Corp.	52,757	2,703
Sempra Energy	59,787	2,681
Constellation Energy Group, Inc.	46,160	2,659
* AES Corp.	160,802	2,545
Cinergy Corp.	48,931	2,078
DTE Energy Co.	45,152	1,950
Xcel Energy, Inc.	104,179	1,923
Questar Corp.	22,065	1,670
KeySpan Corp.	45,118	1,610
NiSource, Inc.	70,894	1,479
* Allegheny Energy, Inc.	42,157	1,334
Wisconsin Energy Corp.	30,320	1,184
SCANA Corp.	28,047	1,104
Equitable Resources, Inc.	29,971	1,100
Pepco Holdings, Inc.	49,089	1,098
* NRG Energy, Inc.	22,742	1,072
Pinnacle West Capital Corp.	25,637	1,060
CenterPoint Energy Inc.	72,390	930
TECO Energy, Inc.	53,942	927
MDU Resources Group, Inc.	27,993	916
Aqua America, Inc.	33,154	905
Energy East Corp.	38,128	869
DPL Inc.	32,827	854
Alliant Energy Corp.	30,212	847
* CMS Energy Corp.	57,356	832
* Reliant Energy, Inc.	78,549	811
NSTAR	27,716	795
Northeast Utilities	38,051	749
AGL Resources Inc.	19,253	670
ONEOK, Inc.	24,920	664
Energen Corp.	18,157	659
National Fuel Gas Co.	20,873	651
OGE Energy Corp.	23,632	633
Puget Energy, Inc.	30,251	618
* Southern Union Co.	24,709	584
WPS Resources Corp.	10,496	581
UGI Corp. Holding Co.	27,347	563
Atmos Energy Corp.	21,118	552
Great Plains Energy, Inc.	19,560	547
Hawaiian Electric Industries Inc.	21,102	547
Vectren Corp.	19,902	541
Piedmont Natural Gas, Inc.	20,313	491
Westar Energy, Inc.	22,781	490
NICOR Inc.	11,410	449
PNM Resources Inc.	16,922	414

	Shares	Market Value• ($000)
* Sierra Pacific Resources	30,926	403
WGL Holdings Inc.	12,713	382
Peoples Energy Corp.	9,994	350
* Aquila, Inc.	96,819	349
Duquesne Light Holdings, Inc.	21,014	343
* Dynegy, Inc.	70,278	340
ALLETE, Inc.	7,495	330
IDACORP, Inc.	11,053	324
New Jersey Resources Corp.	7,144	299
NorthWestern Corp.	9,511	296
UniSource Energy Corp.	9,080	283
Black Hills Corp.	8,141	282
Northwest Natural Gas Co.	7,673	262
Cleco Corp.	12,548	262
* El Paso Electric Co.	11,952	250
Southwest Gas Corp.	9,416	249
Avista Corp.	11,345	201
South Jersey Industries, Inc.	6,800	198
Otter Tail Corp.	6,771	196
MGE Energy, Inc.	5,321	180
CH Energy Group, Inc.	3,706	170
UIL Holdings Corp.	3,379	155
California Water Service Group	4,000	153
The Laclede Group, Inc.	5,200	152
American States Water Co.	4,758	147
SJW Corp.	2,849	130
Cascade Natural Gas Corp.	6,600	129
Southwest Water Co.	8,809	126
Empire District Electric Co.	5,804	118
Connecticut Water Services, Inc.	4,419	108
Middlesex Water Co.	2,960	51
Central Vermont Public Service Corp	2,482	45
Green Mountain Power Corp.	999	29
Chesapeake Utilities Corp.	800	25
Maine & Maritimes Corp.	624	10
EnergySouth, Inc.	274	7
		126,088
Total Common Stocks (Cost $3,493,828)		3,688,955
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
[2] Vanguard Market Liquidity Fund, 4.274%	36,629,126	36,629
[2] Vanguard Market Liquidity Fund, 4.274%—Note E	12,754,200	12,754
		49,383
	Face Amount ($000)
U.S. Agency Obligations (0.0%)
[3] Federal National Mortgage Assn 4 3.969%, 1/11/06	1,000	999
[4] 4.178%, 1/26/06	500	499
		1,498
Total Temporary Cash Investments (Cost $50,881)		50,881
Total Investments (100.6%) (Cost $3,544,709)		3,739,836
Other Assets and Liabilities (-0.6%)
Other Assets		34,766
Liabilities—Note E		(58,326)
		(23,560)
Net Assets (100%)		3,716,276

At December 31, 2005, net assets consisted of:[5]
Amount ($000)

Paid-in Capital	3,684,190

Undistributed Net Investment Income	689

Accumulated Net Realized Losses	(163,397)

Unrealized Appreciation (Depreciation)
Investment Securities	195,127

Futures Contracts	(333)

Net Assets	3,716,276

Institutional Shares—Net Assets

Applicable to 4,795,820 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	129,497

Net Asset Value Per Share-
Institutional Shares	$27.00

Institutional Plus Shares-Net Assets
Applicable to 132,828,511 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,586,779

Net Asset Value Per Share-
Institutional Plus Shares	$27.00

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.7%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

4 Securities with a value of $1,498,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT--Real Estate Investment Trust.

Statement of Operations

Year Ended December 30, 2005
($000)
Investment Income
Income
Dividends	25,749
Interest[1]	310
Security Lending	164
Total Income	26,223
Expenses
The Vanguard Group—Note B
Management and Administrative
Institutional Shares	285
Institutional Plus Shares	219
Total Expenses	504
Net Investment Income	25,719
Realized Net Gain (Loss)
Investment Securities Sold	24,620
Futures Contracts	415
Realized Net Gain (Loss)	25,035
Change in Unrealized Appreciation (Depreciation)
Investment Securities	30,719
Futures Contracts	(485)
Change in Unrealized Appreciation (Depreciation)	30,234
Net Increase (Decrease) in Net Assets Resulting from Operations	80,988

1 Interest income from an affiliated company of the fund was $310,000.

Statement of Changes in Net Assets

Year Ended December 31,
	2005 ($000)	2004 ($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	25,719	19,405
Realized Net Gain (Loss)	25,035	(13)
Change in Unrealized Appreciation (Depreciation)	30,234	118,890
Net Increase (Decrease) in Net Assets Resulting from Operations	80,988	138,282
Distributions
Net Investment Income
Institutional Shares	(7,973)	(11,163)
Institutional Plus Shares	(17,181)	(8,095)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(25,154)	(19,258)
Capital Share Transactions—Note F
Institutional Shares	(667,087)	152,417
Institutional Plus Shares	3,087,627	(73,783)
Net Increase (Decrease) from Capital Share Transactions	2,420,540	78,634
Total Increase (Decrease)	2,476,374	197,658
Net Assets
Beginning of Period	1,239,902	1,042,244
End of Period[1]	3,716,276	1,239,902

1 Including undistributed net investment income of $689,000 and $124,000.

Financial Highlights

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	Aug. 31[1] to Dec. 31, 2001

Net Asset Value, Beginning of Period	$25.83	$23.33	$18.00	$23.10	$22.72

Investment Operations

Net Investment Income	.398	.425[2]	.33	.32	.098

Net Realized and Unrealized Gain (Loss) on Investments	1.169	2.498	5.33	(5.10)	.421

Total from Investment Operations	1.567	2.923	5.66	(4.78)	.519
Distributions

Dividends from Net Investment Income	(.397)	(.423)	(.33)	(.32)	(.139)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.397)	(.423)	(.33)	(.32)	(.139)

Net Asset Value, End of Period	$27.00	$25.83	$23.33	$18.00	$23.10

Total Return	6.14%	12.65%	31.70%	-20.77%	2.33%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$129	$789	$563	$245	$358

Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.06%[3]

Ratio of Net Investment Income to Average Net Assets	1.77%	1.83%[2]	1.62%	1.45%	1.33%[3]

Portfolio Turnover Rate[4]	21%[5]	22%	11%	9%	15%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

5 Includes activity related to a change in the fund’s target index.

Institutional Plus Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	May. 31[1] to Dec. 31, 2001
Net Asset Value, Beginning of Period	$25.83	$23.33	$18.00	$23.10	$25.00
Investment Operations
Net Investment Income	.404	.434[2]	.337	.327	.151
Net Realized and Unrealized Gain (Loss) on Investments	1.169	2.498	5.330	(5.100)	(1.900)
Total from Investment Operations	1.573	2.932	5.667	(4.773)	(1.749)
Distributions
Dividends from Net Investment Income	(.403)	(.432)	(.337)	(.327)	(.151)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.403)	(.432)	(.337)	(.327)	(.151)
Net Asset Value, End of Period	$27.00	$25.83	$23.33	$18.00	$23.10
Total Return	6.17%	12.69%	31.74%	-20.74%	-6.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,587	$451	$479	$680	$1,189
Ratio of Total Expenses to Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%[3]
Ratio of Net Investment Income to Average Net Assets	1.80%	1.87%[2]	1.64%	1.48%	1.36%[3]
Portfolio Turnover Rate[4]	21%[5]	22%	11%	9%	15%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

5 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $32,475,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $689,000 of ordinary income available for distribution. The fund had available realized losses of $163,730,000 to offset future net capital gains of $4,981,000 through December 31, 2009, $99,548,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, and $228,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $195,127,000, consisting of unrealized gains of $290,599,000 on securities that had risen in value since their purchase and $95,472,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	235	14,744	(210)

S&P 500 Index	27	8,470	(98)

Russell 2000 Index	3	1,017	(16)

S&P MidCap 400 Index	2	743	(9)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.     During the year ended December 31, 2005, the fund purchased $2,822,661,000 of investment securities and sold $421,948,000 of investment securities, other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $12,099,000, for which the fund received cash collateral of $12,754,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Institutional Shares

Issued	29,069	1,127	335,750	13,964

Issued in Lieu of Cash Distributions	7,999	312	8,956	364

Redeemed	(704,155)	(27,171)	(192,289)	(7,936)

Net Increase (Decrease)-Institutional Shares	(667,087)	(25,732)	152,417	6,392

Institutional Plus Shares

Issued	3,221,916	120,466	1,183	49

Issued in Lieu of Cash Distributions	11,107	409	290	12

Redeemed	(145,396)	(5,516)	(75,256)	(3,124)

Net Increase (Decrease)-Institutional Plus Shares	3,087,627	115,359	(73,783)	(3,063)

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Institutional Index Fund and the Shareholders of Vanguard Institutional Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Fund, hereafter referred to as the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia,Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $23,710,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 93.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005
	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Institutional Shares	$1,000.00	$1,063.34	$0.26

Institutional Plus Shares	1,000.00	1,063.45	0.13

Based on Hypothetical 5% Yearly Return

Institutional Shares	$1,000.00	$1,024.95	$0.26

Institutional Plus Shares	1,000.00	1,025.08	0.13

1	These calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.050% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund prospectus.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997—2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard,
and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
This material may be used in conjunction	or Morningstar, Inc., unless otherwise noted.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by	You can obtain a free copy of Vanguard's proxy voting
the fund's current prospectus.	guidelines by visiting our website, www.vanguard.com,
and searching for "proxy voting guidelines," or by calling
The funds or securities referred to herein that are	Vanguard at 800-662-2739. They are also available from
offered by The Vanguard Group and track an MSCI Index	the SEC's website, www.sec.gov. In addition, you may
are not sponsored, endorsed, or promoted by MSCI, and	obtain a free report on how your fund voted the proxies for
MSCI bears no liability with respect to any such funds or	securities it owned during the 12 months ended June 30.
securities. For such funds or securities, the prospectus or	To get the report, visit either www.vanguard.com or
the Statement of Additional Information contains a more	www.sec.gov.
detailed description of the limited relationship MSCI has
with The Vanguard Group.	You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a request
in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2005: $63,000
Fiscal Year Ended December 31, 2004: $58,400

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2005: $2,152,740
Fiscal Year Ended December 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2005: $382,200
Fiscal Year Ended December 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2005: $0
Fiscal Year Ended December 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2005: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.